SEC. File Nos. 333-163115

811-22349

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 32

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 35

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

(Exact Name of Registrant as specified in charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of principal executive offices)

Registrant's telephone number, including area code:

(213) 486-9200

Courtney R. Taylor, Secretary

Capital Group Private Client Services Funds

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

Copies to:

Lea Anne Copenhefer

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing become effective on January 1, 2026, pursuant to paragraph (b) of Rule 485.

Private Client Services Funds Prospectus January 1, 2026

Ticker

Capital Group California Core Municipal Fund	CCCMX
Capital Group California Short-Term Municipal Fund	CCSTX

Table of contents

Summaries: Capital Group California Core Municipal Fund 1 Capital Group California Short-Term Municipal Fund 5

Investment objective, strategies and risks 8

Management and organization 16

Purchase, exchange and sale of shares 18

How to sell shares 21

Distributions and taxes 23

Fund expenses 23

Financial highlights 24

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Capital Group California Core Municipal Fund

Investment objective The fund seeks to provide current income exempt from federal and California income taxes while preserving your investment.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Management fees	0.25%
Distribution and/or service (12b-1) fees	none
Other expenses	0.02
Total annual fund operating expenses	0.27

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$28	$87	$152	$343

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal investment strategies The fund seeks to achieve its objective by primarily investing in municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objective, the fund may also invest in municipal securities that are issued by jurisdictions outside California.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Rating Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between one and 10 years. In calculating the effective maturity or average life of a particular debt security, a put, call, sinking fund or other feature will be considered to the extent it results in a security whose market characteristics indicate an effective maturity or average life that is shorter than its nominal or stated maturity. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.

The fund may invest in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries. The fund may also invest more than 25% of its assets in industrial development bonds.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

1     Capital Group Private Client Services Funds / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in municipal bonds of issuers within the state of California — Because the fund invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Insured municipal bonds – The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less

Capital Group Private Client Services Funds / Prospectus     2

liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling the fund’s transfer agent at (800) 421-4996.

Average annual total returns For the periods ended December 31, 2024:
	Inception date	1 year	5 years	10 years	Lifetime
− Before taxes	4/13/2010	1.41%	0.97%	1.61%	2.12%
− After taxes on distributions		1.41	0.89	1.56	N/A
− After taxes on distributions and sale of fund shares		1.81	1.12	1.64	N/A

Indexes	1 year	5 years	10 years	Lifetime
Bloomberg Municipal Bond Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	1.05%	0.99%	2.25%	3.18%
Bloomberg California Short-Intermediate Municipal Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	1.02	0.90	1.56	2.23
The fund’s annualized 30-day yield at October 31, 2025: 2.50% (For current yield information, please call the fund’s transfer agent at (800) 421-4996.)

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

3     Capital Group Private Client Services Funds / Prospectus

Management

Investment adviser Capital Research and Management Company

Portfolio manager The individual primarily responsible for the portfolio management of the fund is:

Portfolio manager/ Fund title (if applicable)	Portfolio manager in this fund since:	Primary title with investment adviser
Mark Marinella President	2017	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount required to establish an account is $25,000. You may sell (redeem) shares on any business day by contacting your Capital Group Private Client Services investment counselor or by calling (866) 421-2166.

Tax information Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Capital Group Private Client Services Funds / Prospectus     4

Capital Group California Short-Term Municipal Fund

Investment objectives The fund seeks to preserve your investment and secondarily to provide current income exempt from federal and California income taxes.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Management fees	0.25%
Distribution and/or service (12b-1) fees	none
Other expenses	0.06
Total annual fund operating expenses	0.31
Expense reimbursement*	0.01
Total annual fund operating expenses after expense reimbursement	0.30

* The investment adviser is currently reimbursing a portion of other expenses. This reimbursement will be in effect through at least January 1, 2027. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$31	$99	$173	$392

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal investment strategies The fund seeks to achieve its objectives by primarily investing in municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by Nationally Recognized Statistical Rating Organizations (“NRSROs”) designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest a portion of its assets in municipal bonds with quality ratings below A- or A3 by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be no greater than three years.

The fund may invest in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries. The fund may also invest more than 25% of its assets in industrial development bonds.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

5     Capital Group Private Client Services Funds / Prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in municipal bonds of issuers within the state of California — Because the fund invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Insured municipal bonds – The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Capital Group Private Client Services Funds / Prospectus     6

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by calling the fund’s transfer agent at (800) 421-4996.

Average annual total returns For the periods ended December 31, 2024:
	Inception date	1 year	5 years	10 years	Lifetime
− Before taxes	4/13/2010	2.04%	0.84%	1.06%	1.19%
− After taxes on distributions		2.04	0.81	1.03	N/A
− After taxes on distributions and sale of fund shares		2.08	0.95	1.10	N/A

Indexes	1 year	5 years	10 years	Lifetime
Bloomberg Municipal Bond Index (reflects no deductions for account fees or U.S. federal income taxes)	1.05%	0.99%	2.25%	3.18%
Bloomberg California Short Municipal Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	1.95	1.00	1.25	1.49%
The fund’s annualized 30-day yield at October 31, 2025: 2.02% (For current yield information, please call the fund’s transfer agent at (800) 421-4996.)

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).

Management

Investment adviser Capital Research and Management Company

Portfolio manager The individual primarily responsible for the portfolio management of the fund is:

Portfolio manager/ Fund title (if applicable)	Portfolio manager in this fund since:	Primary title with investment adviser
Mark Marinella President	2017	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount required to establish an account is $25,000. You may sell (redeem) shares on any business day by contacting your Capital Group Private Client Services investment counselor or by calling (866) 421-2166.

Tax information Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

7     Capital Group Private Client Services Funds / Prospectus

Investment objectives, strategies and risks

Capital Group California Core Municipal Fund The fund seeks to provide current income exempt from federal and California income taxes while preserving your investment. This investment objective may be changed by the fund’s board without shareholder approval upon 60 days’ prior written notice to shareholders. The fund seeks to achieve its objective by primarily investing in municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objective, the fund may also invest in municipal securities that are issued by jurisdictions outside California. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between one and 10 years.

The fund may invest in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries. The fund may also invest more than 25% of its assets in industrial development bonds.

The fund may also invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

Normally, no fund is required to dispose of a debt security if its rating is reduced below the rating allowed for the fund (or if unrated, when its quality falls below the equivalent rating).

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund may invest in certain other funds managed by the investment adviser or its affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities. Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).

The following are principal risks associated with investing in the fund.

Investing in municipal bonds of issuers within the state of California — Because the fund invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Insured municipal bonds – The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit

Capital Group Private Client Services Funds / Prospectus     8

rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. The fund’s portfolio managers invest in issuers based on their level of investment conviction. At times, the fund may invest more significantly in a single issuer, which could increase the risk of loss arising from the factors described above.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

9     Capital Group Private Client Services Funds / Prospectus

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Large shareholder transactions risk — The fund may experience adverse effects when shareholders, including other funds or accounts advised by the investment adviser, purchase or redeem, individually or in the aggregate, large amounts of shares relative to the size of the fund. For example, when the investment adviser changes allocations in other funds and accounts it manages, such changes may result in shareholder transactions in the fund that are large relative to the size of the fund. Such large shareholder redemptions may cause the fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the fund’s net asset value and liquidity. Similarly, large fund share purchases may adversely affect the fund’s performance to the extent that the fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio. These risks are heightened when the fund is small.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries, experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

In addition to the principal investment strategies described above, the funds have other investment practices that are described in the statement of additional information, which includes a description of other risks related to the funds’ principal investment strategies and other investment practices. Each fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Capital Group Private Client Services Funds / Prospectus     10

Fund comparative indexes The investment results tables in this prospectus show how the fund’s average annual total returns compare with a broad measure of market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

The Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg California Short-Intermediate Municipal Index is a market-value-weighted index that includes only investment-grade tax-exempt bonds that are issued from California with maturities of one to 10 years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

Portfolio holdings Portfolio holdings information for each fund is available at capitalgrouppcsfunds.com. A description of the funds’ policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

11     Capital Group Private Client Services Funds / Prospectus

Capital Group California Short-Term Municipal Fund The fund seeks to preserve your investment and secondarily to provide current income exempt from federal and California income taxes. These investment objectives may be changed by the fund’s board without shareholder approval upon 60 days’ prior written notice to shareholders. The fund seeks to achieve its objectives by primarily investing in municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax. The investment adviser will seek to manage the fund in order to minimize capital gain distributions.

The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest a portion of its assets in municipal bonds with quality ratings below A- or A3 by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be no greater than three years.

The fund may invest in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries. The fund may also invest more than 25% of its assets in industrial development bonds.

The fund may also invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

Normally, no fund is required to dispose of a debt security if its rating is reduced below the rating allowed for the fund (or if unrated, when its quality falls below the equivalent rating).

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund may invest in certain other funds managed by the investment adviser or its affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities. Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).

The following are principal risks associated with investing in the fund.

Investing in municipal bonds of issuers within the state of California — Because the fund invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Insured municipal bonds – The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit

Capital Group Private Client Services Funds / Prospectus     12

rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. The fund’s portfolio managers invest in issuers based on their level of investment conviction. At times, the fund may invest more significantly in a single issuer, which could increase the risk of loss arising from the factors described above.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such

13     Capital Group Private Client Services Funds / Prospectus

levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Large shareholder transactions risk — The fund may experience adverse effects when shareholders, including other funds or accounts advised by the investment adviser, purchase or redeem, individually or in the aggregate, large amounts of shares relative to the size of the fund. For example, when the investment adviser changes allocations in other funds and accounts it manages, such changes may result in shareholder transactions in the fund that are large relative to the size of the fund. Such large shareholder redemptions may cause the fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the fund’s net asset value and liquidity. Similarly, large fund share purchases may adversely affect the fund’s performance to the extent that the fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio. These risks are heightened when the fund is small.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries, experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

In addition to the principal investment strategies described above, the funds have other investment practices that are described in the statement of additional information, which includes a description of other risks related to the funds’ principal investment strategies and other investment practices. Each fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Capital Group Private Client Services Funds / Prospectus     14

Fund comparative indexes The investment results tables in this prospectus show how the fund’s average annual total returns compare with a broad measure of market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

The Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg California Short Municipal Index is a market value-weighted index that includes only investment-grade tax-exempt bonds that are issued from California and with maturities of one to five years. This index is unmanaged and its results include reinvested distributions but do not reflect the effect of commissions, account fees, expenses or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

Portfolio holdings Portfolio holdings information for each fund is available at capitalgrouppcsfunds.com. A description of the funds’ policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

15     Capital Group Private Client Services Funds / Prospectus

Management and organization

Investment adviser On July 1, 2019, the investment adviser of the funds changed from Capital Guardian Trust Company (“CGTC”) to Capital Research and Management Company (“CRMC”), an affiliate of CGTC. Accordingly, CRMC has assumed CGTC’s duties and obligations as investment adviser. Importantly, there has not been a change in the actual control or management of the funds’ investment adviser, and this change did not require shareholder approval.

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the funds and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the funds.

The management fees for each fund are based on the daily net assets of the fund. The total management fee paid by each fund to its investment adviser for the most recent fiscal year, as a percentage of average net assets, appears in the Annual Fund Operating Expenses tables under “Fees and expenses of the fund.”

A more detailed description of the Investment Advisory and Service Agreement between the funds and the investment adviser is included in the funds’ statement of additional information, and a discussion regarding the basis for approval by the funds’ board of trustees is contained in the funds’ semi-annual report to shareholders for the period ended April 30, 2025.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital International Investors, Capital Research Global Investors and Capital World Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed income investment division in the future and engage it to provide day-to-day investment management of fixed income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. Each fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

Capital Group Private Client Services Funds / Prospectus     16

The Capital SystemTM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions. Notwithstanding the Capital System, certain of the funds are currently managed by one portfolio manager.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. The investment decisions made by the portfolio managers of the funds are informed by the investment themes discussed by the group.

The table below shows the investment experience and role in management of the funds for each of the fund’s primary portfolio managers.

Portfolio manager	Investment experience	Portfolio manager in this fund since:	Role in management of the funds
Mark Marinella	Investment professional since 1985 (with Capital Research and Management Company or affiliate since 2013)		Serves as a fixed income portfolio manager
Capital Group California Core Municipal Fund		2017
Capital Group California Short-Term Municipal Fund		2017

Information regarding the portfolio managers’ compensation, their ownership of securities in the funds and other accounts they manage is in the statement of additional information.

17     Capital Group Private Client Services Funds / Prospectus

Purchase, exchange and sale of shares

Each of the municipal bond funds reserves the right not to make its shares available to tax-deferred retirement plans and accounts. Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund are intended primarily for taxable residents of California and may not be appropriate for residents of other states and tax-exempt entities. Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund are qualified for sale only in California and other jurisdictions that do not require qualification.

The fund’s transfer agent, on behalf of the fund and Capital Client Group, Inc., the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the applicable fund and Capital Client Group, Inc. reserve the right to close your account or take such other action they deem reasonable or required by law.

Capital Group Private Client Services Funds / Prospectus     18

Valuing shares The net asset value of the fund is the value of a single share of the fund. Net asset value is computed by adding the value of a fund’s investments, cash and other assets, subtracting the fund’s liabilities, and dividing the result by the number of shares that are outstanding. Realized investment income and gain is included in the fund’s net asset value until the ex-dividend date, when the declared dividend amount is treated as a fund liability. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g., the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services due to the lack of market quotations. Futures contracts are valued primarily on the basis of settlement prices. The fund’s portfolio investments are valued in accordance with procedures for making fair value determinations if market quotations are not readily available, including procedures to determine the representativeness of third-party vendor prices, or in the event market quotations or third-party vendor prices are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures will be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day.

19     Capital Group Private Client Services Funds / Prospectus

Purchase of shares Shares of the fund may generally be purchased only by investors who have entered into an Investment Management Agreement with Capital Group Private Client Services, Inc. (“CGPCS”). CGPCS receives an annual fee based on a percentage of a client’s investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides. Certain investors who are not clients of CGPCS may purchase the fund, as described in the statement of additional information. Investors who wish to purchase, exchange, or sell shares should contact their CGPCS investment counselor or call (866) 421-2166. Alternatively, you may contact the fund’s transfer agent at (800) 421-4996 to purchase shares.

Investors may be eligible to purchase shares of the fund with securities in which the fund is authorized to invest, subject to procedures approved by the board of trustees of the fund.

Purchase minimums and maximums The purchase minimums described in this prospectus may be waived in certain cases.

Exchange Generally, you may exchange your shares for shares of another fund in the Capital Group Private Client Services Funds or for shares of Capital Group U.S. Equity Fund. Investors who wish to exchange shares should contact their Capital Group Private Client Services investment counselor or call (866) 421-2166. Alternatively, you may contact the fund’s transfer agent at (800) 421-4996 to exchange shares.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

Capital Group Private Client Services Funds / Prospectus     20

How to sell shares

Investors who wish to sell (redeem) shares should contact their Capital Group Private Client Services investment counselor or call (866) 421-2166. Alternatively, you may contact the fund’s transfer agent at (800) 421-4996 to sell (redeem) shares.

A signature guarantee is required if the redemption is:

· more than $125,000;

· made payable to someone other than the registered shareholder(s); or

· sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.

The signature guarantee requirement may be waived if Capital Group Private Client Services determines it is appropriate. In addition to the situations described above, Capital Group Private Client Services and/or the fund’s transfer agent reserve the right to require a signature guarantee(s) in other instances based on the circumstances relative to the particular situation. Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

For all accounts, checks must be made payable to the registered shareholder and must be mailed to an address of record that has been used with the account for at least 10 days, unless you obtain a signature guarantee for the redemption.

The fund typically expects to remit redemption proceeds one business day following receipt and acceptance of a redemption order, regardless of the method the fund uses to make such payment (e.g., check, wire or automated clearing house transfer). However, payment may take longer than one business day and may take up to seven days as generally permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). Under the 1940 Act, the fund may be permitted to pay redemption proceeds beyond seven days under certain limited circumstances. In addition, if you recently purchased shares and subsequently request a redemption of those shares, the fund will pay the available redemption proceeds once a sufficient period of time has passed to reasonably ensure that checks or drafts, including certified or cashier’s checks, for the shares purchased have cleared (normally seven business days from the purchase date).

Under normal conditions, the fund typically expects to meet shareholder redemptions from a reserve of highly liquid assets, such as cash or cash equivalents. The fund may use additional methods to meet shareholder redemptions, if they become necessary. These methods may include, but are not limited to, the sale of portfolio assets, the use of overdraft protection afforded by the fund’s custodian bank, borrowing from a line of credit or from other funds advised by the investment adviser or its affiliates, and making payment with fund securities or other fund assets rather than in cash (as further discussed in the following paragraph).

While payment of redemptions normally will be in cash, the fund’s agreement and declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other assets of the fund under conditions and circumstances determined by the fund’s board of trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. In general, in-kind redemptions to affiliated shareholders will as closely as practicable represent the affiliated shareholder’s pro rata share of the fund’s securities, subject to certain exceptions. Securities distributed in-kind to unaffiliated shareholders will be selected by the investment adviser in a manner the investment adviser deems to be fair and reasonable to the fund’s shareholders, taking into account relevant market conditions and limitations. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain subject to market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the fund pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

Transactions by telephone Generally, you are automatically eligible to redeem or exchange shares by telephone unless you notify Capital Group Private Client Services in writing that you do not want these services. You may reinstate these services at any time.

Unless you decide not to have telephone services on your account(s), you agree to hold each fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the relevant fund may be liable for losses due to unauthorized or fraudulent instructions.

21     Capital Group Private Client Services Funds / Prospectus

Frequent trading of fund shares The fund and Capital Client Group, Inc. reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or Capital Client Group, Inc. have determined could involve actual or potential harm to the fund may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

Under the fund’s frequent trading policy, certain trading activity will not be treated as frequent trading, such as:

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such;

· purchases and redemptions in community foundation accounts;

· purchase transactions involving in-kind transfers of shares of the fund, rollovers, Roth IRA conversions and IRA recharacterizations;

· transactions by certain intermediaries in accordance with established hedging programs approved by the fund’s investment adviser;

· fund share redemptions by certain counterparties approved by the fund’s investment adviser to facilitate non pro-rata redemptions in-kind; and

· systematic redemptions and purchases.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures described above, all transactions in fund shares remain subject to the right of the fund, Capital Client Group, Inc. and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented. See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the fund.

Capital Group Private Client Services Funds / Prospectus     22

Distributions and taxes

Dividends and distributions Each fund declares monthly dividends from net investment income and distribute the accrued dividends, which may fluctuate, to you each month.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of the fund or other Capital Group Private Client Services Funds, or you may elect to receive them in cash.

Taxes on dividends and distributions

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, a fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Depending on their state of residence, shareholders of the fund may be able to exempt from state taxation some or all of the federally tax-exempt income dividends paid by the fund.

Each fund anticipates that the federally exempt interest dividends paid by the fund and derived from interest on bonds exempt from California income tax will also be exempt from California state income tax. To the extent a fund’s dividends are derived from interest on debt obligations that is not exempt from California income tax, however, such dividends will be subject to state income tax.

Moreover, any federally taxable dividends and capital gains distributions from the fund may also be subject to state tax.

Any taxable dividends or capital gain distributions you receive from the fund normally will be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares and the amount you receive when you sell them.

Exchanges within a tax-favored retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions.

Please see your tax advisor for more information.

Fund expenses In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

The “Other expenses” items in the Annual Fund Operating Expenses tables for the funds include custodial, legal, transfer agent and various other expenses.

23     Capital Group Private Client Services Funds / Prospectus

Financial highlights The Financial Highlights tables are intended to help you understand each fund’s results for the past five fiscal years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the tables reflect the impact, if any, of certain waivers and/or reimbursements. For more information about these waivers and/or reimbursements, see the fund’s statement of additional information and Form N-CSR. The information in the Financial Highlights table has been audited by PricewaterhouseCoopers LLP, whose current report, along with each fund’s financial statements, is included in the statement of additional information, which is available upon request.

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements	Ratio of expenses to average net assets after waivers/ reimburse-ments[2]	Ratio of net income (loss) to average net assets[2]
Capital Group California Core Municipal Fund
10/31/2025	$10.23	$.26	$.19	$.45	$(.26)	$—	$(.26)	$10.42	4.49%	$700.27%		.27%	2.52%
10/31/2024	9.81	.24	.42	.66	(.24)	—	(.24)	10.23	6.74	635.26		.26	2.36
10/31/2023	9.91	.20	(.10)	.10	(.20)	—	(.20)	9.81	.92	646.28		.28	1.97
10/31/2022	10.75	.13	(.77)	(.64)	(.14)	(.06)	(.20)	9.91	(6.02)	586.27		.27	1.23
10/31/2021	10.90	.13	(.08)	.05	(.11)	(.09)	(.20)	10.75	.53	664.27		.27	1.17
Capital Group California Short-Term Municipal Fund
10/31/2025	$9.98	$.23	$.15	$.38	$(.23)	$—	$(.23)	$10.13	3.77%	$123.31%		.30%	2.29%
10/31/2024	9.68	.21	.30	.51	(.21)	—	(.21)	9.98	5.27	108.31		.30	2.11
10/31/2023	9.75	.17	(.07)	.10	(.17)	—	(.17)	9.68	1.13	109.32		.30	1.73
10/31/2022	10.29	.08	(.51)	(.43)	(.08)	(.03)	(.11)	9.75	(4.17)	125.30		.30	.79
10/31/2021	10.39	.08	(.07)	.01	(.08)	(.03)	(.11)	10.29	.12	182.29		.29	.76

	Year ended October 31,
Portfolio turnover rate	2025	2024	2023	2022	2021
Capital Group California Core Municipal Fund	36%	26%	25%	40%	38%
Capital Group California Short-Term Municipal Fund	46	35	45	50	43

1 Based on average shares outstanding.

2 This column reflects the impact of certain waivers and/or reimbursements from Capital Research and Management Company and/or American Funds Service Company, if any.

Capital Group Private Client Services Funds / Prospectus     24

More information about the funds
For shareholder services	American Funds Service Company (800) 421-4996
Telephone calls you have with shareholder services may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to shareholder services on the telephone, you consent to such monitoring and recording.

Annual/Semi-annual report to shareholders and Form N-CSR Additional information about the fund’s investments is available in the fund’s annual and semi-annual reports to shareholders and in the Form N-CSR on file with the U.S. Securities and Exchange Commission (“SEC”). In the fund’s annual report, you will find a summary discussion of the key market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. In Form N-CSR, you will find the fund’s annual and semi-annual financial statements.

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the SEC. These and other related materials about the fund are available for review on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov.

For a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report, or to request other information about the fund or make shareholder inquiries, please visit capitalgrouppcsfunds.com, call (800) 421-4996 or write to the secretary of the fund at 6455 Irvine Center Drive, Irvine, California 92618.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

MFGEPRX-380-0126P Printed in USA CGD/AFD/10210 Investment Company File No. 811-22349

Capital Group Private Client Services Funds

Part B
Statement of Additional Information

January 1, 2026

This document is not a prospectus but should be read in conjunction with the current prospectus of Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund (each a “fund” and collectively the “funds”) dated January 1, 2026. Except where the context indicates otherwise, all references herein to the “fund” apply to each of the funds listed below. The prospectus may be obtained from your Capital Group Private Client Services® investment counselor (also known as private wealth advisors), by calling American Funds Service Company® at (800) 421-4996 or by writing to the fund at the following address:

Capital Group Private Client Services Funds
Attention: Secretary

6455 Irvine Center Drive

Irvine, California 92618

Capital Group California Core Municipal Fund	CCCMX
Capital Group California Short-Term Municipal Fund	CCSTX

Table of Contents

Item	Page no.

Certain investment limitations and guidelines	2
Description of certain securities, investment techniques and risks	4
Fund policies	25
Management of the fund	27
Execution of portfolio transactions	48
Disclosure of portfolio holdings	52
Price of shares	54
Taxes and distributions	57
Purchase and exchange of shares	61
Selling shares	62
General information	64
Appendix	68

Schedule of investments
Financial statements

Capital Group Private Client Services Funds — Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

Capital Group California Core Municipal Fund

· Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax.

· The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality, including money market instruments or cash equivalents.

· The fund may invest up to 20% of its assets in municipal bonds in the rating categories of BBB or Baa by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be between one and 10 years. In calculating the effective maturity or average life of a particular debt security, a put, call, sinking fund or other feature will be considered to the extent it results in a security whose market characteristics indicate an effective maturity or average life that is shorter than its nominal or stated maturity. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.

Capital Group California Short-Term Municipal Fund

· Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund will not invest in securities that subject you to the federal alternative minimum tax.

· The fund invests primarily in municipal bonds with quality ratings of A- or A3 or better by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality, including money market instruments or cash equivalents.

· The fund may also invest a portion of its assets in municipal bonds with quality ratings below A- or A3 by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· Under normal circumstances, the dollar-weighted average effective maturity of the fund’s portfolio will be no greater than three years. In calculating the effective maturity or average life of a particular debt security, a put, call, sinking fund or other feature will be considered to the extent it results in a security whose market characteristics indicate an effective maturity or average life that is shorter than its nominal or stated maturity. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.

Capital Group Private Client Services Funds — Page 2

The funds

· In determining the quality rating of a particular bond, the fund currently intends to consider the ratings from Moody’s Investors Service, S&P Global Ratings and Fitch Ratings. If agency ratings of a bond differ, the bond will be considered to have received the highest of those ratings.

· The funds may invest more than 25% of their assets in industrial development bonds.

* * * * * *

The funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

Capital Group Private Client Services Funds — Page 3

Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.”

Market conditions – The value of, and the income generated by, the securities in which the fund invests may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors, or the overall markets. Rapid or unexpected changes in market conditions could cause the fund to liquidate holdings at inopportune times or at a loss or depressed value. The value of a particular holding may decrease due to developments related to that issuer, but also due to general market conditions, including real or perceived economic developments such as changes in interest rates, credit quality, inflation, or currency rates or generally adverse investor sentiment. The value of a holding may also decline due to factors that negatively affect a particular industry or sector, such as labor shortages, increased production costs, or competitive conditions.

Global economies and financial markets are highly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, trading and tariff arrangements, social unrest, natural disasters, the spread of infectious illness or other public health threats, or bank failures could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The fund could be negatively impacted if the value of a portfolio holding were harmed by such conditions or events.

Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, bank failures or other events, can adversely affect local and global markets and normal market operations. Market disruptions may exacerbate political, social, and economic risks. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Such events can be highly disruptive to economies and markets and significantly impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the fund’s investments and operation of the fund. These events could disrupt businesses that are integral to the fund’s operations or impair the ability of employees of fund service providers to perform essential tasks on behalf of the fund.

Governmental and quasi-governmental authorities may take a number of actions designed to support local and global economies and the financial markets in response to economic disruptions. Such actions may include a variety of significant fiscal and monetary policy changes, including, for example, direct capital infusions into companies, new monetary programs and significantly lower interest rates. These actions have resulted in significant expansion of public debt and may result in greater market risk. Additionally, an unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

Debt instruments — Debt securities, also known as “fixed income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of

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debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or they may pay only a small fraction of the amount owed. Direct indebtedness of countries, particularly emerging markets, also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. As discussed under “Market conditions” above in this statement of additional information, governments and quasi-governmental authorities may take actions to support local and global economies and financial markets during periods of economic crisis, including direct capital infusions into companies, new monetary programs and significantly lower interest rates. Such actions may expose fixed income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the fund’s portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a

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rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the appendix to this statement of additional information for more information about credit ratings.

Municipal bonds — Municipal bonds are debt obligations that are exempt from federal, state and/or local income taxes. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

Insured municipal bonds — The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. The insurance for such bonds may be purchased by the bond issuer, the fund or any other party, and is usually purchased from private, non-governmental insurance companies. Insurance that covers a municipal bond is expected to protect the fund against losses caused by a bond issuer’s failure to make interest or principal payments. However, insurance does not guarantee the market value of the bond or the prices of the fund‘s shares. Also, the investment adviser cannot be certain that the insurance company will make payments it guarantees.

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The market value of the bond could drop if a bond's insurer fails to fulfill its obligations. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. When rating agencies lower or withdraw the credit rating of the insurer, the insurance may be providing little or no enhancement of credit or resale value to the municipal bond.

Variable and floating rate obligations — The interest rates payable on certain securities and other instruments in which the fund may invest may not be fixed but may fluctuate based upon changes in market interest rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market interest rates or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares.

Adjustment of maturities — The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of a portfolio accordingly, keeping in mind the fund’s objective(s).

Derivatives — In pursuing its investment objective(s), the fund may invest in derivative instruments. A derivative is a financial instrument, the value of which depends on, or is otherwise derived from, another underlying variable. Most often, the variable underlying a derivative is the price of a traded asset, such as a traditional cash security (e.g., a stock or bond), a currency or a commodity; however, the value of a derivative can be dependent on almost any variable, from the level of an index or a specified rate to the occurrence (or non-occurrence) of a credit event with respect to a specified reference asset. The fund may take positions in futures contracts and options on futures contracts and swaps, each of which is a derivative instrument described in greater detail below.

Derivative instruments may be distinguished by the manner in which they trade: some are standardized instruments that trade on an organized exchange while others are individually negotiated and traded in the over-the-counter (“OTC”) market. Derivatives also range broadly in complexity, from simple derivatives to more complex instruments. As a general matter, however, all derivatives — regardless of the manner in which they trade or their relative complexities — entail certain risks, some of which are different from, and potentially greater than, the risks associated with investing directly in traditional cash securities.

As is the case with traditional cash securities, derivative instruments are generally subject to counterparty credit risk; however, in some cases, derivatives may pose counterparty risks greater than those posed by cash securities. The use of derivatives involves the risk that a loss may be sustained by the fund as a result of the failure of the fund’s counterparty to make required payments or otherwise to comply with its contractual obligations. For some derivatives, though, the value of — and, in effect, the return on — the instrument may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a derivative instrument may result in losses. Further, if a fund’s counterparty were to default on its obligations, the fund’s contractual remedies against such counterparty may be subject to applicable bankruptcy and insolvency laws, which could affect the fund’s rights as a creditor and delay or impede the fund’s ability to receive the net amount of payments that it is contractually entitled to receive. Derivative instruments are subject to additional risks, including operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

The value of some derivative instruments in which the fund invests may be particularly sensitive to changes in prevailing interest rates, currency exchange rates or other market conditions. Like the

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fund’s other investments, the ability of the fund to successfully utilize such derivative instruments may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors. The success of the fund’s derivative investment strategy will also depend on the investment adviser’s ability to assess and predict the impact of market or economic developments on the derivative instruments in which the fund invests, in some cases without having had the benefit of observing the performance of a derivative under all possible market conditions. If the investment adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, or if the investment adviser incorrectly predicts the impact of developments on a derivative instrument, the fund could suffer losses.

Certain derivatives may also be subject to liquidity and valuation risks. The potential lack of a liquid secondary market for a derivative (and, particularly, for an OTC derivative, including swaps and OTC options) may cause difficulty in valuing or selling the instrument. If a derivative transaction is particularly large or if the relevant market is illiquid, as is often the case with many privately-negotiated OTC derivatives, the fund may not be able to initiate a transaction or to liquidate a position at an advantageous time or price. Particularly when there is no liquid secondary market for the fund’s derivative positions, the fund may encounter difficulty in valuing such illiquid positions. The value of a derivative instrument does not always correlate perfectly with its underlying asset, rate or index, and many derivatives, and OTC derivatives in particular, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the fund.

Because certain derivative instruments may obligate the fund to make one or more potential future payments, which could significantly exceed the value of the fund’s initial investments in such instruments, derivative instruments may also have a leveraging effect on the fund’s portfolio. Certain derivatives have the potential for unlimited loss, irrespective of the size of the fund’s investment in the instrument. When a fund leverages its portfolio, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes.

The fund’s compliance with the SEC’s rule applicable to the fund’s use of derivatives may limit the ability of the fund to use derivatives as part of its investment strategy. The rule requires that a fund that uses derivatives in more than a limited manner, which is currently the case for the fund, adopt a derivatives risk management program, appoint a derivatives risk manager and comply with an outer limit on leverage based on value at risk, or “VaR”. VaR is an estimate of an instrument’s or portfolio’s potential losses over a given time horizon (i.e., 20 trading days) and at a specified confidence level (i.e., 99%). VaR will not provide, and is not intended to provide, an estimate of an instrument’s or portfolio’s maximum potential loss amount. For example, a VaR of 5% with a specified confidence level of 99% would mean that a VaR model estimates that 99% of the time a fund would not be expected to lose more than 5% of its total assets over the given time period. However, 1% of the time, the fund would be expected to lose more than 5% of its total assets, and in such a scenario the VaR model does not provide an estimate of the extent of this potential loss. The derivatives rule may not be effective in limiting the fund’s risk of loss, as measurements of VaR rely on historical data and may not accurately measure the degree of risk reflected in the fund’s derivatives or other investments. A fund is generally required to satisfy the rule’s outer limit on leverage by limiting the fund’s VaR to 200% of the VaR of a designated reference portfolio that does not utilize derivatives each business day. If a fund does not have an appropriate designated reference portfolio in light of the fund’s investments, investment objectives and strategy, a fund must satisfy the rule’s outer limit on leverage by limiting the fund’s VaR to 20% of the value of the fund’s net assets each business day.

Options — The fund may invest in option contracts, including options on futures and options on currencies, as described in more detail under “Futures and Options on Futures” and “Currency Transactions,” respectively. An option contract is a contract that gives the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the

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cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).

By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price, which is also referred to as the strike price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the option premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the strike price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

As a buyer of a put option, the fund can expect to realize a gain if the price of the underlying currency or instrument falls substantially. However, if the price of the underlying currency or instrument does not fall enough to offset the cost of purchasing the option, the fund can expect to suffer a loss, albeit a loss limited to the amount of the option premium plus any applicable transaction costs.

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified strike price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the strike price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the strike price while the option is outstanding, regardless of price changes.

If the price of the underlying currency or instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the price of the underlying currency or instrument remains the same over time, it is likely that the writer would also profit because it should be able to close out the option at a lower price. This is because an option’s value decreases with time as the currency or instrument approaches its expiration date. If the price of the underlying currency or instrument falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying currency or instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the strike price or to make a net cash settlement

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payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

Several risks are associated with transactions in options on currencies, securities and other instruments (referred to as the “underlying instruments”). For example, there may be significant differences between the underlying instruments and options markets that could result in an imperfect correlation between these markets, which could cause a given transaction not to achieve its objectives. When a put or call option on a particular underlying instrument is purchased to hedge against price movements in a related underlying instrument, for example, the price to close out the put or call option may move more or less than the price of the related underlying instrument.

Options prices can diverge from the prices of their underlying instruments for a number of reasons. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in the volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices in the same way. Imperfect correlation may also result from differing levels of demand in the options markets and the markets for the underlying instruments, from structural differences in how options and underlying instruments are traded, or from imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell options contracts with a greater or lesser value than the underlying instruments it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the underlying instruments, although this may not be successful. If price changes in the fund’s options positions are less correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

There is no assurance that a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volumes and liquidity if their strike prices are not close to the current prices of the underlying instruments. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or to close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions and could potentially require the fund to hold a position until delivery or expiration regardless of changes in its value.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, in order to adjust the risk and return profile of the fund’s overall position. For example, purchasing a put option and writing a call option on the same underlying instrument could construct a combined position with risk and return characteristics similar to selling a futures contract (but with leverage embedded). Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower strike price to reduce the risk of the written call option in the event of a substantial price increase. Because such combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Futures and options on futures — The fund may enter into futures contracts and options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. An option on a futures contract gives the holder of the option the right

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to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. Futures contracts and options on futures contracts are standardized, exchange-traded contracts, and, when such contracts are bought or sold, the fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the fund purchases or sells a security, such as a stock or bond, no price is paid or received by the fund upon the purchase or sale of a futures contract. When the fund enters into a futures contract, the fund is required to deposit with its futures broker, known as a futures commission merchant (“FCM”), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the fund but is instead a settlement between the fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the fund will mark-to-market its open futures positions. A fund is also required to deposit and maintain margin with an FCM with respect to put and call options on futures contracts written by the fund. Such margin deposits will vary depending on the nature of the underlying futures contract (and related initial margin requirements), the current market value of the option, and other futures positions held by the fund. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

When the fund invests in futures contracts and options on futures contracts and deposits margin with an FCM, the fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the fund, will be used to cover a loss caused by a different defaulting customer. Applicable Commodity Futures Trading Commission (“CFTC”) rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable CFTC rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date. If the offsetting purchase price is less than the

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original sale price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is less, the fund realizes a loss.

The fund may purchase and write call and put options on futures. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract, and the writer is assigned the opposite short position. The opposite is true in the case of a put option. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option. See also “Options” above for a general description of investment techniques and risks relating to options.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the fund had purchased the reference asset directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures or futures options contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the fund may be prevented from promptly liquidating unfavorable futures positions and the fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the fund to substantial losses. Additionally, the fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the fund would remain obligated to meet margin requirements until the position is cleared. As a result, the fund’s access to other assets posted as margin for its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures and futures options contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures or futures options contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Swaps — The fund may enter into swaps, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return.

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Swaps can be traded on a swap execution facility (“SEF”) and cleared through a central clearinghouse (cleared), traded OTC and cleared, or traded bilaterally and not cleared. For example, standardized interest rate swaps and standardized credit default swap indices are traded on SEFs and cleared. Other forms of swaps, such as total return swaps and certain types of interest rate swaps and credit default swap indices are entered into on a bilateral basis. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swaps, the fund will enter into swaps only with counterparties that meet certain credit standards and have agreed to specific collateralization procedures; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap or declares bankruptcy, the fund may lose any amount it expected to receive from the counterparty. In addition, bilateral swaps are subject to certain regulatory margin requirements that mandate the posting and collection of minimum margin amounts, which may result in the fund and its counterparties posting higher margin amounts for bilateral swaps than would otherwise be the case.

The term of a swap can be days, months or years and certain swaps may be less liquid than others. If a swap is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Swaps can take different forms. The fund may enter into the following types of swaps:

Interest rate swaps — The fund may enter into interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (“SOFR”), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap is generally equal to the net amount to be paid or received under the swap based on the relative value of the position held by each party.

In addition to the risks of entering into swaps discussed above, the use of interest rate swaps involves the risk of losses if interest rates change.

Total return swaps — The fund may enter into total return swaps in order to gain exposure to a market or security without owning or taking physical custody of such security or investing directly in such market. A total return swap is an agreement in which one party agrees to make periodic payments to the other party based on the change in market value of the assets underlying the contract during the specified term in exchange for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. The asset underlying the contract may be a

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single security, a basket of securities or a securities index. Like other swaps, the use of total return swaps involves certain risks, including potential losses if a counterparty defaults on its payment obligations to the fund or the underlying assets do not perform as anticipated. There is no guarantee that entering into a total return swap will deliver returns in excess of the interest costs involved and, accordingly, the fund’s performance may be lower than would have been achieved by investing directly in the underlying assets.

Credit default swap indices — In order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks, the fund may invest in credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”). Additionally, in order to assume exposure to the commercial mortgage-backed security sector or to hedge against existing credit and market risks within such sector, the fund may invest in mortgage-backed security credit default swap indices, including the CMBX index (collectively referred to as “CMBXIs”).

A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. A CMBXI is a tradeable index referencing a basket of commercial mortgage-backed securities. In a typical CDSI or CMBXI transaction, one party — the protection buyer — is obligated to pay the other party — the protection seller — a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits. Also, if a restructuring credit event occurs in an iTraxx index, the fund as protection buyer may receive a single name credit default swap (“CDS”) representing the relevant constituent.

The fund may enter into a CDSI or CMBXI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap.

The use of CDSI or CMBXI, like all other swaps, is subject to certain risks, including the risk that the fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the fund might have may be subject to applicable bankruptcy laws, which could delay or limit the fund’s recovery. Thus, if the fund’s counterparty to a CDSI or CMBXI transaction defaults on its obligation to make payments thereunder, the fund may lose such payments altogether or collect only a portion thereof, which collection could involve substantial costs or delays.

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Additionally, when the fund invests in a CDSI or CMBXI as a protection seller, the fund will be indirectly exposed to the creditworthiness of issuers of the underlying reference obligations in the index. If the investment adviser to the fund does not correctly evaluate the creditworthiness of issuers of the underlying instruments on which the CDSI or CMBXI is based, the investment could result in losses to the fund.

Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by the fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and

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economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible securities, which are also known as contingent capital securities, are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, by providing that the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital level below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of the issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Difficulty in selling such securities may result in a loss or be costly to the fund. Some fund holdings (including some restricted securities) may be deemed illiquid if the fund expects that a reasonable portion of the holding cannot be sold in seven calendar days or less without the sale significantly changing the market value of the investment. The determination of whether a holding is considered illiquid is made by the fund’s adviser under a liquidity risk management program adopted by the fund’s board and administered by the fund’s adviser. The fund may incur significant additional costs in disposing of illiquid securities.

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Repurchase agreements — The fund may enter into repurchase agreements, or “repos”, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repo may be considered a loan by the fund that is collateralized by the security purchased. Repos permit the fund to maintain liquidity and earn income over periods of time as short as overnight.

The seller must maintain with a custodian collateral equal to at least the repurchase price, including accrued interest. In tri-party repos and centrally cleared or “sponsored” repos, a third-party custodian, either a clearing bank in the case of tri-party repos or a central clearing counterparty in the case of centrally cleared repos, facilitates repo clearing and settlement, including by providing collateral management services. In bilateral repos, the parties themselves are responsible for settling transactions.

The fund will only enter into repos involving securities of the type in which it could otherwise invest. If the seller under the repo defaults, the fund may incur a loss if the value of the collateral securing the repo has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Indirect exposure to cryptocurrencies – Cryptocurrencies are digital assets which may act as a store of wealth, a medium of exchange or an investment asset. There are thousands of cryptocurrencies, such as bitcoin. Although the fund has no current intention of directly investing in cryptocurrencies, some issuers accept cryptocurrency for payment of services, use cryptocurrencies as reserve assets and/or invest in cryptocurrencies, and the fund may have exposure to cryptocurrencies through investments in securities of such issuers. The fund may also invest in securities of issuers which provide cryptocurrency-related services.

Cryptocurrencies are subject to fluctuations in value. Cryptocurrencies are not backed by any government, corporation or other identified body. Rather, the value of a cryptocurrency is determined by other factors, such as the perceived future prospects or the supply and demand for such cryptocurrency in the global market for the trading of cryptocurrency. Cryptocurrencies may trade on platforms which are largely unregulated and may be more exposed to operational or technical issues as well as fraud or manipulation in comparison to established, regulated exchanges for securities, derivatives and traditional currencies. The values of cryptocurrencies have been, and may in the future continue to be, highly volatile and subject to sudden and significant increases and declines. The value of a cryptocurrency may decline precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a loss of confidence in its network or a change in user preference to other cryptocurrencies. The value of securities of issuers with significant holdings of cryptocurrencies may be subject to, among other things, fluctuations in the value of such cryptocurrencies, and such issuers may experience custody issues and/or lose their cryptocurrency holdings through theft, hacking, or technical glitches in the applicable blockchain. The fund may experience losses as a result of the decline in value of its securities of issuers that own cryptocurrencies or which provide cryptocurrency-related services. If an issuer that owns cryptocurrencies intends to pay a dividend using such holdings or to otherwise make a distribution of such holdings to its stockholders, such dividends or distributions may face regulatory, operational and technical issues.

Factors affecting the further development, use, and exchange of cryptocurrency include, but are not limited to: continued worldwide growth of, or possible cessation of or reversal in, the adoption and use of cryptocurrencies and other digital assets; the developing regulatory environment relating to cryptocurrencies, including the characterization of cryptocurrencies as currencies, commodities, or securities, the tax treatment of cryptocurrencies, and government and quasi-government regulation or restrictions on, or regulation of access to and operation of, cryptocurrency networks and the exchanges on which cryptocurrencies trade, including anti-money laundering regulations and

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requirements; perceptions regarding the environmental impact of a cryptocurrency; changes in consumer demographics and public preferences; general economic conditions; maintenance and development of open-source software protocols; the availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one cryptocurrency may lead to a loss in confidence in, and thus decreased usage and/or value of, other cryptocurrencies.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. For the funds, cash equivalents include, but are not limited to: (a) shares of money market or similar funds managed by the investment adviser or its affiliates; (b) shares of other money market funds; (c) tax-exempt commercial paper (e.g., short-term notes obligations issued by municipalities that mature, or that may be redeemed in 270 days or less); (d) municipal notes (e.g., bond anticipation notes, revenue anticipation notes, and tax anticipation notes issued by municipalities that mature, or that may be redeemed in one year or less); (e) municipal obligations backed by letters of credit issued by banks or other financial institutions or government agencies that mature, or that may be redeemed in one year or less; (f) tax-exempt variable rate debt issued by municipal conduits for corporate obligors; and (g) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed in one year or less.

Commercial paper — The fund may purchase commercial paper. Commercial paper refers to short-term promissory notes issued by a corporation to finance its current operations. Such securities normally have maturities of thirteen months or less and, though commercial paper is often unsecured, commercial paper may be supported by letters of credit, surety bonds or other forms of collateral. Maturing commercial paper issuances are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline and vice versa. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligations and commercial paper may become illiquid or suffer from reduced liquidity in these or other situations.

Commercial paper in which the fund may invest includes commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”). Section 4(a)(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of Section 4(a)(2) commercial paper is limited to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Technically, such a restriction on resale renders Section 4(a)(2) commercial paper a restricted security under the 1933 Act. In practice, however, Section 4(a)(2) commercial paper typically can be resold as easily as any other unrestricted security held by the fund. Accordingly, Section 4(a)(2) commercial paper has been generally determined to be liquid under procedures adopted by the fund’s board of trustees.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement, and when the fund agrees to sell such securities, it assumes the risk of any increase in value of the security. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

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The fund may roll such transactions in lieu of taking physical delivery of the contract’s underlying assets on the settlement date. When rolling the purchase of these types of transactions, the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. When rolling the sale of these types of transactions, the fund purchases mortgage-backed securities for delivery in the current month and simultaneously contracts to sell substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price.

When rolling these types of transactions, during the period between the initial sale (or purchase) and subsequent repurchase (or sale) (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the price differential between the original and new contracts (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of any sales. The fund also takes the risk that market prices or characteristics of the underlying mortgage-backed securities may move unfavorably between the original and new contracts. The fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy or sell back the mortgage-backed securities it initially either sold or purchased, respectively. These transactions are accounted for as purchase and sale transactions, which contribute to the fund’s portfolio turnover rate.

With TBA transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards. The fund will not use these transactions for the purpose of leveraging. Although these transactions will not be entered into for leveraging purposes, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

When the fund enters into a TBA commitment for the sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. To the extent the fund has sold such a security on a when-issued, delayed delivery, or forward commitment basis, the fund would not participate in future gains or losses with respect to the security if the fund holds such security. If the other party to a transaction fails to pay for the securities, the fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery or forward commitment basis without owning the security, the fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed-upon price on the settlement date.

Under the SEC’s rule applicable to the fund’s use of derivatives, when issued, forward-settling and nonstandard settlement cycle securities, as well as TBAs and roll transactions, will be treated as derivatives unless the fund intends to physically settle these transactions and the transactions will settle within 35 days of their respective trade dates.

Unfunded commitment agreements — The fund may enter into unfunded commitment agreements to make certain investments, including unsettled bank loan purchase transactions. Under the SEC’s rule applicable to the fund’s use of derivatives, unfunded commitment agreements are not derivatives transactions. The fund will only enter into such unfunded commitment agreements if the fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash

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equivalents to meet its obligations with respect to all of its unfunded commitment agreements as they come due.

Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the fund has become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, “ransomware” attacks, injection of computer viruses or malicious software code, or the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices that are used directly or indirectly by the fund or its service providers through “hacking” or other means. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render the fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may, among other things, cause the fund to lose proprietary information, suffer data corruption or lose operational capacity, or may result in the misappropriation, unauthorized release or other misuse of the fund’s assets or sensitive information (including shareholder personal information or other confidential information), the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These, in turn, could cause the fund to violate applicable privacy and other laws and incur or suffer regulatory penalties, reputational damage, additional costs (including compliance costs) associated with corrective measures and/or financial loss. While the fund and its investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s third-party service providers (including, but not limited to, the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that the fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s third-party service providers in the future, particularly as the fund cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Inflation/Deflation risk — The fund may be subject to inflation and deflation risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the fund‘s assets can decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation or inflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the fund‘s assets.

Interfund borrowing and lending — Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the fund may lend money to, and borrow money from, other funds advised by Capital Research and Management Company or its affiliates. The fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. The fund will lend

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through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Affiliated investment companies — The fund may purchase shares of certain other investment companies managed by the investment adviser or its affiliates (“Central Funds”). The risks of owning another investment company are similar to the risks of investing directly in the securities in which that investment company invests. Investments in other investment companies could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in a particular asset class, and will subject the fund to the risks associated with the particular asset class or asset classes in which an underlying fund invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. Any investment in another investment company will be consistent with the fund’s objective(s) and applicable regulatory limitations. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses.

U.S. Territories and Commonwealth obligations — The fund may invest in obligations of the territories and Commonwealths of the United States, such as Puerto Rico, the U.S. Virgin Islands, Guam and their agencies and authorities (“territories and Commonwealth”), to the extent such obligations are exempt from federal income taxes. Adverse political and economic conditions and developments affecting any territory or Commonwealth may, in turn, negatively affect the value of the fund’s holdings in such obligations. Territories and Commonwealths face significant fiscal challenges, including persistent government deficits, underfunded retirement systems, sizable debt service obligations and a high unemployment rate. A restructuring of some or all of the debt or a decline in market prices of the territories’ and Commonwealths’ debt obligations, may affect the fund’s investment in these securities. If the economic situation in the territories and Commonwealths persists or worsens, the volatility, credit quality and performance of the fund could be adversely affected.

Zero coupon bonds — Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

Pre-refunded/Escrowed to maturity bonds — From time to time, a municipality may refund a bond that it has already issued prior to, or in the case of escrowed to maturity bonds on, the original bond’s call or maturity date by issuing a second bond, the proceeds of which are typically used to purchase securities of the U.S. government (including its agencies and instrumentalities). The U.S. government securities are placed in an escrow account. The original bonds then become "pre-refunded" or "escrowed to maturity" and while the security is still tax-exempt, the proceeds of the escrow account act as collateral and the original bonds are considered high-quality in nature as a result. The principal and interest payments on the escrowed securities are then used to pay off the original bondholders on the call or maturity date. The escrow account securities do not guarantee the price movement of the bond before maturity. Investment in pre-refunded and escrowed to maturity bonds held by the fund may subject the fund to interest rate risk, market risk and credit risk. For purposes of diversification, pre-refunded and escrowed to maturity bonds will be treated as U.S. governmental issues.

Temporary investments — The fund may invest in short-term municipal obligations of up to one year in maturity when temporary defensive strategies are used as a result of abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from such

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short-term municipal obligations is exempt from federal income tax. Further, a portion of a fund’s assets may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (a) obligations of the U.S. Treasury; (b) obligations of agencies and instrumentalities of the U.S. government; (c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances; and (d) repurchase agreements.

Issue classification — Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The investment adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.

The investment adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed income securities. Accordingly, the ability of the fund to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited or non-existent.

Private placements — Generally, municipal securities acquired in private placements are subject to contractual restrictions on resale. Accordingly, all private placements will be considered illiquid unless they have been specifically determined to be liquid, taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets under procedures adopted by the fund’s board of trustees.

Concentration of investments — Certain economic, business or political developments might adversely affect all municipal bonds of a similar category or type, or adversely affect all municipal bonds issued by issuers within a particular geographical area or jurisdiction.

Tax-exempt securities — While the fund seeks to purchase securities which bear interest that is exempt from federal income taxes – and in the case of Capital Group California Core Municipal Fund and Capital Group California Short–Term Municipal Fund, also seeks to purchase securities which bear interest that is exempt from California income taxes – there are risks that such interest may be reclassified as taxable by the Internal Revenue Service, or a state tax authority. Actions by the issuer or future legislative, administrative or court actions also could adversely affect the tax-exempt status of interest paid by such securities. Such reclassifications or actions could cause interest from a security to become includable in the gross income of the holder of the security, possibly retroactively, subjecting fund shareholders to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore the value of the fund’s shares, to decline.

Risk factors relating to California debt obligations — Because the fund invests in securities issued by the State of California, its agencies and municipalities, the fund is more susceptible to developments adversely affecting issuers of California securities than a municipal bond fund that does not concentrate its investments in a single state. The information below constitutes only a brief summary and does not purport to be a complete description of risk factors relating to California debt obligations. Certain information is drawn from official statements relating to securities offerings of the State of California and various local agencies in California available as of the date of this statement of additional information.

Capital Group Private Client Services Funds — Page 22

Many factors including both state and national economic, political, regulatory, social and environmental policies and conditions, which are not within the control of the issuers of state related bonds, could have an adverse impact on the financial condition of the state, its various agencies and political subdivisions, as well as other municipal issuers in California. A variety of events, such as, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to California’s municipal issuers may have an adverse impact on the fund. In addition, natural disasters, such as earthquakes and droughts, may have an adverse effect on the state’s economy.

California’s economy and general financial condition affect the ability of state and local governments to raise revenues to make timely payments on their obligations. Events such as budgetary problems at the state level, fiscal weakness or an overall slowdown in the California economy could adversely impact the fund. Such events can negatively impact the state’s credit rating, make it more expensive for the state to borrow money, and impact municipal issuers’ ability to pay their obligations. Such events could also heighten the risk that prices of debt obligations purchased by the fund, and the fund’s net asset value, will experience greater volatility.

California is the most populous state in the nation and has a diverse economy. Major employers include the agriculture, manufacturing, high technology, services, trade, entertainment and construction sectors. However, certain of California’s significant industries are sensitive to economic disruptions in their export markets. The state’s rate of economic growth, therefore, could be adversely affected by any such disruption. A significant downturn in the housing market or U.S. stock market prices could adversely affect California’s economy by reducing household spending and business investment, particularly in the high technology sector. Moreover, a large and increasing share of the State of California’s General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by a significant downturn in the performance of, the stock markets.

Future California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could have an adverse effect on the debt obligations of California issuers. The initiative process is used quite often in California, resulting in numerous initiative items on the ballot for most state and many local elections, any of which could affect the ability of municipal issuers to pay their obligations. For example, revenue and expenditure limitations adopted by California voters, such as Propositions 13 (limiting ad valorem taxes on real property and restricting local taxing entities’ ability to raise real property taxes) and 218 (limiting local governments' ability to impose “property related” fees, assessments and taxes) have constrained local governments’ ability to raise revenue, consequently raising concerns about whether municipalities have sufficient revenue to pay their debt obligations.

While the fund’s portfolio managers try to reduce risks by investing in a diversified portfolio of securities, including state related bonds, it is not possible to predict the extent to which any or all of the factors described above will affect the ability of the state or other municipal issuers to pay interest or principal on their bonds or the ability of such bonds to maintain market value or marketability.

* * * * * *

Capital Group Private Client Services Funds — Page 23

Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

Fixed income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

A fund’s portfolio turnover rate would equal 100% if each security in the fund’s portfolio were replaced once per year. The following table sets forth the portfolio turnover rate for each fund for the fiscal years ended October 31, 2025 and 2024. Variations in turnover rates are due to changes in trading activity during the period.

Fund	Fiscal year	Portfolio turnover rate*
Capital Group California Core Municipal Fund	2025	36%
	2024	26
Capital Group California Short-Term Municipal Fund	2025	46
	2024	35

Capital Group Private Client Services Funds — Page 24

Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The funds will maintain their status as tax-exempt funds consistent with (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

3. The fund may not invest in companies for the purpose of exercising control or management.

Capital Group Private Client Services Funds — Page 25

Additional information about the fund‘s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time of borrowing and thereafter.

For purposes of fundamental policies 1a and 1e, the fund may borrow money from, or loan money to, other funds managed by Capital Research and Management Company or its affiliates to the extent permitted by applicable law and an exemptive order issued by the SEC.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, the fund is permitted to enter into derivatives and certain other transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act, in accordance with current SEC rules and interpretations.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objective(s) and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. government, its agencies or U.S. government sponsored enterprises or repurchase agreements with respect thereto.

For purposes of fundamental policy 2, each fund will, under normal circumstances, invest at least 80% of its assets in, or derive at least 80% of its income from securities that are exempt from regular federal income tax.

Capital Group Private Client Services Funds — Page 26

Management of the fund

Board of trustees and officers

Independent trustees1

The fund’s nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the fund’s registration statement.

Capital Group Private Client Services Funds — Page 27

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships held by trustee during the past five years[4]	Other relevant experience
Gina F. Adams, 1958 Trustee (2026)	Executive Vice President, General Counsel and Secretary, FedEx Corporation (transportation/logistics company)	53	Entergy Corporation	· Board service for educational, arts and other nonprofit organizations · LLM, JD
Francisco G. Cigarroa, MD, 1957 Trustee (2023)	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	114	None	· Corporate board experience · Service on boards of community and nonprofit organizations · MD
Nariman Farvardin, 1956 Trustee (2023)	President, Stevens Institute of Technology	114	None

· Senior management experience, educational institution

· Corporate board experience

· Professor, electrical and computer engineering

· Service on advisory boards and councils for educational, non-profit and governmental organizations

· MS, PhD, electrical engineering

Jennifer C. Feikin, 1968 Trustee (2019)	Independent corporate board member; previously held positions at Google, AOL, 20th Century Fox and McKinsey & Company	114	Hertz Global Holdings, Inc.	· Senior corporate management experience · Corporate board experience · Business consulting experience · Service on advisory and trustee boards for charitable and nonprofit organizations · JD

Capital Group Private Client Services Funds — Page 28

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships held by trustee during the past five years[4]	Other relevant experience
Leslie Stone Heisz, 1961 Trustee (2019)	Former Managing Director, Lazard (retired, 2010); Director, Kaiser Permanente (California public benefit corporation); former Lecturer, UCLA Anderson School of Management	114	Edwards Lifesciences; Ingram Micro Holding Corporation (information technology products and services) Former director of Public Storage, Inc. (until 2024)

· Senior corporate management experience, investment banking

· Business consulting experience

· Corporate board experience

· Service on advisory and trustee boards for charitable and nonprofit organizations

· MBA

Merit E. Janow, 1958 Trustee (2023)	Dean Emerita and Professor of Practice, International Economic Law & International Affairs, Columbia University, School of International and Public Affairs	56	Aptiv (autonomous and green vehicle technology); Mastercard Incorporated Former director of Trimble Inc. (software, hardware and services technology) (until 2021)

· Service with Office of the U.S. Trade Representative and U.S. Department of Justice

· Corporate board experience

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· Experience as corporate lawyer

· JD

Capital Group Private Client Services Funds — Page 29

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships held by trustee during the past five years[4]	Other relevant experience
Martin E. Koehler, 1957 Trustee (2026)	Independent management consultant	53	None	· Senior management experience · Corporate board experience · Service on advisory and trustee boards for charitable and nonprofit organizations · MBA · MS, industrial engineering
Benjamin R. Miller, 1967 Trustee (2026)	Co-Founder, Agio Ratings Ltd. (fintech advisory); former Director and adviser, Dalpha Capital and Dalpha Capital (UK) Ltd. (digital assets manager) (2020-2022)	37	None	· Senior corporate management experience, investment management · Investment management experience · Experience as corporate lawyer · JD

Capital Group Private Client Services Funds — Page 30

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships held by trustee during the past five years[4]	Other relevant experience
Josette Sheeran, 1954 Trustee (2026)	Founder and CEO, Firefly Global Group (geopolitical and business consulting); former President, Canoo, Inc.; former President and CEO, Asia Society	53	None

· Service as chief executive officer

· Senior management experience

· Government service

· Service on advisory councils and commissions for international and governmental organizations

· Service on advisory and trustee boards for charitable and nonprofit organizations

· Service as trustee for public and private entities

Margaret Spellings, 1957 Trustee (2023)	President and CEO, Bipartisan Policy Center; former President and CEO, Texas 2036	114	None

· Former U.S. Secretary of Education, U.S. Department of Education

· Former Assistant to the President for Domestic Policy, The White House

· Former senior advisor to the Governor of Texas

· Service on advisory and trustee boards for charitable and nonprofit organizations

Capital Group Private Client Services Funds — Page 31

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships held by trustee during the past five years[4]	Other relevant experience
Alexandra Trower, 1964 Trustee (2023)	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	114	None	· Service on trustee boards for charitable and nonprofit organizations · Senior corporate management experience · Branding
Paul S. Williams, 1959 Chair of the Board (Independent and Non-Executive) (2023)	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm) (2005-2018)	114

Public Storage, Inc.

Former director of Romeo Power, Inc. (manufacturer of batteries for electric vehicles) (until 2022); Compass Minerals, Inc. (producer of salt and specialty fertilizers) (until 2023); Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation) (until 2025)

· Senior corporate management experience

· Corporate board experience

· Corporate governance experience

· Service on trustee boards for charitable and educational nonprofit organizations

· Securities law expertise

· JD

Capital Group Private Client Services Funds — Page 32

Interested trustees5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers of Capital Research and Management Company or its affiliates. This management role also permits them to make a significant contribution to the fund’s board.

Name, year of birth and position with fund (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee during the past five years
Pramod Atluri, 1976 Trustee (2026)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Bank and Trust Company*; Director, Capital Research and Management Company	37	None
Courtney K. Wolf, 1982 Trustee (2026)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*	37	None

Other officers6

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Mark Marinella, 1958 President (2016)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
Kristine M. Nishiyama, 1970 Principal Executive Officer (2023)	Senior Vice President – Legal and Compliance Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company*
Michael W. Stockton, 1967 Executive Vice President (2021)	Senior Vice President – Legal and Compliance Group, Capital Research and Management Company
Courtney R. Taylor, 1975 Secretary (2009-2022; 2023)	Assistant Vice President – Legal and Compliance Group, Capital Research and Management Company
Becky L. Park, 1979 Treasurer (2023)	Vice President – Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary (2023)	Associate – Legal and Compliance Group, Capital Research and Management Company

Capital Group Private Client Services Funds — Page 33

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Sandra Chuon, 1972 Assistant Treasurer (2019)	Vice President – Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer (2023)	Senior Vice President – Legal and Compliance Group, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.

2 Trustees and officers of the fund serve until their resignation, removal or retirement.

3 Funds managed by Capital Research and Management Company or an affiliate or its affiliates.

4 This includes all directorships/trusteeships (other than those in the fund or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

5 The term interested trustee refers to a trustee who is an “interested person” of the fund within the meaning of the 1940 Act, on the basis of his or her affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

6 All of the trustees and/or officers listed are officers of one or more of the other funds for which Capital Research and Management Company or an affiliate serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

Capital Group Private Client Services Funds — Page 34

Fund shares owned by trustees as of December 31, 2024:

Name	Dollar range of fund shares owned*	Aggregate dollar range* of shares owned in all funds overseen by trustee in same family of investment companies as the fund
Independent trustees
Gina F. Adams	None	Over $100,000
Francisco G. Cigarroa	None	None
Nariman Farvardin	None	Over $100,000
Jennifer C. Feikin	None	Over $100,000
Leslie Stone Heisz	None	Over $100,000
Merit E. Janow	None	Over $100,000
Martin E. Koehler	None	Over $100,000
Benjamin R. Miller	None	None
Josette Sheeran	None	Over $100,000
Margaret Spellings	None	Over $100,000
Alexandra Trower	None	Over $100,000
Paul S. Williams	None	Over $100,000

Name	Dollar range of fund shares owned*	Aggregate dollar range* of shares owned in all funds overseen by trustee in same family of investment companies as the fund
Interested trustees
Pramod Atluri	None	Over $100,000
Courtney K. Wolf	None	Over $100,000

* Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000.

Capital Group Private Client Services Funds — Page 35

Trustee compensation — No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the fund” section in this statement of additional information, all other officers and trustees of the fund are directors, officers or employees of the investment adviser or its affiliates. The board typically meets either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The fund typically pays each independent trustee an annual retainer fee based primarily on the total number of board clusters which that independent trustee serves. Board and committee chairs receive additional fees for their services.

The fund and the other funds served by each independent trustee each pay a portion of these fees.

No pension or retirement benefits are accrued as part of fund expenses. Generally, independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

Trustee compensation earned during the fiscal year ended October 31, 2025:

Name	Aggregate compensation from the series	Total compensation from all funds managed by Capital Research and Management Company or its affiliates
Gina F. Adams (elected January 1, 2026	None	$344,000
Francisco G. Cigarroa	$450	360,000
Nariman Farvardin	286	550,000
Jennifer C. Feikin	450	468,750
Leslie Stone Heisz	450	468,750
Mary Davis Holt (retired December 31, 2025)	346	430,000
Merit E. Janow	290	577,750
Martin E. Koehler (elected January 1, 2026)	None	338,000
Benjamin R. Miller (elected January 1, 2026)	None	None
Josette Sheeran (elected January 1, 2026)	None	404,000
Margaret Spellings	336	540,000
Alexandra Trower	462	370,000
Paul S. Williams	462	370,000

Capital Group Private Client Services Funds — Page 36

Series organization and the board of trustees — The series, an open-end, diversified management investment company, was organized as a Delaware statutory trust on October 22, 2009. Although the board of trustees has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the series' board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

The series has five funds and one class of shares. Fund shares have pro rata rights as to voting, redemption, dividends and liquidation. In addition, the trustees have the authority to establish new funds and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the series will hold a meeting at which any member of the board could be removed by a majority vote.

The series’ declaration of trust and by-laws that the trust has entered into provide in effect that, subject to certain conditions, the series will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the series. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the series within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for series management and counsel to the independent trustees and the series.

Risk oversight — Day-to-day management of the series, including risk management, is the responsibility of the series’ contractual service providers, including the series’ investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the series’ operations, including the processes and associated risks relating to the series‘ investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the series’ service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the series‘ investments and trading. The board also receives compliance reports from the series’ and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the series’ board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, also explore risk management procedures in particular areas and then report back to the full board. For example, the series’ audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of series assets, and related controls.

Capital Group Private Client Services Funds — Page 37

Not all risks that may affect the series can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the series‘ objectives. As a result of the foregoing and other factors, the ability of the series’ service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The series has an audit committee comprised of Gina F. Adams, Franciso G. Cigarroa, Leslie Stone Heisz, Martin E. Koehler, Benjamin R. Miller, Josette Sheeran and Paul S. Williams The committee provides oversight regarding the series’ accounting and financial reporting policies and practices, its internal controls and the internal controls of the series’ principal service providers. The committee acts as a liaison between the series’ independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2025 fiscal year.

The series has a contracts committee comprised of all of the independent trustees. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the series and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, and Shareholder Services Agreement, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2025 fiscal year.

The series has a nominating and governance committee comprised of Nariman Farvardin, Jennifer C. Feikin, Merit E. Janow, Margaret Spellings and Alexandra Trower. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the series, addressed to the series’ secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2025 fiscal year.

Proxy voting procedures and principles — The fund’s investment adviser, in consultation with the fund’s board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund and other funds advised by the investment adviser or its affiliates. The Principles are reasonably designed to ensure that proxies are voted solely in accordance with the financial interest of the clients of the investment adviser or its affiliates and the shareholders of the funds advised or managed by the investment adviser or its affiliates. The complete text of the Principles is available at capitalgroup.com. Final voting authority is held by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds’ boards. The Boards of the funds and funds advised by Capital Research and Management Company and its affiliates have established a Joint Proxy Committee (“JPC”) composed of independent board members who serve as representatives from each fund and each applicable fund board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters.

The Principles provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’

Capital Group Private Client Services Funds — Page 38

understanding of the company’s business, its management and its relationship with shareholders over time. In all cases, long-term value creation and the investment objectives and policies of the funds managed by the investment adviser remain the focus.

The investment adviser seeks to vote all U.S. proxies. Proxies for companies outside the United States are also voted where there is sufficient time and information available, taking into account distinct market practices, regulations and laws, and types of proposals presented in each country. Where there is insufficient proxy and meeting agenda information available, the investment adviser will generally vote against such proposals in the interest of encouraging improved disclosure for investors. The investment adviser may not exercise its voting authority if voting would impose costs on clients, including opportunity costs. For example, certain regulators have granted investment limit relief to the investment adviser and its affiliates, conditioned upon limiting voting power to specific voting ceilings. To comply with these voting ceilings, the investment adviser will scale back its votes across all funds and accounts it manages on a pro rata basis based on assets. In addition, certain countries impose restrictions on the ability of shareholders to sell shares during the proxy solicitation period. The investment adviser may choose, due to liquidity issues, not to expose the funds and accounts it manages to such restrictions and may not vote some (or all) shares. Finally, the investment adviser may determine not to recall securities on loan to exercise its voting rights when it determines that the cost of doing so would exceed the benefits to clients or that the vote would not have a material impact on the investment. Proxies with respect to securities on loan through client-directed lending programs are not available to vote and therefore are not voted.

After a proxy statement is received, the investment adviser’s stewardship and engagement team prepares a summary of the proposals contained in the proxy statement.

Investment analysts are generally responsible for making voting recommendations for their investment division on significant votes that relate to companies in their coverage areas. Analysts also have the opportunity to review initial recommendations made by the investment adviser’s stewardship and engagement team. Depending on the vote recommendation, a second opinion may be made by a proxy coordinator (an investment professional with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of the Principles and familiarity with proxy-related issues. Each of the investment adviser’s equity investment divisions has its own proxy voting committee, which is made up of investment professionals within each division. Each division’s proxy voting committee retains final authority for voting decisions made by such division. In cases where a fund is co-managed and a security is held by more than one of the investment adviser’s equity investment divisions, the divisions may develop different voting recommendations for individual ballot proposals. If this occurs, and if permitted by local market conventions, the fund’s position will generally be voted proportionally by divisional holding, according to their respective decisions. Otherwise, the outcome will be determined by the equity investment division or divisions with the larger position in the security as of the record date for the shareholder meeting.

In addition to its proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by third-party advisory firms on a case-by-case basis. It does not, as a policy, follow the voting recommendations provided by these firms. It periodically assesses the information provided by the advisory firms and reports to the applicable governance committees that provide oversight of the application of the Principles.

From time to time, the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with The Capital Group Companies, Inc. or its affiliates, or (c) a company with a director of the fund or an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict.

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The investment adviser has developed procedures to identify and address instances when a vote could appear to be influenced by such a relationship. Each equity investment division of the investment adviser has established a Special Review Committee (“SRC”) of senior investment professionals and legal and compliance professionals with oversight of potentially conflicted matters.

If a potential conflict is identified according to the procedure above, the SRC will take appropriate steps to address the conflict of interest. These steps may include engaging an independent third party to review the proxy and using the Principles to provide an independent voting recommendation to the investment adviser for vote execution. The investment adviser will generally follow the third party’s recommendation, except when it believes the recommendation is inconsistent with the investment adviser’s fiduciary duty to its clients. Occasionally, it may not be feasible to engage the third party to review the matter due to compressed timeframes or other operational issues. In this case, the SRC will take appropriate steps to address the conflict of interest, including reviewing the proxy after being provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the Interested Party and any other pertinent information.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of such year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, and (b) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. In making this determination, the investment adviser considers, among other things, a nominee’s potential conflicts of interest, track record (whether in the current board seat or in previous executive or director roles) with respect to shareholder protection and value creation as well as their capacity for full engagement on board matters. The investment adviser generally supports a breadth of experience and perspectives among board members, and the separation of the chairman and CEO positions.

Governance provisions — Proposals to declassify a board (elect all directors annually) generally are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Equity incentive plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the

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pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; in addition, they should be aligned with the long-term success of the company and the enhancement of shareholder value.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

Shareholder proposals on environmental and social issues — The investment adviser believes environmental and social issues present investment risks and opportunities that can shape a company’s long-term financial sustainability. Shareholder proposals, including those relating to social and environmental issues, are evaluated in terms of their materiality to the company and its ability to generate long-term value in light of the company’s business model specific operating context. The investment adviser generally supports transparency and standardized disclosure, particularly that which leverages existing regulatory reporting or industry best practices. With respect to environmental matters, this includes disclosures aligned with industry standards and reporting on sustainability issues that are material to investment analysis. With respect to social matters, the investment adviser encourages companies to disclose the composition of the workforce in a regionally appropriate manner. The investment adviser supports relevant reporting and disclosure that is consistent with broadly applicable standards.

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Principal fund shareholders — The following table identifies those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on December 1, 2025. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Name and Address	Fund	Ownership Percentage
Pershing LLC	Capital Group California Core	Record	79.98%
Jersey City, NJ	Municipal Fund

BNY Mellon N A	Capital Group California Core	Record	19.72%
Pittsburgh, PA	Municipal Fund

Pershing LLC	Capital Group California Short-Term	Record	91.93%
Jersey City, NJ	Municipal Fund

BNY Mellon N A	Capital Group California Short-Term	Record	6.34%
Pittsburgh, PA	Municipal Fund

As of December 1, 2025, the officers and trustees of the fund, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

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Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo, Toronto and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of the funds, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to the funds and, therefore, is not subject to registration or regulation as such under the CEA with respect to the funds.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

On July 1, 2019, the investment adviser of the funds changed from Capital Guardian Trust Company (“CGTC”) to Capital Research and Management Company (“CRMC”), an affiliate of CGTC. Accordingly, CRMC has assumed CGTC’s duties and obligations as investment adviser. Importantly, there has not been a change in the actual control or management of the fund’s investment adviser, and this change did not require shareholder approval.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, a portion of a fund's portfolio may include the investment decisions of Capital Research and Management Company’s investment analysts. Notwithstanding this system, certain of the funds are currently managed by one portfolio manager.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing total investment returns to relevant benchmarks over the most recent one-, three-, five- and eight-year periods, with increasing weight placed on each succeeding measurement period. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as:

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Capital Group California Core Municipal Fund – Bloomberg California Short-Intermediate Municipal Index and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund; and

Capital Group California Short-Term Municipal Fund – Bloomberg California Short Municipal Index and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund.

From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the investment objective(s) of the fund and/or the universe of comparably managed funds of competitive investment management firms.

Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the fund. In addition, portfolio managers may manage portions of other registered investment companies or accounts advised by Capital Research and Management Company or its affiliates.

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The following table reflects information as of October 31, 2025:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]	Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions) [2,3]
Capital Group California Core Municipal Fund
Mark Marinella	$100,001 – $500,000	8	$20.4	None	2,652	$5.35
Capital Group California Short-Term Municipal Fund
Mark Marinella	$1 – $10,000	8	$20.9	None	2,652	$5.35

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000.

2 Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s) , PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account.

3 Personal brokerage accounts of portfolio managers and their families are not reflected.

The fund’s investment adviser has adopted policies and procedures to mitigate material conflicts of interest that may arise in connection with a portfolio manager’s management of the fund, on the one hand, and investments in the other pooled investment vehicles and other accounts, on the other hand, such as material conflicts relating to the allocation of investment opportunities that may be suitable for both the fund and such other accounts.

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Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the series and the investment adviser will continue in effect until April 30, 2026, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable fund in the series, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, in accordance with applicable laws and regulations. The Agreement provides that the investment adviser has no liability to the series for its acts or omissions in the performance of its obligations to the series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the series’ board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the series’ executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, supplies and postage used at the series’ offices.

The series will pay all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to shareholders; taxes; expenses of the issuance and redemption of fund shares (including registration and qualification fees and expenses); legal, accounting and auditing expenses; compensation, fees and expenses paid to independent trustees (including legal counsel fees); association dues; costs of stationery and forms prepared exclusively for the funds; and costs of assembling and storing shareholder account data.

The investment adviser is currently reimbursing a portion of the expenses for Capital Group California Short-Term Municipal Fund. This reimbursement will be in effect through at least January 1, 2027. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. For the fiscal year ended October 31, 2025, the total expenses reimbursed by the investment adviser were $10,000.

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Under the Agreement, the investment adviser receives a management fee based on the following annualized rates:

Fund	Rate
Capital Group California Core Municipal Fund	0.250%
Capital Group California Short-Term Municipal Fund	0.250

Management fees are paid monthly and accrued daily based on the average net assets of each fund.

For the fiscal years ended October 31, 2025, 2024 and 2023, the investment adviser earned from the funds the following management fees:

Capital Group California Core Municipal Fund	2025	$1,613,000
	2024	1,633,000
	2023	1,581,000
Capital Group California Short-Term Municipal Fund	2025	291,000
	2024	256,000
	2023	299,000

Principal Underwriter — Capital Client Group, Inc. (the “Principal Underwriter”) is the principal underwriter of each fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 12811 North Meridian Street, Carmel, IN 46032; 399 Park Avenue, 34th Floor, New York, NY 10022; and 444 W. Lake Street, Suite 4600, Chicago, IL 60606.

The Principal Underwriter does not receive any compensation related to the sale of shares of the fund.

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Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed income securities are generally made with an issuer or a primary market maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed income securities includes underwriting fees. Prices for fixed income securities in secondary trades usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of execution and settlement, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the trade-off between market impact and opportunity costs. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The investment adviser and its affiliates negotiate commission rates with broker-dealers based on what they believe is reasonably necessary to obtain best execution. They seek, on an ongoing basis, to determine what the reasonable levels of commission rates for execution services are in the marketplace, taking various considerations into account, including the extent to which a broker-dealer has put its own capital at risk, historical commission rates and commission rates that other institutional investors are paying. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations. Brokerage commissions are only a small part of total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The investment adviser makes decisions for procurement of research separately and distinctly from decisions on the choice of brokerage and execution services. The receipt of these research services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser bears the cost of all third-party investment research services for all client accounts it advises. However, in order to compensate certain U.S. broker-dealers for research consumed, and valued, by the investment adviser’s investment professionals, the investment adviser continues to operate a limited commission sharing arrangement with commissions on equity trades for certain registered investment companies it advises. The investment adviser voluntarily reimburses such

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registered investment companies for all amounts collected into the commission sharing arrangement. In order to operate the commission sharing arrangement, the investment adviser may cause such registered investment companies to pay commissions in excess of what other broker-dealers might have charged for certain portfolio transactions in recognition of brokerage and/or investment research services. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the Securities Exchange Act of 1934. Section 28(e) permits the investment adviser and its affiliates to cause an account to pay a higher commission to a broker-dealer to compensate the broker-dealer or another service provider for certain brokerage and/or investment research services provided to the investment adviser and its affiliates, if the investment adviser and each affiliate makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser and its affiliates in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser and its affiliates assess the reasonableness of commissions in light of the total brokerage and investment research services provided to the investment adviser and its affiliates. Further, investment research services may be used by all investment associates of the investment adviser and its affiliates, regardless of whether they advise accounts with trading activity that generates eligible commissions.

In accordance with their internal brokerage allocation procedure, the investment adviser and its affiliates periodically assess the brokerage and investment research services provided by each broker-dealer and each other service provider from which they receive such services. As part of its ongoing relationships, the investment adviser and its affiliates routinely meet with firms to discuss the level and quality of the brokerage and research services provided, as well as the value and cost of such services. In valuing the brokerage and investment research services the investment adviser and its affiliates receive from broker-dealers and other research providers in connection with its good faith determination of reasonableness, the investment adviser and its affiliates take various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser and its affiliates. Based on this information and applying their judgment, the investment adviser and its affiliates set an annual research budget.

Research analysts and portfolio managers periodically participate in a research poll to determine the usefulness and value of the research provided by individual broker-dealers and research providers. Based on the results of this research poll, the investment adviser and its affiliates may, through commission sharing arrangements with certain broker-dealers, direct a portion of commissions paid to a broker-dealer by the fund and other registered investment companies managed by the investment adviser or its affiliates to be used to compensate the broker-dealer and/or other research providers for research services they provide. While the investment adviser and its affiliates may negotiate commission rates and enter into commission sharing arrangements with certain broker-dealers with the expectation that such broker-dealers will be providing brokerage and research services, none of the investment adviser, any of its affiliates or any of their clients incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The investment adviser and its affiliates negotiate prices for certain research that may be paid through commission sharing arrangements or by themselves with cash.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each investment division within the adviser and its affiliates normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating

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purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security. The investment adviser and its affiliates serve as investment adviser for certain accounts that are designed to be substantially similar to another account. This type of account will often generate a large number of relatively small trades when it is rebalanced to its reference fund due to differing cash flows or when the account is initially started up. The investment adviser may not aggregate program trades or electronic list trades executed as part of this process. Non-aggregated trades performed for these accounts will be allocated entirely to that account. This is done only when the investment adviser believes doing so will not have a material impact on the price or quality of other transactions.

The investment adviser currently owns a minority interest in IEX Group and alternative trading systems, Luminex ATS and LeveL ATS (through a minority interest in their common parent holding company). The investment adviser, or brokers with which the investment adviser places orders, may place orders on these or other exchanges or alternative trading systems in which it, or one of its affiliates, has an ownership interest, provided such ownership interest is less than five percent of the total ownership interests in the entity. The investment adviser is subject to the same best execution obligations when trading on any such exchange or alternative trading systems.

Purchase and sale transactions may be effected directly among and between certain funds or accounts advised by the investment adviser or its affiliates, including the fund. The investment adviser maintains cross-trade policies and procedures and places a cross-trade only when such a trade is in the best interest of all participating clients and is not prohibited by the participating funds’ or accounts’ investment management agreement or applicable law.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Purchases and sales of futures contracts for the fund will be effected through executing brokers and FCMs that specialize in the types of futures contracts that the fund expects to hold. The investment adviser will use reasonable efforts to choose executing brokers and FCMs capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations. The investment adviser will monitor the executing brokers and FCMs used for purchases and sales of futures contracts for their ability to execute trades based on many factors, such as the sizes of the orders, the difficulty of executions, the operational facilities of the firm involved and other factors.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

No brokerage commissions were paid by the fund on portfolio transactions for the fiscal years ended October 31, 2025, 2024 and 2023.

The series is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the series the largest amount of brokerage

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commissions by participating, directly or indirectly, in the series’ portfolio transactions during the series’ most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the series during the series’ most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the series during the series’ most recently completed fiscal year.

At the end of the fund’s most recent fiscal year, the fund did not hold securities of any of its regular broker-dealers.

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Disclosure of portfolio holdings

The fund’s investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund’s board of trustees and compliance will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, each fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the funds’ website (capitalgrouppcsfunds.com) no earlier than the 10th day after such calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. In addition, each fund’s list of top ten portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the funds’ website no earlier than the 10th day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the funds’ website. The investment adviser may disclose individual holdings more frequently on the fund’s website if it determines it is in the best interest of the funds.

Certain intermediaries are provided additional information about the fund’s management team, including information on the fund’s portfolio securities they have selected. This information is provided to larger intermediaries that require the information to make the fund available for investment on the firm’s platform. Intermediaries receiving the information are required to keep it confidential and use it only to analyze the fund.

The fund’s custodian, outside counsel, auditor, financial printers, proxy voting and class action claims processing service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates and co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding), each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the fund’s custodian, outside counsel and auditor.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the fund, and other entities as described in this statement of additional information, receiving such information are subject to confidentiality obligations and obligations that would prohibit them from trading in securities based on such information. When portfolio holdings information is disclosed other than through the funds’ website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is made available), such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the fund nor its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

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Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the investment adviser. In exercising its authority, the investment adviser determines whether disclosure of information about a fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the funds’ website (other than to certain service providers of the fund for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The fund’s investment adviser and its affiliates provide investment advice to individuals and financial intermediaries that have investment objectives that may be substantially similar to those of the funds. These clients also may have portfolios consisting of holdings substantially similar to those of a fund and generally have access to current portfolio holdings information for their accounts. These clients do not owe the fund’s investment adviser or a fund a duty of confidentiality with respect to disclosure of their portfolio holdings.

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Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the series or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Prices listed do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share. Net asset value is computed by adding the value of a fund’s investments, cash or other assets, subtracting the fund’s liabilities, and dividing the result by the number of shares that are outstanding. Realized investment income and gain is included in the fund’s net asset value until the ex-dividend date, when the declared dividend amount is treated as a fund liability. The net asset value is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g., the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Juneteenth National Independence Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. Each fund has a separately calculated net asset value (and share price).

Orders received by the investment dealer or authorized designee, the Transfer Agent or the series after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers, other intermediaries or Capital Group Private Client Services investment counselors may have their own rules about share transactions and may have earlier cut-off times than those of the series. For more information about how to purchase through your intermediary, contact your intermediary directly. For more information about how to purchase through Capital Group Private Client Services investment counselors, contact your Capital Group Private Client Services investment counselor directly.

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All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds U.S. Government Money Market Fund) are valued, and the net asset values per share are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, exchange-traded funds, and certain convertible preferred stocks that trade on an exchange or market, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more inputs that may include, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data.

Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor.

Futures contracts are generally valued at the official settlement price of, or the last reported sale price on, the principal exchange or market on which such instruments are traded, as of the close of business on the day the contracts are being valued or, lacking any sales, at the last available bid price.

Swaps, including interest rate swaps, total return swaps and positions in credit default swap indices, are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

Options are valued using market quotations or valuations provided by one or more pricing vendors. Similar to futures, options may also be valued at the official settlement price if listed on an exchange.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair-valued as determined in good faith under fair value guidelines adopted by the investment adviser and approved by the series’ board. Subject to board oversight, the series’ board has designated the fund’s investment adviser to make fair valuation determinations, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

As a general principle, these guidelines consider relevant company, market and other data and considerations to determine the price that the fund might reasonably expect to receive if such fair valued securities were sold in an orderly transaction. Fair valuations may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded

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similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars, prior to the next determination of the net asset value of the fund’s shares, at the exchange rates obtained from a third-party pricing vendor.

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Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-deferred account, such as a retirement plan. Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as regulated investment companies, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intend to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

Amounts not distributed by the fund on a timely basis in accordance with the calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98.2% of its capital gains in excess of its capital losses for the twelve-month period ending on October 31, and (c) all ordinary income and capital gains for previous years that were not distributed during such years and on which the fund paid no U.S. federal income tax.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends. Shareholders of the fund that are individuals and meet certain holding period requirements with respect to their fund shares may be eligible for reduced tax rates on “qualified dividend income,” if any, distributed by the fund to such shareholders.

The fund may declare a capital gain distribution consisting of the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and could increase the basis of their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly reports as a capital gain dividend generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any net realized long-term capital gains (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

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Distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares prior to a distribution. The price of shares purchased at that time may include the amount of a forthcoming distribution. Those purchasing fund shares at a time when the fund has realized but not yet made a distribution that is reflected in the price of the shares will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them as a dividend or other fund distribution, as described above.

Certain distributions reported by the fund as Section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Section 163(j) of the Code. Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that the fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the fund’s business interest income over the sum of the fund’s (i) business interest expense and (ii) other deductions properly allocable to the fund’s business interest income.

Individuals (and certain other non-corporate entities) are generally eligible for a 20% deduction with respect to taxable ordinary REIT dividends through 2025. Applicable Treasury regulations allow the fund to pass through to its shareholders such taxable ordinary REIT dividends. Accordingly, individual (and certain other non-corporate) shareholders of the fund that have received such taxable ordinary REIT dividends may be able to take advantage of this 20% deduction with respect to any such amounts passed through.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of other Capital Group Private Client Services Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

Tax consequences applicable to tax-exempt funds — Interest on the municipal securities purchased by the funds are believed to be free from regular federal income tax based on opinions issued by bond counsel. However, there is no guarantee that the opinion is correct or that the IRS will agree with the opinion. If interest on a municipal security is not free from regular federal income tax, then the interest on that security would become taxable. If this were to happen, dividends derived from this interest may be taxable to shareholders.

By meeting certain requirements of the Code, the funds qualify to pay exempt-interest dividends to shareholders. These exempt-interest dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to fund shareholders. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state's personal income taxes.

Distributions paid by a tax-exempt fund that are designated as exempt-interest dividends will not be subject to regular federal income tax. Exempt-interest dividends paid by the fund will be reported to both the IRS and shareholders of the fund.

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Private activity bonds are bonds that, although federally tax-exempt, are used for purposes other than those generally performed by governmental units and that benefit non-governmental entities. Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states.

The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may result in the fund recognizing taxable ordinary income. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

Tax consequences of investing in non-U.S. securities — Dividend and interest income received by a fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

Discount — Certain bonds acquired by the fund, such as zero coupon bonds, may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and is generally defined as the difference between the price at which a bond was issued (or the price at which it was deemed issued for federal income tax purposes) and its stated redemption price at maturity. Original issue discount is treated for federal income tax purposes as tax exempt income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity which takes into account the semiannual compounding of accrued interest (including original issue discount). Certain bonds acquired by the fund may also provide for contingent interest and/or principal. In such a case, rules similar to those for original issue discount bonds would require the accrual of income based on an assumed yield that may exceed the actual interest payments on the bond.

Some of the bonds may be acquired by a fund on the secondary market at a discount which exceeds the original issue discount, if any, on such bonds. This additional discount constitutes market discount for federal income tax purposes. Any gain recognized on the disposition of any bond having market

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discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in the taxable years to which it is attributable). Realized accrued market discount on obligations that pay tax-exempt interest is nonetheless taxable. Generally, market discount accrues on a daily basis for each day the bond is held by a fund at a constant rate over the time remaining to the bond’s maturity. In the case of any debt instrument having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition will be treated as short-term capital gain. Some of the bonds acquired by a fund with a fixed maturity date of one year or less from the date of their issuance may be treated as having original issue discount or, in certain cases, “acquisition discount” (generally, the excess of a bond’s stated redemption price at maturity over its acquisition price). A fund will be required to include any such original issue discount or acquisition discount in taxable ordinary income. The rate at which such acquisition discount and market discount accrues, and is thus included in a fund’s investment company taxable income, will depend upon which of the permitted accrual methods the fund elects.

Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to U.S. withholding taxes.

Tax consequences of investing in derivatives — The fund may enter into transactions involving derivatives, such as futures, swaps, options and forward contracts. Special tax rules may apply to these types of transactions that could defer losses to the fund, accelerate the fund’s income, alter the holding period of certain securities or change the classification of capital gains. These tax rules may therefore impact the amount, timing and character of fund distributions.

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Purchase and exchange of shares

Shares of the fund are available to clients of Capital Group Private Client Services, Inc. ("CGPCS"), the series’ trustees and officers, and the fund’s portfolio managers. Shares may be made available to other individuals if the investment adviser determines it is appropriate. Clients of CGPCS may exchange the shares of the fund for those of any other fund(s) managed by Capital Research and Management Company or its affiliates. As described in the fund’s prospectus, please contact your CGPCS investment counselor or the fund’s Transfer Agent to purchase or exchange shares.

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Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares, please contact your Capital Group Private Client Services investment counselor or the fund’s Transfer Agent.

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (normally seven business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), the fund typically expects to pay redemption proceeds one business day following receipt and acceptance of a redemption order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

Redemption of shares — The series’ declaration of trust permits the series to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the trust’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the series may from time to time adopt.

While payment of redemptions normally will be in cash, the series’ declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the series’ board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a restriction under the fund’s “frequent trading policy.” Under this policy, systematic redemptions will not trigger a restriction and systematic purchases will not be prevented if the transaction is identified as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

Potentially abusive activity — American Funds Service Company will monitor for the types of activity that could potentially be harmful to the fund — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation

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statements from the Transfer Agent. Dividend and capital gain reinvestments and purchases through certain retirement plans will be confirmed at least quarterly.

Capitalgroup.com — You may check your share balance and the price of your shares using capitalgroup.com.

Telephone purchases, redemptions and exchanges — By using the telephone purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

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General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolios, are held by State Street Bank and Trust Company, as custodian. If the fund holds securities of issuers outside the United States, the custodian may hold these securities pursuant to subcustodial arrangements in banks outside the United States or branches of U.S. banks outside the United States. The principal office of State Street Bank and Trust Company is located at One Lincoln Street, Boston, MA 02111.

Transfer agent services — American Funds Service Company, an affiliate of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. Transfer agent fees are paid according to a fee schedule, based on the number of accounts serviced or a percentage of fund assets, contained in a Shareholder Services Agreement between the fund and American Funds Service Company.

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

During the 2025 fiscal year, transfer agent fees, gross of any payments made by American Funds Service Company to third parties, were:

Transfer agent fee
Capital Group California Core Municipal Fund	$13,000
Capital Group California Short-Term Municipal Fund	2,000

Independent registered public accounting firm — PricewaterhouseCoopers LLP (“PwC”), 601 South Figueroa Street, Los Angeles, CA 90017, serves as the fund’s independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The financial statements and financial highlights of the fund included in this statement of additional information that are from the fund's Form N-CSR for the most recent fiscal year have been audited by PwC, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Morgan, Lewis & Bockius LLP, One Federal Street, Boston, MA 02110-1726, serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by the 1940 Act and related rules.

Prospectuses, reports to shareholders and proxy statements — The fund’s fiscal year ends on October 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund’s expenses, key statistics, holdings information and investment results

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(annual report only). Shareholders may request a copy of the fund’s current prospectus at no cost by calling (800) 421-4996. Shareholders may also access the fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at capitalgrouppcsfunds.com. The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, PwC. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Codes of ethics — The series and Capital Research and Management Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

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Other information — The trust reserves the right to modify the privileges described in this statement of additional information at any time.

The fund’s financial statements, including the investment portfolio and the report of the fund’s independent registered public accounting firm contained in the annual report, are included in this statement of additional information.

Capital Group California Core Municipal Fund

Determination of net asset value and redemption price — October 31, 2025

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.42

Capital Group California Short-Term Municipal Fund

Determination of net asset value and redemption price — October 31, 2025

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.13

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Fund numbers — Here are the fund numbers for use when making share transactions:

Fund	Fund numbers
Capital Group California Core Municipal Fund ……...............	40119
Capital Group California Short-Term Municipal Fund …….....	40120
Capital Group U.S. Equity Fund ……...……...……...……...…..	40124

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Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service and S&P Global Ratings.

Description of bond ratings

Moody’s

Municipal long-term rating definitions

Aaa

Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A

Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa

Obligations rated Baa are judged to be medium grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba

Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B

Obligations rated B are considered speculative and are subject to high credit risk.

Caa

Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

Capital Group Private Client Services Funds — Page 68

S&P Global Ratings
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

Capital Group Private Client Services Funds — Page 69

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to D if it is subject to a distressed debt restructuring.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

Indicates that a rating has not been assigned or is no longer assigned.

Capital Group Private Client Services Funds — Page 70

Description of note ratings

Moody’s

Municipal short-term debt ratings

MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Capital Group Private Client Services Funds — Page 71

S&P Global Ratings

Short-term issue credit ratings

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

Capital Group Private Client Services Funds — Page 72

Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P Global Ratings

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor's capacity to meet its financial commitments on the obligation.

Capital Group Private Client Services Funds — Page 73

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

Capital Group Private Client Services Funds — Page 74

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

Capital Group Private Client Services Funds — Page 75

Capital Group California Core Municipal Fund
Investment portfolio October 31, 2025

Bonds, notes & other debt instruments 92.64%	Principal amount (000)	Value (000)
California 92.24%
County of Alameda, Union Sanitary Dist., Fncg. Auth. Interim Notes, Series 2025-A, 5.00% 3/15/2030	USD2,600	$2,916
City of Alhambra, Insured Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 1/1/2027	1,130	1,156
Anaheim Union High School Dist., GO Bonds, CAB, 2002 Election, Series 2003, NATL, 0% 8/1/2028	1,000	933
Antelope Valley Community College Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2029	1,000	902
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-S-7, 4.00% 4/1/2031	2,040	2,080
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2001-A, (SIFMA Municipal Swap Index + 1.25%) 4.47% 4/1/2036 (put 4/1/2027) (a)	1,000	994
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-D, (SIFMA Municipal Swap Index + 0.30%) 3.52% 4/1/2056 (put 4/1/2027) (a)	1,895	1,860
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Green Bonds, Series 2024-F-2, 5.00% 4/1/2040	860	952
Burbank Unified School Dist., GO Bonds, CAB, 1997 Election, Series 2002-C, NATL, 0% 7/1/2027	1,500	1,436
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds (Los Angeles County Securitization Corp.), Series 2020-A, 5.00% 6/1/2026	600	607
Trustees of the California State University, Systemwide Rev. Bonds, Series 2023-B, 5.00% 11/1/2026	920	944
Trustees of the California State University, Systemwide Rev. Bonds, Series 2024-A, 5.00% 11/1/2027	1,040	1,096
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-A, 5.00% 11/1/2028	2,705	2,739
Trustees of the California State University, Systemwide Rev. Bonds, Series 2015-A, 5.00% 11/1/2032	140	140
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 11/1/2049 (put 11/1/2026)	1,980	1,931
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 3.125% 11/1/2051 (put 11/1/2026)	100	100
Central Valley Energy Auth., Commodity Supply Rev. Bonds, Series 2025, 5.00% 12/1/2055 (put 8/1/2035)	3,585	3,969
Cerritos Community College Dist., GO Bonds, CAB, 2004 Election, Series 2012-D, 0% 8/1/2027	830	794
Chabot-Las Positas Community College Dist., GO Rev. Ref. Bonds, Series 2016, 4.00% 8/1/2033	1,580	1,590
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 9/1/2027	465	470
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 9/1/2028	480	488
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 9/1/2029	500	511
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 9/1/2030	520	534
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 9/1/2031	540	556
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 9/1/2026	780	789
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 9/1/2027	430	442
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 9/1/2028	355	371
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 9/1/2029	225	239
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 9/1/2030	60	65
Clovis Unified School Dist., GO Bonds, CAB, 2004 Election, Series 2006-B, NATL, 0% 8/1/2030	1,000	883
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	8,975	9,173
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-A, 4.00% 10/1/2052 (put 12/1/2027)	1,600	1,624
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-B-1, 5.00% 7/1/2053 (put 8/1/2029)	4,470	4,729
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 5.00% 12/1/2053 (put 8/1/2029)	3,945	4,206
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-E-1, 5.00% 2/1/2054 (put 3/1/2031)	5,720	6,178
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	3,000	3,269
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-D, 5.50% 5/1/2054 (put 8/1/2028)	5,000	5,328
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-G, 5.25% 11/1/2054 (put 4/1/2030)	5,465	5,873
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-B, 5.00% 1/1/2055 (put 12/1/2032)	5,625	5,978
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-D, 5.00% 2/1/2055 (put 9/1/2032)	8,000	8,756
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/1/2032)	7,795	8,368

1	Private Client Services Funds

Capital Group California Core Municipal Fund
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-G, 5.00% 11/1/2055 (put 8/1/2032)	USD4,000	$4,275
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-C, 5.00% 12/1/2055 (put 10/1/2033)	6,965	7,467
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-H, 5.00% 1/1/2056 (put 8/1/2033)	7,630	8,515
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-A, 5.00% 1/1/2056 (put 5/1/2035)	3,370	3,616
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-B, 5.00% 3/1/2056 (put 11/1/2035)	12,770	14,028
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-E, 5.00% 10/1/2056 (put 5/1/2035)	9,445	10,409
Compton Community College Dist., GO Rev. Ref. Bonds, 2014 Election, Series 2024-B, BAM, 5.00% 8/1/2035	625	746
Compton Community College Dist., GO Rev. Ref. Bonds, 2014 Election, Series 2024-B, BAM, 5.00% 8/1/2036	795	937
Compton Community College Dist., GO Rev. Ref. Bonds, 2014 Election, Series 2024-B, BAM, 5.00% 8/1/2037	855	1,000
Compton Unified School Dist., GO Bonds, CAB, 2015 Election, Series 2019-B, BAM, 0% 6/1/2033	1,750	1,347
Corona-Norco Unified School Dist., Community Facs. Dist. No. 05-1, Special Tax Bonds, Series 2016, 5.00% 9/1/2036	2,010	2,035
Davis Joint Unified School Dist., G.O Bonds, 2018 Election, Series 2020, BAM, 3.00% 8/1/2034	750	746
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2026	400	402
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 5.00% 9/1/2027	880	914
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 5.00% 9/1/2028	925	976
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 5.00% 9/1/2029	675	723
East Side Union High School Dist., GO Bonds, 2014 Election, Series 2023-D, 5.00% 8/1/2030	570	643
Eastern Municipal Water Dist., Fin. Auth., Water and Wastewater Rev. Ref. Bonds, Series 2020-A, 2.75% 7/1/2028	535	535
Educational Facs. Auth., Rev. Bonds (University of Southern California), Series 2025-A, 5.00% 10/1/2035	2,835	3,466
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2015, 5.00% 11/1/2027	500	500
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, AGI, 5.00% 10/1/2026	530	531
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, AGI, 5.00% 10/1/2027	500	501
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, AGI, 5.00% 10/1/2030	1,000	1,001
El Rancho Unified School Dist., GO Bonds, 2016 Election, Series 2023-D, BAM, 5.50% 8/1/2028	235	255
Elk Grove Unified School Dist., GO Bonds, 2016 Election, Series 2021, 2.00% 8/1/2039	500	384
Escondido Union High School Dist., GO Bonds, CAB, 2008 Election, Series 2009-A, AGI, 0% 8/1/2027	3,000	2,871
Etiwanda School Dist., GO Bonds, 2016 Election, Series 2020-A, 4.00% 8/1/2029	570	599
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 1, GO Bonds, CAB, 2002 Election, Series 2004-B, NATL, 0% 10/1/2026	1,000	977
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2026	585	594
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2027	615	636
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 9/1/2026	100	101
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 9/1/2027	120	122
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2027	625	632
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2029	390	399
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Bonds, CAB, Series 1995-A, 0% 1/1/2028 (escrowed to maturity)	2,000	1,898
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2021-C, 5.00% 1/15/2027	350	359
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 5.90% 1/15/2027	2,000	2,073
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2021-C, 5.00% 1/15/2028	320	336
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2021-C, 5.00% 1/15/2029	360	385
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2021-C, 5.00% 1/15/2030	400	435
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2021-C, 5.00% 1/15/2031	470	520
Foothill-De Anza Community College Dist., GO Bonds, CAB, 2006 Election, AMBAC, Series 2007-B, 0% 8/1/2032	1,000	838
Fresno Unified School Dist., GO Rev. Ref. Bonds, Series 2016-B, 4.00% 8/1/2031	500	504
Glendale Community College Dist., GO Rev. Ref. Bonds, CAB, 2016 Election, Series 2020-B, 0% 8/1/2036	1,240	842
GO Bonds, Series 2020, 4.00% 3/1/2028	750	776
GO Bonds, Series 2021, 5.00% 10/1/2029	2,000	2,195
GO Bonds, Series 2018, 5.00% 10/1/2030	1,000	1,074
GO Bonds, Series 2019, 5.00% 11/1/2032	1,270	1,363
GO Bonds, Series 2023, 5.00% 9/1/2034	7,000	8,183
GO Bonds, Series 2023, 5.00% 10/1/2034	2,920	3,388
GO Rev. Ref. Bonds, Series 2019, 5.00% 4/1/2027	745	772
GO Rev. Ref. Bonds, Series 2019, 5.00% 4/1/2028	1,675	1,776
GO Rev. Ref. Bonds, Series 2017, 5.00% 11/1/2029	6,000	6,306
GO Rev. Ref. Bonds, Series 2017, 5.00% 8/1/2030	1,335	1,395

Private Client Services Funds	2

Capital Group California Core Municipal Fund
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
GO Rev. Ref. Bonds, Series 2018-C, 5.00% 8/1/2030	USD3,535	$3,783
GO Rev. Ref. Bonds, Series 2021, 5.00% 9/1/2030	3,500	3,922
GO Rev. Ref. Bonds, Series 2019, 5.00% 4/1/2031	3,000	3,398
GO Rev. Ref. Bonds, Series 2023, 5.00% 9/1/2031	1,000	1,142
GO Rev. Ref. Bonds, Series 2021-C, 5.00% 10/1/2031	1,000	1,144
GO Rev. Ref. Bonds, Series 2020, 5.00% 3/1/2032	4,000	4,424
GO Rev. Ref. Bonds, Series 2007, AGI, 5.25% 8/1/2032	2,000	2,318
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, CAB, Series 2005-A, AMBAC, 0% 6/1/2027 (escrowed to maturity)	1,325	1,272
Greenfield Elementary School Dist., GO Bonds, CAB, 2006 Election, Series 2007-A, AGI, 0% 8/1/2029	1,270	1,137
City of Grossmont, Healthcare Dist., GO Bonds, CAB, 2006 Election, Series 2007-A, AMBAC, 0% 7/15/2032	1,500	1,247
Hayward Unified School Dist., GO Rev. Ref. Bonds, Series 2025-B, AGI, 5.00% 8/1/2032	1,750	2,027
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-A, 3.85% 11/15/2027	1,520	1,522
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2024-A, 5.00% 11/15/2037	5,000	5,731
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 11/15/2026 (preref. 11/15/2025)	300	300
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 11/15/2026	2,300	2,355
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 5.00% 5/15/2026	830	841
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2024-A, 5.00% 8/15/2036	2,000	2,342
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 11/15/2032	4,575	4,812
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2024-A-2, 3.25% 8/1/2064 (put 2/1/2028)	1,920	1,930
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Foothill Family Apartments), Series 2025-II, 2.75% 5/1/2044 (put 5/1/2028)	2,850	2,841
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Sutter Street), Series 2025-D, 2.75% 11/1/2029 (put 11/1/2028)	2,075	2,065
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (VA Building 408), Series 2025-JJ, 2.90% 5/1/2047 (put 5/1/2029)	2,485	2,483
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	1,181	1,139
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2025	100	100
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2026	125	128
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2027	110	114
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2028	375	397
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2029	140	148
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2030	340	360
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2020-A-1, 4.00% 4/1/2030	825	887
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2016-B, 5.00% 7/1/2030	3,855	4,258
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM, 5.00% 5/1/2031	500	518
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Merged Redev. Project), Series 2017-A, BAM, 5.00% 5/1/2027	650	672
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2036	1,000	1,214
City of Irvine, Facs. Fncg. Auth., Special Tax Rev. Bonds (Irvine Great Park Infrastructure Project), Series 2023-A, 5.00% 9/1/2033	1,200	1,412
City of Irvine, Facs. Fncg. Auth., Special Tax Rev. Bonds (Irvine Great Park Infrastructure Project), Series 2023-A, 5.00% 9/1/2034	2,120	2,477
City of Irvine, Reassessment Dist. No. 21-1, Limited Obligation Improvement Bonds, Series 2021, 4.00% 9/2/2028	500	517
City of Irvine, Reassessment Dist. No. 21-1, Limited Obligation Improvement Bonds, Series 2021, BAM, 4.00% 9/2/2030	1,265	1,333
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, 5.00% 9/1/2026	385	390
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2027	140	145
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2028	345	364
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2030	210	226
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM, 4.00% 9/1/2027	1,615	1,657
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2029	335	352

3	Private Client Services Funds

Capital Group California Core Municipal Fund
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2031	USD375	$401
Kern Community College Dist., School Facs. Improvement Dist. GO Bonds (Mammoth Campus), 2000 Election, Series 2025-A, 5.00% 8/1/2029	750	826
La Habra School Dist., GO Bonds, CAB, 2000 Election, Series 2002-A, AGI, 0% 8/1/2026	1,010	988
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2024-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2033	185	202
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2024-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2034	180	197
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2024-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2035	125	137
City of Long Beach, Marina Rev. Ref. Bonds (Alamitos Bay Marina Project), Series 2025, 5.00% 5/15/2032	1,000	1,130
City of Long Beach, Marina Rev. Ref. Bonds (Alamitos Bay Marina Project), Series 2025, 5.00% 5/15/2034	800	923
Long Beach Community College Dist., GO Bonds, 2016 Election, Series 2025-E, 5.00% 8/1/2040	500	576
Long Beach Community College Dist., GO Bonds, 2016 Election, Series 2025-E, 5.00% 8/1/2041	500	569
Long Beach Community College Dist., GO Bonds, CAB, 2008 Election, Series 2008-A, AGI, 0% 6/1/2027	3,865	3,715
Los Altos School Dist., GO Bonds, CAB, 2014 Election, Series 2019-A, 4.00% 8/1/2029	1,000	1,030
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2024, AGI, 5.00% 9/1/2030	800	892
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-B, 5.00% 5/15/2031	420	484
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Green Bonds, Series 2025-E, 5.00% 5/15/2034	2,750	3,319
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-E, 5.00% 5/15/2039	1,130	1,193
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2029	760	821
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2030	775	854
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-B, 5.00% 7/1/2030	1,000	1,102
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2031	1,775	1,985
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2032	1,000	1,135
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-D, 5.00% 7/1/2033	935	987
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-C, 5.00% 7/1/2033	1,500	1,669
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2033	670	746
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2035	900	1,028
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2036	500	575
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-A, 5.00% 7/1/2028	750	795
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-B, 4.00% 7/1/2030	1,465	1,531
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-C, 5.00% 7/1/2036	805	870
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2037	5,035	5,695
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2030	4,880	5,487
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2025-C, 5.00% 6/1/2033	4,900	5,856
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2027	100	104
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2031	225	245
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2032	175	189
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2033	170	183
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2029	180	191
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2030	215	231
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2031	260	282
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2032	305	333
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Bonds, Series 2021-A, 4.00% 6/1/2036	3,450	3,660
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Bonds, Series 2021-A, 4.00% 6/1/2037	1,885	1,983
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Bonds, Series 2021-A, 5.00% 7/1/2034	1,000	1,146

Private Client Services Funds	4

Capital Group California Core Municipal Fund
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Ref. Bonds, Series 2023-A, 5.00% 7/1/2034	USD1,075	$1,279
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2024-A, 5.00% 7/1/2030	765	866
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-RYQ, 4.00% 7/1/2036	3,000	3,112
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2024-QRR, 5.00% 7/1/2038	3,000	3,512
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, 2008 Election, Series 2018-B-1, BAM, 5.00% 7/1/2036	1,000	1,051
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2025-A, 5.00% 7/1/2029	7,000	7,734
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 7/1/2032	1,395	1,495
Los Angeles Unified School Dist., GO Rev. Ref. Bonds, Series 2019-A, 3.00% 1/1/2034	4,780	4,770
Los Rios Community College Dist., GO Bonds, 2008 Election, Series 2021-E, 3.00% 8/1/2033	1,750	1,757
Los Rios Community College Dist., GO Bonds, 2008 Election, Series 2021-E, 3.00% 8/1/2034	2,750	2,752
Madera Unified School Dist., GO Bonds, CAB, 2002 Election, Series 2006, AGI, 0% 8/1/2029	585	528
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2026	25	25
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2027	40	41
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2028	50	52
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2029	65	69
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2030	80	85
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2031	95	102
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2032	110	119
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2033	130	141
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2034	150	163
Manteca Unified School Dist., GO Bonds, CAB, 2004 Election, Series 2006, NATL, 0% 8/1/2027	560	535
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2028	275	280
City of Merced Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, AGI, 5.00% 10/1/2028	250	251
Merced Union High School Dist., GO Bonds, CAB, 2008 Election, Series 2011-C, 0% 8/1/2033	615	490
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2019-A, 5.00% 7/1/2027	4,260	4,464
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2022-B, 5.00% 7/1/2033	500	588
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2022-B, 5.00% 7/1/2034	500	585
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2024-B-3, 5.00% 7/1/2037 (put 7/1/2031)	1,875	2,081
Modesto Irrigation Dist. Fncg. Auth., Electric System Rev. Bonds, Series 2023-A, 5.00% 10/1/2031	900	1,026
Modesto Irrigation Dist. Fncg. Auth., Electric System Rev. Bonds, Series 2023-A, 5.00% 10/1/2034	700	813
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2030	525	541
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2024-A, AGI, 5.00% 9/1/2034	1,250	1,458
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2024-A, AGI, 5.00% 9/1/2035	500	577
Mountain View - Los Altos Union School Dist., GO Bonds, 2018 Election, Series 2022-C, 4.00% 8/1/2031	2,465	2,695
City of Mountain House, Community Facs. Dist. No. 2024-1 (Public Facs. and Services), Improvement Area No. 1, Special Tax Bonds, Series 2025, 4.00% 9/1/2030	325	327
City of Mountain House, Community Facs. Dist. No. 2024-1 (Public Facs. and Services), Improvement Area No. 1, Special Tax Bonds, Series 2025, 4.25% 9/1/2035	400	406
Mt. Diablo Unified School Dist., GO Rev. Ref. Bonds, Series 2023, 5.00% 6/1/2031	1,000	1,154
Mt. San Antonio Community College Dist., GO Bonds, 2024 Election, Series 2025-A, 5.00% 8/1/2041	500	568
Mt. San Antonio Community College Dist., GO Bonds, 2024 Election, Series 2025-A, 5.00% 8/1/2042	305	343
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2022-A, AGI, 5.00% 11/1/2028	125	131
Municipal Fin. Auth., Community Facs. Dist. No. 2022-6 (County of Sacramento - Wildhawk North), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2026	70	71

5	Private Client Services Funds

Capital Group California Core Municipal Fund
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Municipal Fin. Auth., Community Facs. Dist. No. 2022-6 (County of Sacramento - Wildhawk North), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2027	USD105	$108
Municipal Fin. Auth., Community Facs. Dist. No. 2022-6 (County of Sacramento - Wildhawk North), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2028	140	146
Municipal Fin. Auth., Community Facs. Dist. No. 2022-6 (County of Sacramento - Wildhawk North), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2030	210	223
Municipal Fin. Auth., Community Facs. Dist. No. 2022-8 (City of Palmdale - Wildflower/Creekside Encore), Special Tax Bonds, Series 2024, 4.00% 9/1/2034	350	354
Municipal Fin. Auth., Community Facs. Dist. No. 2022-8 (City of Palmdale - Wildflower/Creekside Encore), Special Tax Bonds, Series 2024, 5.00% 9/1/2039	680	710
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 4.00% 6/1/2026	45	45
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Gibson Drive Apartments Project), Series 2024-B, 3.75% 6/1/2028 (put 6/1/2027)	715	723
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Pleasant View Apartments Project), Series 2025, 2.80% 2/1/2028 (put 2/1/2027)	3,000	2,983
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (SJ3 Portfolio), Series 2025-A, 2.75% 9/1/2028 (put 9/1/2027)	900	894
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Terracina at Westpark Apartments), Series 2024-A, 3.20% 9/1/2045 (put 8/1/2027)	3,415	3,413
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Wildomar Family Housing LP), Series 2024, 3.05% 12/1/2064 (put 6/1/2028)	1,075	1,077
Municipal Fin. Auth., Municipal Certs., Series 2025-1, 3.439% 2/20/2041 (a)	3,744	3,495
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (HumanGood California Obligated Group), Series 2019-A, 4.00% 10/1/2030	2,510	2,527
Municipal Fin. Auth., Rev. Bonds (California Institute of the Arts), Series 2021, 4.00% 10/1/2033	250	253
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2026	900	913
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, 5.00% 2/1/2027	955	974
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, 5.00% 2/1/2028	750	776
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, 5.00% 2/1/2029	825	867
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2026	1,050	1,068
Municipal Fin. Auth., Rev. Ref. Bonds (Eskaton Properties, Inc. Obligated Group), Series 2024, 5.00% 11/15/2030	1,050	1,124
Municipal Fin. Auth., Rev. Ref. Bonds (Eskaton Properties, Inc. Obligated Group), Series 2024, 5.00% 11/15/2031	1,105	1,196
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 11/1/2025	500	500
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2028	1,600	1,610
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2029	1,135	1,143
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2031	610	614
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2035	1,175	1,179
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2029	250	264
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2030	200	214
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2031	210	228
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2009-A, 3.30% 2/1/2039 (put 2/1/2028) (b)	1,845	1,846
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-C, 4.00% 9/1/2034	500	506
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-D, 4.25% 9/1/2034	500	509
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2030	525	532
Napa Valley Community College Dist., GO Bonds, CAB, 2002 Election, Series 2005-B, NATL, 0% 8/1/2028	1,600	1,492
Napa Valley Community College Dist., GO Rev. Ref. Bonds, Convertible CAB, Series 2018, 4.00% 8/1/2033 (c)	2,190	2,194
Napa Valley Unified School Dist., GO Bonds, 2016 Election, Series 2019-C, AGI, 4.00% 8/1/2034	1,030	1,037
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-CA, 3.81% 7/20/2039 (a)	3,383	3,336
New Haven Unified School Dist., GO Bonds, CAB, Series 2008-C, AGI, 0% 8/1/2030	5,075	4,466
Newport-Mesa Unified School Dist., GO Bonds, CAB, 2005 Election, Series 2007, NATL, 0% 8/1/2030	2,575	2,287
Newport-Mesa Unified School Dist., GO Bonds, CAB, 2005 Election, Series 2007, NATL, 0% 8/1/2031	1,000	864
Northern California Energy Auth. Commodity Supply Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2054 (put 8/1/2030)	6,000	6,497
Oak Park Unified School Dist., GO Bonds, CAB, 2006 Election, Series 2009-B, AGI, 0% 8/1/2029	605	543
Oakland Unified School Dist., GO Bonds, 2012 Election, Series 2019-A, AGI, 5.00% 8/1/2028	1,000	1,042
Oakland Unified School Dist., GO Bonds, 2012 Election, Series 2019-A, AGI, 4.00% 8/1/2034	2,000	2,033
City of Ontario, Community Facs. Dist. No. 66 (Olive and Oleander Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2034	245	267
County of Orange, Community Facs. Dist. No. 2016-1 (Village of Esencia), Special Tax Bonds, Series 2016-A, 5.00% 8/15/2026	570	579

Private Client Services Funds	6

Capital Group California Core Municipal Fund
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2031	USD1,025	$1,118
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2032	1,000	1,085
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2033	500	541
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2029	280	299
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2030	500	539
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2031	325	356
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2032	495	547
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2033	440	485
City of Oxnard, Wastewater Rev. Ref. Bonds, Series 2025, BAM, 5.00% 6/1/2031	1,000	1,140
City of Oxnard, Wastewater Rev. Ref. Bonds, Series 2025, BAM, 5.00% 6/1/2032	900	1,044
Oxnard Union High School Dist., GO Bond Anticipation Notes, Series 2025, 6.00% 2/1/2030	2,100	2,429
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 10/1/2026	250	255
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 10/1/2027	200	208
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 10/1/2028	285	302
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 10/1/2029	400	433
Peralta Community College Dist., GO Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2032	2,810	3,307
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2028	450	451
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2032	2,675	2,680
Perris Union High School Dist., GO Bonds, 2012 Election, Series 2021-C, 4.00% 9/1/2028	185	194
Perris Union High School Dist., GO Bonds, 2012 Election, Series 2021-C, 4.00% 9/1/2029	200	213
Perris Union High School Dist., GO Bonds, 2012 Election, Series 2021-C, 4.00% 9/1/2030	215	228
Perris Union High School Dist., GO Bonds, 2012 Election, Series 2021-C, 4.00% 9/1/2031	350	371
Pleasant Valley School Dist., GO Bonds, 2018 Election, Series 2018-A, 5.00% 8/1/2029 (preref. 8/1/2026)	645	657
Pollution Control Fncg. Auth., Water Facs. Rev. Bonds (American Water Capital Corp. Project), Series 2020, 3.70% 8/1/2040 (put 9/1/2028)	3,550	3,616
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 5.00% 9/2/2029	1,000	1,066
Public Fin. Auth., Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2022-A, 5.00% 7/15/2028	250	267
Public Fin. Auth., Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2022-A, 5.00% 7/15/2030	250	278
Public Fin. Auth., Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2022-A, 5.00% 7/15/2033	330	379
Public Fin. Auth., Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2022-A, 5.00% 7/15/2034	350	400
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2028	450	461
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2029	500	518
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2031	520	550
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-D, 5.00% 4/1/2028	400	408
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2024-C, 5.00% 9/1/2029	2,855	3,124
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2027	90	93
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2028	115	120
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2029	140	147
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2030	165	176
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2033	255	276
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2034	290	314
Rialto Unified School Dist., GO Bonds, 2010 Election, Series 2019, 3.00% 8/1/2026	600	602
Rialto Unified School Dist., GO Bonds, 2010 Election, Series 2019, 3.00% 8/1/2027	750	752
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM, 5.00% 9/1/2032	240	245
Rio Hondo Community College Dist., GO Bonds, CAB, 2004 Election, Series 2009-B, 0% 8/1/2031	770	658
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1, Special Tax Rev. Ref. Bonds, Series 2022-A-1, AGI, 5.00% 9/1/2028	500	530
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1, Special Tax Rev. Ref. Bonds, Series 2022-A-1, AGI, 5.00% 9/1/2029	500	541

7	Private Client Services Funds

Capital Group California Core Municipal Fund
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
County of Riverside, Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2015-B, 5.00% 10/1/2027	USD260	$261
Riverside Community College Dist., GO Bonds, 2004 Election, Series 2019-F, 3.00% 8/1/2034	580	578
Riverside Unified School Dist., GO Bonds, 2016 Election, Series 2019, 4.00% 8/1/2029	850	874
Rowland Unified School Dist., GO Bonds, CAB, 2006 Election, Series 2009-B, 0% 8/1/2034	2,420	1,784
City of Sacramento, Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2023-D, 5.00% 8/15/2049 (put 4/15/2030)	3,150	3,492
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-E, 5.00% 7/1/2027	1,015	1,055
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-E, 5.00% 7/1/2030	200	214
Sacramento Unified School Dist., GO Bonds, 2012 Election, Series 2019-D, BAM, 4.00% 8/1/2027	585	600
Sacramento Unified School Dist., GO Bonds, 2012 Election, Series 2017-E, 5.00% 8/1/2027	555	578
Sacramento Unified School Dist., GO Bonds, 2012 Election, Series 2019-D, BAM, 4.00% 8/1/2028	610	635
Sacramento Unified School Dist., GO Bonds, 2012 Election, Series 2019-D, BAM, 4.00% 8/1/2029	635	669
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2024, BAM, 5.00% 8/1/2026	220	224
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2024, BAM, 5.00% 8/1/2027	575	599
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2022, BAM, 5.00% 7/1/2030	1,050	1,172
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2024-B, BAM, 5.00% 8/1/2037	855	978
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2027	635	647
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2028	875	898
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2029	430	445
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds, Series 2023-B, 5.00% 5/1/2057 (put 11/1/2026)	1,779	1,805
City of San Diego, Public Facs. Fncg. Auth., Lease Rev. Bonds (Capital Improvement Projects), Series 2021-A, 5.00% 10/15/2030	200	228
City of San Diego, Public Facs. Fncg. Auth., Lease Rev. Bonds (Capital Improvement Projects), Series 2021-A, 5.00% 10/15/2031	150	171
City of San Diego, Public Facs. Fncg. Auth., Water Rev. Bonds, Series 2020-A, 5.00% 8/1/2029	500	553
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2026	255	256
County of San Diego, Grossmont Healthcare Dist., GO Rev. Ref. Bonds, Series 2021-E, 5.00% 7/15/2030	500	561
County of San Diego, Grossmont Healthcare Dist., GO Rev. Ref. Bonds, Series 2021-E, 5.00% 7/15/2031	625	716
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 7/1/2027	400	416
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 7/1/2028	320	342
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 7/1/2029	585	641
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2028	1,000	1,069
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2029	1,000	1,096
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 7/1/2031	1,405	1,567
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Bonds, Series 2021-B, 5.00% 4/1/2029	320	350
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Green Bonds, Series 2020-A, 5.00% 4/1/2028	850	910
County of San Diego, Water Auth., Water Rev. Bonds, Series 2022-A, 5.00% 5/1/2028	250	268
County of San Diego, Water Auth., Water Rev. Bonds, Series 2022-A, 5.00% 5/1/2029	500	549
San Diego Unified School Dist., GO Bonds, CAB, Election 2008, Series 2010-C, 0% 7/1/2033	800	645
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, 2008 Election, Series 2012-E, 0% 7/1/2034	3,000	2,297
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Green Bonds, 2022 Election, Series 2024-B-3, 5.00% 7/1/2031	800	928
San Diego Unified School Dist., GO Rev. Ref. Bonds, 2012 Election, Series 2025-ZR-5C, 5.00% 7/1/2036	750	894
San Diego Unified School Dist., GO Rev. Ref. Bonds, 2012 Election, Series 2025-ZR-5C, 5.00% 7/1/2038	750	879
San Diego Unified School Dist., GO Rev. Ref. Bonds, 2012 Election, Series 2025-ZR-5C, 5.00% 7/1/2039	695	808
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2023, AGI, 5.00% 8/1/2033	1,000	1,156
San Francisco Community College Dist., GO Rev. Ref. Bonds, Series 2025, 5.00% 6/15/2030	2,500	2,811
San Francisco Unified School Dist., GO Bonds, 2016 Election, Series 2020-B, 4.00% 6/15/2029	1,000	1,039
San Francisco Unified School Dist., GO Bonds, 2016 Election, Series 2020-B, 4.00% 6/15/2034	975	997
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2026	155	158
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2029	500	543
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2030	250	278
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-B, 5.00% 3/1/2032	1,250	1,413

Private Client Services Funds	8

Capital Group California Core Municipal Fund
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of San Jose, Multi Family Housing Rev. Bonds (Kooser Apartments), Series 2025-A-2, 5.00% 3/1/2030 (put 3/1/2029)	USD4,248	$4,261
City of San Jose, Multi Family Housing Rev. Bonds (Parkmoor), Series 2023-F-2, 5.00% 6/1/2027 (put 6/1/2026)	1,120	1,132
San Juan Unified School Dist., GO Bonds, 2012 Election, Series 2019-N, 4.00% 8/1/2031	1,700	1,716
Santa Monica-Malibu Unified School Dist., GO Bonds, 2012 Election, Series 2019-E, 3.00% 8/1/2033	1,785	1,786
Santa Monica-Malibu Unified School Dist., School Facs. Improvement Dist. No. 2 (Malibu Schools), GO Bonds, 2018 Election, Series 2018-B, 3.00% 8/1/2037	1,000	963
Santa Rosa High School Dist., GO Bonds, 2014 Election, Series 2021-E, BAM, 4.00% 8/1/2027	500	514
Santa Rosa High School Dist., GO Bonds, 2014 Election, Series 2021-E, BAM, 4.00% 8/1/2029	500	531
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 4.00% 7/1/2027 (b)	740	742
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 4.00% 7/1/2029 (b)	805	809
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 7/1/2031 (b)	875	885
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 7/1/2026 (b)	505	508
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 7/1/2027 (b)	730	748
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 7/1/2026 (b)	315	317
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 7/1/2026 (b)	220	221
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 7/1/2027 (b)	220	225
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 7/1/2027 (b)	100	102
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 7/1/2028 (b)	200	208
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 7/1/2029 (b)	400	422
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 7/1/2030 (b)	300	321
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 9/1/2026	150	149
Silicon Valley Clean Water, Wastewater Rev. Notes, Series 2021-B, 0.50% 3/1/2026	5,040	4,996
South Placer Wastewater Auth., Wastewater Rev. Ref. Bonds, Series 2020, 5.00% 11/1/2032	500	591
Southern California Public Power Auth., Clean Energy Project Rev. Bonds, Series 2024-A, 5.00% 4/1/2055 (put 9/1/2030)	2,510	2,714
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 7/1/2027	400	416
Southwestern Community College Dist., GO Bonds, CAB, 2000 Election, Series 2004, NATL, 0% 8/1/2028	750	699
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-B, 5.00% 11/15/2030	100	110
Statewide Communities Dev. Auth., Rev. Bonds (Jewish Home of San Francisco), Series 2016, 5.00% 11/1/2026	575	588
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-B, 5.00% 10/1/2032 (b)	5,000	5,757
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 10/1/2030	1,100	1,111
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 5.00% 4/1/2026	275	278
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 5.00% 4/1/2027	425	440
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Rady Children’s Hospital), Series 2016-B, 5.00% 8/15/2028	860	922
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2026	245	248
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2027	310	320
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2028	360	378
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2029	435	461
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2030	380	408
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2031	565	612
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2032	635	692
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2033	720	789
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2034	510	561
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM, 5.00% 5/15/2029	1,915	2,044

9	Private Client Services Funds

Capital Group California Core Municipal Fund
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM, 5.00% 5/15/2031	USD3,000	$3,300
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM, 5.00% 5/15/2032	3,500	3,857
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2029	1,250	1,263
Stockton Unified School Dist., GO Bonds, 2012 Election, Series 2018-C, BAM, 5.00% 8/1/2030	2,145	2,307
Stockton Unified School Dist., GO Bonds, 2022 Election, Series 2025-A, BAM, 5.00% 8/1/2034	700	843
Stockton Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2011-D, AGI, 0% 8/1/2033	2,500	2,002
Stockton Unified School Dist., GO Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 8/1/2033	1,480	1,762
Sweetwater Union High School Dist., GO Bonds, 2006 Election, Series 2006, 4.00% 8/1/2026	515	517
Temescal Valley Water Dist., Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2024, AGI, 5.00% 9/1/2032	825	950
Temescal Valley Water Dist., Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2024, AGI, 5.00% 9/1/2033	550	641
Temescal Valley Water Dist., Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2024, AGI, 5.00% 9/1/2034	115	135
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2031	215	232
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2032	250	269
Tobacco Securitization Auth., Tobacco Settlement Asset-Backed Rev. Ref. Senior Bonds (Sacramento County Tobacco Securitization Corp.), Series 2021-A-1, 5.00% 6/1/2027	1,550	1,600
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, AGI, 5.00% 8/1/2030	545	546
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2027	600	618
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2028	700	731
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2029	660	698
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2030	1,500	1,586
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2031	765	805
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2020, 5.00% 1/1/2031	1,600	1,781
Regents of the University of California, General Rev. Bonds, Series 2023-BM, 5.00% 5/15/2031	750	857
Regents of the University of California, General Rev. Bonds, Series 2025-CC, 5.00% 5/15/2036	5,000	5,965
Regents of the University of California, Limited Project Rev. Bonds, Series 2022-S, 5.00% 5/15/2031	1,150	1,313
Various Purpose GO Bonds, Series 2025, 5.00% 3/1/2028	2,650	2,804
Various Purpose GO Bonds, Series 2024, 5.00% 8/1/2029	500	547
Various Purpose GO Bonds, Series 2025, 4.00% 8/1/2031	500	504
Various Purpose GO Bonds, Series 2025, 5.00% 8/1/2039	3,265	3,783
Various Purpose GO Rev. Ref. Bonds, Series 2024, 5.00% 8/1/2029	500	547
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2032	7,215	8,364
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 3/1/2035	2,620	3,134
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2028	2,305	2,408
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 12/1/2045	260	260
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 12/1/2049	2,095	2,104
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2020-A, 3.00% 12/1/2050	3,540	3,507
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2022-A, 5.50% 12/1/2052	2,185	2,297
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2017-CQ, 4.00% 12/1/2047	305	306
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2018-CR, 4.00% 12/1/2048	1,400	1,407
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2019-CS, 4.00% 12/1/2049	865	869
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2020-CT, 3.00% 12/1/2050	2,480	2,466
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2022-CU, 5.50% 12/1/2052	1,565	1,647
Victor Valley Union High School Dist., GO Rev. Ref. Bonds, Series 2016-B, AGI, 4.00% 8/1/2026	270	273
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2016-AV, 4.00% 12/1/2033	3,260	3,281
West Basin Municipal Water Dist., Rev. Ref. Bonds, Series 2021-A, 5.00% 8/1/2031	745	859
West Contra Costa Unified School Dist., GO Bonds, 2010 Election, Series 2020-F, AGI, 4.00% 8/1/2028	600	626
West Contra Costa Unified School Dist., GO Bonds, 2012 Election, Series 2020-E, AGI, 4.00% 8/1/2030	900	964
West Contra Costa Unified School Dist., GO Bonds, CAB, 2002 Election, Series 2005-D, NATL, 0% 8/1/2026	2,425	2,372
West Contra Costa Unified School Dist., GO Bonds, CAB, 2002 Election, Series 2005-D, NATL, 0% 8/1/2031	2,585	2,171
West Contra Costa Unified School Dist., GO Rev. Ref. Bonds, CAB, Series 2010-D-2, AGI, 0% 8/1/2036	1,000	700
Westside Union School Dist., GO Bonds, CAB, Series 2002-A, NATL, 0% 8/1/2027	800	761
Whittier City School Dist., GO Rev. Ref. Bonds, Series 2016, 4.00% 8/1/2030	825	832
Whittier Union High School Dist., GO Rev. Ref. Bonds, CAB, Series 2016, 0% 8/1/2032	1,000	807
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, AGI, 4.00% 9/1/2029	215	225

Private Client Services Funds	10

Capital Group California Core Municipal Fund
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, AGI, 4.00% 9/1/2030	USD235	$247
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, AGI, 4.00% 9/1/2031	260	274
Yosemite Community College Dist., GO Bonds, CAB, 2004 Election, Series 2010-D, 0% 8/1/2031	500	435
		645,571
Guam 0.15%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-B, 5.00% 10/1/2032	400	436
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2033	595	656
		1,092
Missouri 0.00%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 5/1/2038	5	5
United States 0.25%
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class ACA, 3.35% 11/25/2033	1,807	1,740
Total bonds, notes & other debt instruments (cost: $645,067,000)		648,408
Short-term securities 6.49%
Municipals 6.49%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2023-B, 3.05% 4/1/2055 (a)	6,360	6,360
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2024-H, 3.05% 4/1/2059 (a)	1,200	1,200
Eastern Municipal Water Dist., Water and Wastewater Ref. Rev. Bonds, Series 2024-A, 2.90% 7/1/2046 (a)	5,300	5,300
Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron USA, Inc. Project), Series 2010-A, 2.90% 11/1/2035 (a)	3,500	3,500
Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron USA, Inc. Project), Series 2010-B, 2.90% 11/1/2035 (a)	6,620	6,620
Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron USA, Inc. Project), Series 2010-C, 2.90% 11/1/2035 (a)	15,000	15,000
Regents of the University of California, General Rev. Bonds, Series 2013-AL-2, 3.30% 5/15/2048 (a)	7,400	7,400
Total short-term securities (cost: $45,380,000)		45,380
Total investment securities 99.13% (cost: $690,447,000)		693,788
Other assets less liabilities 0.87%		6,106
Net assets 100.00%		$699,894
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 10/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	135	1/6/2026	USD28,113	$(49)
10 Year Ultra U.S. Treasury Note Futures	Short	56	12/31/2025	(6,467)	(92)
					$(141)

11	Private Client Services Funds

Capital Group California Core Municipal Fund
(a)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

(b)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,111,000, which represented
1.87% of the net assets of the fund.

(c)	Step bond; coupon rate may change at a later date.

Key to abbreviation(s)
Agcy. = Agency
AGI = Assured Guaranty insured
AMBAC = American Municipal Bond Assurance Company insured
Auth. = Authority
BAM = Build America Mutual insured
CAB = Capital Appreciation Bonds
Certs. = Certificates
Dept. = Department
Dev. = Development
Dist. = District
Dists. = Districts
Econ. = Economic
Fac. = Facility

Facs. = Facilities
Fin. = Finance
Fncg. = Financing
GO = General Obligation
NATL = National Public Finance Guarantee Corp. insured
Part. = Participation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
USD = U.S. dollars

Refer to the notes to financial statements.

Private Client Services Funds	12

Capital Group California Short-Term Municipal Fund
Investment portfolio October 31, 2025

Bonds, notes & other debt instruments 91.46%	Principal amount (000)	Value (000)
California 91.46%
County of Alameda, Union Sanitary Dist., Fncg. Auth. Interim Notes, Series 2025-A, 5.00% 3/15/2030	USD520	$583
Anaheim City School Dist., GO School Bonds, CAB, 2002 Election, Series 2007, AGI, 0% 8/1/2031	530	450
Burbank Unified School Dist., GO Bonds, CAB, 1997 Election, Series 2002-C, NATL, 0% 7/1/2027	500	479
Trustees of the California State University, Systemwide Rev. Bonds, Series 2024-A, 5.00% 11/1/2027	210	221
Trustees of the California State University, Systemwide Rev. Bonds, Series 2015-A, 5.00% 11/1/2032	70	70
Chino Basin Regional Fin. Auth., Rev. Notes (Inland Empire Utilities Interim Fncg.), Series 2020-B, 4.00% 11/1/2025 (escrowed to maturity)	500	500
Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2024-A, 5.00% 12/1/2030	1,000	1,118
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	1,000	1,022
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-B-1, 5.00% 7/1/2053 (put 8/1/2029)	1,300	1,375
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 5.00% 12/1/2053 (put 8/1/2029)	1,000	1,066
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-E-1, 5.00% 2/1/2054 (put 3/1/2031)	1,000	1,080
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	1,000	1,090
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-D, 5.00% 2/1/2055 (put 9/1/2032)	500	547
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/1/2032)	1,500	1,610
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-G, 5.00% 11/1/2055 (put 8/1/2032)	750	802
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-H, 5.00% 1/1/2056 (put 8/1/2033)	755	843
East Side Union High School Dist., GO Bonds, 2014 Election, Series 2023-D, 5.00% 8/1/2030	190	214
Eastern Municipal Water Dist., Community Facs. Dist. No. 2018-80 (Willow Springs), Special Tax Bonds, Series 2025, 5.00% 9/1/2030	275	296
Eastern Municipal Water Dist., Community Facs. Dist. No. 2018-80 (Willow Springs), Special Tax Bonds, Series 2025, 5.00% 9/1/2031	290	314
Eastern Municipal Water Dist., Fin. Auth., Water and Wastewater Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2026	300	305
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2015, 5.00% 11/1/2027	500	500
Escondido Union High School Dist., GO Bonds, CAB, 2008 Election, Series 2009-A, AGI, 0% 8/1/2028	500	467
GO Bonds, Series 2022, 5.00% 4/1/2028	500	530
GO Rev. Ref. Bonds, Series 2022, 5.00% 11/1/2027	1,100	1,154
GO Rev. Ref. Bonds, Series 2022-B, 4.00% 9/1/2028	700	730
GO Rev. Ref. Bonds, Series 2022, 4.00% 9/1/2029	750	792
GO Rev. Ref. Bonds, Series 2021, 5.00% 9/1/2029	500	548
GO Rev. Ref. Bonds, Series 2019, 5.00% 4/1/2032	2,000	2,306
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, CAB, Series 2005-A, AMBAC, 0% 6/1/2027 (escrowed to maturity)	1,000	960
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2049 (preref. 4/1/2030)	495	528
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2006-C-2, 5.00% 6/1/2041 (put 11/1/2029)	805	878
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 11/15/2025	1,000	1,001
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 11/15/2026 (preref. 11/15/2025)	275	275
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 11/15/2046 (preref. 11/15/2025)	250	250
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 11/1/2028	315	316
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 11/15/2026	700	717
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2024-A-2, 3.25% 8/1/2064 (put 2/1/2028)	505	508
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Foothill Family Apartments), Series 2025-II, 2.75% 5/1/2044 (put 5/1/2028)	250	249
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Sutter Street), Series 2025-D, 2.75% 11/1/2029 (put 11/1/2028)	415	413
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (VA Building 408), Series 2025-JJ, 2.90% 5/1/2047 (put 5/1/2029)	515	515
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2021-B-2, 3.00% 10/1/2047 (put 10/1/2026)	1,500	1,502
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.00% 8/1/2032	625	713
City of Irvine Facs. Fncg. Auth., Special Tax Rev. Bonds (Irvine Great Park Infrastructure Project), Series 2023-A, 5.00% 9/1/2029	300	329
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, 4.00% 9/1/2027	285	292

13	Private Client Services Funds

Capital Group California Short-Term Municipal Fund
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2028	USD275	$286
Kern Community College Dist., Facs. Improvement Dist. No. 1, GO Bonds, 2016 Election, Series 2020-C, 4.00% 8/1/2026	645	653
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, AGI, 4.00% 9/1/2026	195	197
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, AGI, 4.00% 9/1/2027	210	215
Lake Tahoe Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2009, AGI, 0% 8/1/2031	500	429
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2022-E, 5.00% 5/15/2030	250	282
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2025-C, 5.00% 5/15/2030	625	704
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2028	610	639
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-D, 5.00% 7/1/2029	95	103
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2020-A, 5.00% 7/1/2029	120	130
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-E, 5.00% 7/1/2030	470	518
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2017-B, 5.00% 7/1/2033	700	716
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-A, 5.00% 7/1/2026	300	304
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-B, 4.00% 7/1/2030	275	287
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2030	60	66
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2022-C, 5.00% 6/1/2026	15	15
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2025-C, 5.00% 6/1/2027	1,000	1,043
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2030	850	956
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2025-C, 5.00% 6/1/2032	500	587
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2029	150	160
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2030	175	189
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 5.00% 6/1/2026	400	406
Los Angeles County Dev. Auth. Multi Family Housing Rev. Bonds (Century and Restorative Care Village Phase I), Series 2025-C, 3.35% 9/1/2059 (put 9/1/2028)	950	960
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2016-B, 5.00% 7/1/2027	750	763
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2024-A, 5.00% 7/1/2030	385	436
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2025-A, 5.00% 7/1/2030	1,000	1,133
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2031	525	608
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2022-B, 3.00% 7/1/2028	955	970
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2024-B-3, 5.00% 7/1/2037 (put 7/1/2031)	1,090	1,210
Modesto Irrigation Dist. Fncg. Auth., Electric System Rev. Bonds, Series 2023-A, 5.00% 10/1/2029	440	483
Modesto Irrigation Dist. Fncg. Auth., Electric System Rev. Ref. Bonds, Series 2015-B, 5.00% 10/1/2028	595	596
Modesto Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2021, 5.00% 7/1/2026	635	645
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Lake Isabella Senior Apartments I & II), Series 2025-A, 2.75% 9/1/2028 (put 9/1/2027)	1,020	1,013
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Maison’s Sierra II), Series 2025-B, 2.80% 5/1/2029 (put 5/1/2028)	800	798
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Pleasant View Apartments Project), Series 2025, 2.80% 2/1/2028 (put 2/1/2027)	2,000	1,989
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (SJ3 Portfolio), Series 2025-A, 2.75% 9/1/2028 (put 9/1/2027)	225	223
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (View At San Bruno), Series 2024-A-1, 5.00% 6/1/2056 (put 7/1/2028)	1,870	1,977
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Wildomar Family Housing LP), Series 2024, 3.05% 12/1/2064 (put 6/1/2028)	325	326
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2009-A, 3.30% 2/1/2039 (put 2/1/2028) (a)	400	400
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2029	100	101
Napa Valley Community College Dist., GO Bonds, CAB, 2002 Election, Series 2005-B, NATL, 0% 8/1/2028	2,000	1,864
North Natomas Community Facs. Dist. No. 4, Special Tax Rev. Ref. Bonds, Series 2023-G, AGI, 5.00% 9/1/2028	745	794

Private Client Services Funds	14

Capital Group California Short-Term Municipal Fund
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Ontario, Community Facs. Dist. No. 35 (Countryside Phase 2 South - Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2029	USD205	$217
City of Ontario, Community Facs. Dist. No. 35 (Countryside Phase 2 South - Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2030	215	230
City of Ontario, Community Facs. Dist. No. 66 (Olive and Oleander Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2031	210	227
County of Orange, Sanitation Dist., Wastewater Rev. Ref. Obligations, Series 2021-A, 5.00% 2/1/2026	750	755
City of Oxnard, Wastewater Rev. Ref. Bonds, Series 2025, BAM, 5.00% 6/1/2028	700	747
Oxnard Union High School Dist., GO Bond Anticipation Notes, Series 2025, 6.00% 2/1/2030	700	810
Peralta Community College Dist., GO Bonds, 2018 Election, Series 2025-C-1, 5.00% 8/1/2026	2,000	2,039
Peralta Community College Dist., GO Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2029	750	827
Pollution Control Fncg. Auth., Water Facs. Rev. Bonds (American Water Capital Corp. Project), Series 2020, 3.70% 8/1/2040 (put 9/1/2028)	410	418
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2026	440	441
Public Works Board, Lease Rev. Bonds (Dept. of Corrections and Rehabilitation), Series 2015-H, 5.00% 12/1/2026	470	471
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2024-C, 5.00% 9/1/2030	665	743
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 4.00% 9/1/2026	105	105
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 4.00% 9/1/2028	120	122
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Redev. Project Area No. 1, Desert Communities Redev. Project Area, Interstate 215 Corridor Redev. Area), Series 2024-A, AGI, 5.00% 10/1/2029	315	345
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Redev. Project Area No. 1, Desert Communities Redev. Project Area, Interstate 215 Corridor Redev. Area), Series 2024-A, AGI, 5.00% 10/1/2032	1,000	1,157
RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM, 5.00% 9/1/2028	1,000	1,021
Roseville Joint Union High School Dist., GO Bonds, CAB, 2004 Election, Series 2007-C, AGI, 0% 8/1/2026	870	853
City of Sacramento, Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2018-F, 5.00% 8/15/2026	500	510
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2022, BAM, 5.00% 7/1/2027	815	848
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2024-B, BAM, 5.00% 8/1/2029	500	547
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2026	485	489
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds, Series 2023-B, 5.00% 5/1/2057 (put 11/1/2026)	498	505
City of San Diego, Public Facs. Fncg. Auth., Lease Rev. Bonds (Capital Improvement Projects), Series 2021-A, 5.00% 10/15/2027	255	269
County of San Diego, Grossmont Healthcare Dist., GO Rev. Ref. Bonds, Series 2021-E, 5.00% 7/15/2028	320	343
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Bonds, Series 2021-B, 5.00% 4/1/2026	140	141
County of San Diego, Water Auth., Water Rev. Ref. Green Bonds, Series 2021-B, 5.00% 5/1/2030	230	259
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Green Bonds, 2018 Election, Series 2023-G-2, 5.00% 7/1/2028	600	645
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Green Bonds, 2022 Election, Series 2024-B-3, 5.00% 7/1/2030	325	368
San Diego Unified School Dist., GO Green Bonds, 2018 Election, Series 2022-F-2, 5.00% 7/1/2029	960	1,061
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2028	145	154
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2029	195	212
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2030	155	171
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2023-A, 5.00% 11/1/2029	500	557
City of San Francisco, Bay Area Rapid Transit Dist., GO Rev. Ref. Green Bonds, 2004 Election, Series 2025-H, 5.00% 8/1/2032	1,000	1,178
San Francisco Community College Dist., GO Rev. Ref. Bonds, Series 2025, 5.00% 6/15/2028	1,000	1,071
San Francisco Unified School Dist., GO Bonds, 2024 Election, Series 2024-A, 5.00% 6/15/2031	505	574
San Francisco Unified School Dist., GO Bonds, 2024 Election, Series 2024-A, 5.00% 6/15/2032	825	954
City of San Jacinto, Community Facs. Dist. No. 2002-1 (Rancho San Jacinto Phase 2), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2027	900	913
San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev. and Rev. Ref. Bonds, CAB, Series 1997-A, NATL, 0% 1/15/2029	225	204
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2026	440	443

15	Private Client Services Funds

Capital Group California Short-Term Municipal Fund
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of San Jose, Multi Family Housing Rev. Bonds (Kooser Apartments), Series 2025-A-2, 5.00% 3/1/2030 (put 3/1/2029)	USD1,000	$1,003
San Mateo Community College Dist., GO Bonds, CAB, 2001 Election, Series 2005-B, NATL, 0% 9/1/2027	1,130	1,082
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 9/1/2029	1,000	1,002
Silicon Valley Clean Water, Wastewater Rev. Notes, Series 2021-B, 0.50% 3/1/2026	1,350	1,338
Simi Valley Unified School Dist., GO Bonds, CAB, 2004 Election, Series 2007-C, AGI, 0% 8/1/2031	2,500	2,155
Southern California Public Power Auth., Clean Energy Project Rev. Bonds, Series 2024-A, 5.00% 4/1/2055 (put 9/1/2030)	650	703
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Vintage at Folsom), Series 2024-E-2, 5.00% 10/1/2028 (put 10/1/2027)	395	410
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 5.00% 7/1/2026	325	330
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-A, 5.00% 10/1/2028 (a)	1,200	1,281
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2003-D, 5.00% 5/1/2033 (put 11/1/2029)	1,000	1,091
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM, 5.00% 5/15/2027	850	876
City of Stockton, Public Fncg. Auth., Wastewater Rev. Ref. Bonds (Wastewater Ref. Project), Series 2024, AGI, 5.00% 9/1/2029	295	322
Temescal Valley Water Dist., Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2024, AGI, 5.00% 9/1/2028	500	533
Tobacco Securitization Auth., Tobacco Settlement Asset-Backed Rev. Ref. Senior Bonds (Sacramento County Tobacco Securitization Corp.), Series 2021-A-1, 5.00% 6/1/2027	440	454
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2026	550	557
Tuolumne Wind Project Auth., Rev. Ref. Bonds (Tuolumne Wind Project), Series 2016-A, 5.00% 1/1/2027 (escrowed to maturity)	670	689
Twin Rivers Unified School Dist., GO Rev. Ref. Bonds, Series 2016-B, AGI, 5.00% 8/1/2027	225	230
Ukiah Unified School Dist., GO Bonds, CAB, 2005 Election, Series 2006, NATL, 0% 8/1/2028	1,000	929
Regents of the University of California, General Rev. Bonds, Series 2023-C, 5.00% 5/15/2029	500	548
Regents of the University of California, General Rev. Bonds, Series 2022-BK, 5.00% 5/15/2032	425	496
Various Purpose GO Bonds, Series 2025, 5.00% 3/1/2028	3,490	3,693
Various Purpose GO Bonds, Series 2025, 5.00% 3/1/2029	1,730	1,873
Various Purpose GO Rev. Ref. Bonds, Series 2021, 5.00% 12/1/2025	100	100
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2032	1,445	1,675
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2028	150	157
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 12/1/2045	30	30
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 12/1/2049	610	613
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2020-A, 3.00% 12/1/2050	695	689
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2022-A, 5.50% 12/1/2052	475	499
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2017-CQ, 4.00% 12/1/2047	140	140
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2018-CR, 4.00% 12/1/2048	350	352
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2020-CT, 3.00% 12/1/2050	990	984
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2022-CU, 5.50% 12/1/2052	1,210	1,273
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2021-BD, 5.00% 12/1/2028	625	680
West Contra Costa Unified School Dist., GO Bonds, Series 2023, BAM, 5.00% 8/1/2028	1,175	1,258
West Contra Costa Unified School Dist., GO Bonds, 2012 Election, Series 2020-E, AGI, 4.00% 8/1/2026	640	647
Westside Union School Dist., GO Bonds, CAB, Series 2002-A, NATL, 0% 8/1/2027	1,000	951
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 9/1/2026	160	161
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, AGI, 4.00% 9/1/2027	180	184
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, AGI, 4.00% 9/1/2028	200	207
Total bonds, notes & other debt instruments (cost: $111,732,000)		112,771
Short-term securities 7.54%
Municipals 7.54%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2023-B, 3.05% 4/1/2055 (b)	1,200	1,200
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2024-E, 3.05% 4/1/2059 (b)	1,075	1,075
Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron USA, Inc. Project), Series 2010-A, 2.90% 11/1/2035 (b)	500	500

Private Client Services Funds	16

Capital Group California Short-Term Municipal Fund
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron USA, Inc. Project), Series 2010-B, 2.90% 11/1/2035 (b)	USD2,820	$2,820
Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron USA, Inc. Project), Series 2010-C, 2.90% 11/1/2035 (b)	2,700	2,700
Regents of the University of California, General Rev. Bonds, Series 2013-AL-2, 3.30% 5/15/2048 (b)	1,000	1,000
Total short-term securities (cost: $9,295,000)		9,295
Total investment securities 99.00% (cost: $121,027,000)		122,066
Other assets less liabilities 1.00%		1,228
Net assets 100.00%		$123,294

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,681,000, which represented
1.36% of the net assets of the fund.

(b)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviation(s)
Agcy. = Agency
AGI = Assured Guaranty insured
AMBAC = American Municipal Bond Assurance Company insured
Auth. = Authority
BAM = Build America Mutual insured
CAB = Capital Appreciation Bonds
Dept. = Department
Dev. = Development
Dist. = District
Dists. = Districts
Econ. = Economic

Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
GO = General Obligation
NATL = National Public Finance Guarantee Corp. insured
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
USD = U.S. dollars

Refer to the notes to financial statements.

17	Private Client Services Funds

Financial statements
Statements of assets and liabilities at October 31, 2025
(dollars and shares in thousands, except per-share amounts)

	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund
Assets:
Investment securities in unaffiliated issuers, at value	$693,788	$122,066
Cash	238	239
Cash collateral pledged for futures contracts	216	—
Receivables for:
Sales of fund’s shares	10	— *
Dividends and interest	6,797	1,185
Services provided by related parties	—	10
Variation margin on futures contracts	4	—
Total assets	701,053	123,500
Liabilities:
Payables for:
Repurchases of fund’s shares	974	143
Investment advisory services	148	26
Audit fees	37	37
Other	— *	— *
Total liabilities	1,159	206
Net assets at October 31, 2025	$699,894	$123,294
Net assets consist of:
Capital paid in on shares of beneficial interest	$706,537	$124,483
Total distributable earnings (accumulated loss)	(6,643)	(1,189)
Net assets at October 31, 2025	$699,894	$123,294
Investment securities in unaffiliated issuers, at cost	$690,447	$121,027
Shares outstanding	67,165	12,172
Net asset value per share	$10.42	$10.13
*
Amount less than one thousand.

Refer to the notes to financial statements.

Private Client Services Funds	18

Financial statements (continued)
Statements of operations for the year ended October 31, 2025
(dollars in thousands)

	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund
Investment income:
Income:
Interest from unaffiliated issuers	$17,958	$3,024
Fees and expenses*:
Investment advisory services	1,613	291
Transfer agent services	13	2
Reports to shareholders	7	7
Registration statement and prospectus	9	7
Trustees’ compensation	3	— †
Auditing and legal	56	48
Custodian	8	5
Other	11	2
Total fees and expenses before waivers and/or reimbursements	1,720	362
Less waivers and/or reimbursements of fees and expenses:
Miscellaneous fee reimbursements	—	10
Total reimbursements of fees and expenses	—	10
Total fees and expenses after waivers and/or reimbursements	1,720	352
Net investment income	16,238	2,672
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(2,285)	(30)
Futures contracts	140	(4)
	(2,145)	(34)
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	14,556	1,805
Futures contracts	(3)	17
	14,553	1,822
Net realized gain (loss) and unrealized appreciation (depreciation)	12,408	1,788
Net increase (decrease) in net assets resulting from operations	$28,646	$4,460
*
Additional information related to fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.

Refer to the notes to financial statements.

19	Private Client Services Funds

Financial statements (continued)
Statements of changes in net assets
(dollars in thousands)

	Capital Group California Core Municipal Fund		Capital Group California Short-Term Municipal Fund
	Year ended October 31,		Year ended October 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$16,238	$15,439	$2,672	$2,158
Net realized gain (loss)	(2,145)	(815)	(34)	(71)
Net unrealized appreciation (depreciation)	14,553	27,237	1,822	3,429
Net increase (decrease) in net assets resulting from operations	28,646	41,861	4,460	5,516
Distributions paid to shareholders	(16,480)	(15,222)	(2,704)	(2,140)
Net capital share transactions	52,764	(37,227)	13,842	(4,384)
Total increase (decrease) in net assets	64,930	(10,588)	15,598	(1,008)
Net assets:
Beginning of year	634,964	645,552	107,696	108,704
End of year	$699,894	$634,964	$123,294	$107,696
Refer to the notes to financial statements.

Private Client Services Funds	20

Notes to financial statements
1. Organization

Capital Group Private Client Services Funds (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of two funds: Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund (each a “fund,” collectively the “funds”). The assets of each fund are segregated, with each fund accounted for separately.
Each fund’s investment objectives are as follows:
Capital Group California Core Municipal Fund — Seeks to provide current income exempt from federal and California income taxes while preserving capital.
Capital Group California Short-Term Municipal Fund — Seeks to preserve capital and secondarily to provide current income exempt from federal and California income taxes.
2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company ("CRMC"), the funds’ investment adviser, values each fund’s investments at fair value as defined by accounting principles generally accepted in the United State of America. The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

21	Private Client Services Funds

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the funds’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each of the funds is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The funds’ board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

Private Client Services Funds	22

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of October 31, 2025, were as follows (dollars in thousands):
Capital Group California Core Municipal Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$648,408	$—	$648,408
Short-term securities	—	45,380	—	45,380
Total	$—	$693,788	$—	$693,788

Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on futures contracts	$(141)	$—	$—	$(141)
Total	$(141)	$—	$—	$(141)
*
Futures contracts are not included in the fund’s investment portfolio.
Capital Group California Short-Term Municipal Fund
As of October 31, 2025, all of the fund’s investments were classified as Level 2.
4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

23	Private Client Services Funds

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Private Client Services Funds	24

Investing in municipal bonds of issuers within the state of California — Because the funds invest primarily in securities of issuers within the state of California, the funds are more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.
Insured municipal bonds – The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Futures contracts — Each fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.
The following table presents the average month-end notional amounts of futures contracts while held for each fund (dollars in thousands):
Futures contracts
Capital Group California Core Municipal Fund	$26,983
Capital Group California Short-Term Municipal Fund	6,955*
*
No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

25	Private Client Services Funds

The following tables identify the location and fair value amounts on the funds’ statements of assets and liabilities and/or the effect on the funds’ statements of operations resulting from the funds’ use of futures contracts as of, or for the year ended, October 31, 2025 (dollars in thousands):
Capital Group California Core Municipal Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$—	Unrealized depreciation*	$141

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$140	Net unrealized appreciation (depreciation) on futures contracts	$(3)
Capital Group California Short-Term Municipal Fund
		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(4)	Net unrealized appreciation (depreciation) on futures contracts	$17
*
Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
Collateral — Each fund either receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts. For futures contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Therefore, no federal income tax provision is required.
As of and during the year ended October 31, 2025, neither of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, neither of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; amortization of premiums and discounts; income on certain investments; net capital losses and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Private Client Services Funds	26

Additional tax basis disclosures for each fund as of October 31, 2025, were as follows (dollars in thousands):
	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund
Undistributed tax-exempt income	128	4
Capital loss carryforward*	(10,134)	(2,215)
Gross unrealized appreciation on investments	8,566	1,383
Gross unrealized depreciation on investments	(5,203)	(362)
Net unrealized appreciation (depreciation) on investments	3,363	1,021
Cost of investments	690,284	121,045
Reclassification from total accumulated loss to capital paid in on shares of beneficial interest	62	8
*
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.
Tax-exempt income distributions paid or accrued from each fund were as follows (dollars in thousands):
Fund	Year ended October 31, 2025	Year ended October 31, 2024
Capital Group California Core Municipal Fund	16,480	15,222
Capital Group California Short-Term Municipal Fund	2,704	2,140
7. Fees and transactions with related parties

CRMC, the funds’ investment adviser, is the parent company of American Funds Service Company® (“AFS”), the funds’ transfer agent. CRMC and AFS are considered related parties to each fund.
Investment advisory services — Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. The fee for Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund is 0.25% of the daily net assets of each fund.
Transfer agent services — Each fund has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services. These services include recordkeeping, shareholder communications and transaction processing. In addition, each fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.
Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses for Capital Group California Short-Term Municipal Fund to limit the fund’s total annual operating expenses to 0.30% (as a percentage of daily net assets). Miscellaneous expenses exclude investment advisory services fees. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the year ended October 31, 2025, total fees and expenses reimbursed by CRMC were $10,000 for Capital Group California Short-Term Municipal Fund. CRMC will not recoup all or a portion of these reimbursements. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC. No affiliated officers or trustees received any compensation directly from the series.
Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or accounts managed by certain affiliates of CRMC) under procedures adopted by the funds’ board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

27	Private Client Services Funds

The following table presents purchase and sales transactions, if any, between each fund and related funds and the net realized loss from such sales as of October 31, 2025 (dollars in thousands):
Fund	Purchases	Sales	Net realized loss
Capital Group California Core Municipal Fund	$7,255	$5,670	$(295)
Capital Group California Short-Term Municipal Fund	773	—	—
Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The funds did not lend or borrow cash through the interfund lending program at any time during the year ended October 31, 2025.
8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
9. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Capital Group California Core Municipal Fund	$129,785	12,626	$16,480	1,609	$(93,501)	(9,131)	$52,764	5,104
Capital Group California Short-Term Municipal Fund	56,402	5,625	2,704	269	(45,264)	(4,508)	13,842	1,386
Year ended October 31, 2024
Capital Group California Core Municipal Fund	$144,565	14,131	$15,222	1,490	$(197,014)	(19,344)	$(37,227)	(3,723)
Capital Group California Short-Term Municipal Fund	36,156	3,641	2,139	215	(42,679)	(4,295)	(4,384)	(439)
10. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2025, as follows (dollars in thousands):
	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund
Purchases of investment securities*	$254,299	$60,788
Sales of investment securities*	223,453	50,699
*
Excludes short-term securities and U.S. government obligations, if any.

Private Client Services Funds	28

Financial highlights

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements	Ratio of expenses to average net assets after waivers/ reimbursements[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital Group California Core Municipal Fund
10/31/2025	$10.23	$.26	$.19	$.45	$(.26 )	$—	$(.26 )	$10.42	4.49%	$700	.27%	.27%	2.52%
10/31/2024	9.81	.24	.42	.66	(.24 )	—	(.24 )	10.23	6.74	635.26		.26	2.36
10/31/2023	9.91	.20	(.10 )	.10	(.20 )	—	(.20 )	9.81	.92	646.28		.28	1.97
10/31/2022	10.75	.13	(.77 )	(.64 )	(.14 )	(.06 )	(.20 )	9.91	(6.02)	586.27		.27	1.23
10/31/2021	10.90	.13	(.08 )	.05	(.11 )	(.09 )	(.20 )	10.75	.53	664.27		.27	1.17
Capital Group California Short-Term Municipal Fund
10/31/2025	$9.98	$.23	$.15	$.38	$(.23 )	$—	$(.23 )	$10.13	3.77%	$123	.31%	.30%	2.29%
10/31/2024	9.68	.21	.30	.51	(.21 )	—	(.21 )	9.98	5.27	108.31		.30	2.11
10/31/2023	9.75	.17	(.07 )	.10	(.17 )	—	(.17 )	9.68	1.13	109.32		.30	1.73
10/31/2022	10.29	.08	(.51 )	(.43 )	(.08 )	(.03 )	(.11 )	9.75	(4.17)	125.30		.30	.79
10/31/2021	10.39	.08	(.07 )	.01	(.08 )	(.03 )	(.11 )	10.29	.12	182.29		.29	.76

Portfolio turnover rate	Year ended October 31,
	2025	2024	2023	2022	2021
Capital Group California Core Municipal Fund	36%	26%	25%	40%	38%
Capital Group California Short-Term Municipal Fund	46	35	45	50	43

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.

Refer to the notes to financial statements.

29	Private Client Services Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Capital Group Private Client Services Funds and Shareholders of Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund (constituting Capital Group Private Client Services Funds, hereafter collectively referred to as the “Funds") as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
December 11, 2025
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

Private Client Services Funds	30

Capital Group Private Client Services Funds

Part C

Other Information

Item 28. Exhibits for Registration Statement (1940 Act No. 811-22349 and 1933 Act No. 333-163115)

(a)	Articles of Incorporation – Certificate of Trust dated 10/22/09; Certificate of Amendment to Certificate of Trust dated 3/11/10; and Certificate of Amendment to Certificate of Trust dated 7/1/13 (previously filed see P/E Amendment No. 30 filed 12/29/24); and Amended and Restated Agreement and Declaration of Trust dated 12/9/22 – previously filed (see P/E Amendment No. 29 filed 12/30/22);

(b)	By-laws of Registrant – Amended and Restated By-laws effective 8/27/18 – previously filed (see P/E Amendment No. 21 filed 12/31/18)

(c)	Instruments Defining Rights of Security Holders – None

(d)	Investment Advisory Contracts – Amended and Restated Investment Advisory and Service Agreement effective 12/9/22 – previously filed (see P/E Amendment No. 29 filed 12/30/22)

(e)	Underwriting Contracts – Amended and Restated Principal Underwriting Agreement effective 12/9/22 – previously filed (see P/E Amendment No. 29 filed 12/30/22)

(f)	Bonus or Profit Sharing Contracts – None

(g)	Custodian Agreements – Custodian Agreement – previously filed (see Pre-Effective Amendment No. 3 filed 4/6/10); and Amendment to Custodian Agreement effective 11/8/19 – previously filed (see P/E Amendment No. 25 filed 12/31/19)

(h)	Other Material Contracts – Form of Indemnification Agreement – previously filed (see P/E Amendment No. 8 filed 12/31/13) and Amended and Restated Shareholder Services Agreement dated 1/1/23 – previously filed (see P/E Amendment No. 29 filed 12/30/22)

(i)	Legal Opinion – previously filed (see P/E Amendment No. 3 filed 2/15/11)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)       Omitted financial statements - None

(l)       Initial capital agreements – previously filed (see P/E Amendment No. 3 filed 2/15/11)

(m)	Rule 12b-1 Plan – None

(n)	Rule 18f-3 Plan – None

(o)       Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated May 2025; and Code of Ethics for Registrant

Item 29.	Persons Controlled by or Under Common Control with the Fund

None

Item 30.	Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.	Business and Other Connections of the Investment Adviser

None

Item 32.	Principal Underwriters

(a)                Capital Client Group, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Core Plus Bond Fund, American Funds Corporate Bond Fund, American Funds Developing World Growth and Income Fund, American Funds Emerging Markets Bond Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, American Funds Global Insight Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund, American Funds International Vantage Fund, American Funds Mortgage Fund, American Funds Multi-Sector Income Fund, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Strategic Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series II, American Funds U.S. Government Money Market Fund, American Funds U.S. Small and Mid Cap Equity Fund, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Group Completion Fund Series, Capital Group Conservative Equity ETF, Capital Group Core Balanced ETF, Capital Group Core Equity ETF, Capital Group Dividend Growers ETF, Capital Group Dividend Value ETF, Capital Group Equity ETF Trust I, Capital Group Fixed Income ETF Trust, Capital Group Global Equity ETF, Capital Group Global Growth Equity ETF, Capital Group Growth ETF, Capital Group International Core Equity ETF, Capital Group International Equity ETF, Capital Group International Focus Equity ETF, Capital Group KKR Core Plus+, Capital Group KKR Multi-Sector+, Capital Group New Geography Equity ETF, Capital Group Private Client Services Funds, Capital Group U.S. Equity Fund, Capital Income Builder, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Equities Fund, Inc., EUPAC Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	Katherine Abbott	Vice President	None
CHO	Chatelaine Achterberg	Assistant Vice President	None
LAO	Alex J. Adair	Regional Vice President	None
LAO	Samuel Adams	Regional Vice President	None

LAO	Anuj K. Agarwal	Vice President	None
LAO	Albert Aguilar, Jr.	Director, Vice President and Chief Compliance Officer	None
SNO	David A. Ajluni	Regional Vice President	None
LAO	C. Thomas Akin II	Senior Vice President	None
LAO	Anthony Albano	Regional Vice President	None
LAO	Mark G. Alteri	Regional Vice President	None
LAO	Jeremy Alyea	Regional Vice President	None
LAO	Colleen M. Ambrose	Vice President	None
LAO	Christopher S. Anast	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Blake J. Anderson	Assistant Vice President	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None
CHO	Erik J. Applegate	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Luis F. Arocha	Vice President	None
LAO	Keith D. Ashley	Regional Vice President	None
LAO	Julie A. Asher	Assistant Vice President	None
LAO	Curtis A. Baker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	T. Patrick Bardsley	Senior Vice President	None
SNO	Mark C. Barile	Vice President	None
LAO	Shakeel A. Barkat	Senior Vice President	None
LAO	Antonio M. Bass	Senior Vice President	None
LAO	Andrew Z. Bates	Assistant Vice President	None
LAO	Katherine A. Beattie	Senior Vice President	None
LAO	Scott G. Beckerman	Senior Vice President	None
LAO	Jeb M. Bent	Senior Vice President	None
LAO	Matthew D. Benton	Senior Vice President	None
LAO	Jerry R. Berg	Senior Vice President	None
LAO	Joseph W. Best, Jr.	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Matthew F. Betley	Vice President	None

LAO	Roger J. Bianco, Jr.	Senior Vice President	None
LAO	Ryan M. Bickle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joseph Bilello	Regional Vice President	None
LAO	Jay A. Binstock	Assistant Vice President	None
LAO	Peter D. Bjork	Regional Vice President	None
DCO	Bryan K. Blankenship	Senior Vice President	None
LAO	Marek Blaskovic	Vice President	None
LAO	Matthew C. Bloemer	Regional Vice President	None
LAO	Erick K. Bodge	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Senior Vice President	None
LAO	Jon T. Boldt	Vice President	None
LAO	Ainsley J. Borel	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jill M. Boudreau	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andre W. Bouvier	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jordan C. Bowers	Regional Vice President	None
LAO	David H. Bradin	Senior Vice President	None
LAO	William J. Brady	Regional Vice President	None
LAO	William P. Brady	Senior Vice President	None
LAO	Andrew A. Bredholt	Regional Vice President	None
LAO	William G. Bridge	Senior Vice President	None
LAO	Siobhan M. Broadbery	Regional Vice President	None
LAO	Lorena B. Brockman	Vice President	None
LAO	Kevin G. Broulette	Vice President, Capital Group Institutional Investment Services Division	None
LAO	E. Chapman Brown, Jr.	Senior Vice President	None
LAO	Elizabeth S. Brownlow	Vice President	None
LAO	Gary D. Bryce	Senior Vice President	None
LAO	Christopher Bucci	Regional Vice President	None
NYO	Melissa Buccilli	Senior Vice President	None

SNO	Dylan J. Burdick	Regional Vice President	None
LAO	Kenneth D. Burdick	Assistant Vice President	None
LAO	Carmen A. Burke	Vice President	None
IND	Jennifer L. Butler	Assistant Vice President	None
LAO	Steven Calabria	Senior Vice President	None
LAO	Thomas E. Callahan	Senior Vice President	None
LAO	Kelly V. Campbell	Senior Vice President	None
LAO	Patrick C. Campbell III	Regional Vice President	None
LAO	Anthon S. Cannon III	Vice President	None
SNO	Antonio G. Capobianco	Regional Vice President	None
LAO	Kevin J. Carevic	Vice President	None
LAO	Jason S. Carlough	Senior Vice President	None
LAO	Kim R. Carney	Senior Vice President	None
LAO	Damian F. Carroll	Senior Vice President	None
LAO	David C. Carson, Jr.	Vice President	None
LAO	James D. Carter	Senior Vice President	None
LAO	Stephen L. Caruthers	Senior Vice President, Capital Group Institutional Investment Services Division	None
SFO	James G. Carville	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Philip L. Casciano	Vice President	None
LAO	Christopher M. Cefalo	Senior Vice President	None
IND	Alexzania N. Chambers	Assistant Vice President	None
LAO	Kent W. Chan	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Marcus L. Chaves	Assistant Vice President	None
LAO	Si J. Chen	Vice President	None
LAO	Daniel A. Chodosch	Senior Vice President	None
LAO	Wellington Choi	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Peter J. Chong	Assistant Vice President	None
LAO	Cheryl L. Christian	Assistant Vice President	None

LAO	Andrew T. Christos	Vice President	None
LAO	Robert S. Chu	Assistant Vice President	None
LAO	Paul A. Cieslik	Senior Vice President	None
LAO	Andrew R. Claeson	Vice President	None
LAO	Michael J. Clark	Regional Vice President	None
LAO	Jamie A. Claypool	Senior Vice President	None
LAO	Kyle R. Coffey	Regional Vice President	None
LAO	Natalie S. Cole	Vice President	None
NYO	Jayme E. Colosimo	Vice President	None
IND	Timothy J. Colvin	Regional Vice President	None
LAO	Frances Coombes	Senior Vice President	None
IRV	Erin K. Concepcion	Assistant Vice President	None
SNO	Brandon J. Cone	Vice President	None
LAO	Christopher M. Conwell	Vice President	None
LAO	C. Jeffrey Cook	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Megan Costa	Senior Vice President	None
LAO	Joseph G. Cronin	Senior Vice President	None
LAO	D. Erick Crowdus	Senior Vice President	None
SNO	Zachary A. Cutkomp	Regional Vice President	None
LAO	Hanh M. Dao	Senior Vice President	None
LAO	Alex L. DaPron	Regional Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
LAO	Alexandria B. Davis	Regional Vice President	None
SNO	Bradley C. Davis	Assistant Vice President	None
LAO	Scott T. Davis	Senior Vice President	None
LAO	Shehan N. De Silva	Assistant Vice President	None
LAO	Adam DeAngelis	Regional Vice President	None
LAO	Peter J. Deavan	Senior Vice President	None

LAO	Kristofer J. DeBonville	Regional Vice President	None
LAO	Guy E. Decker	Senior Vice President	None
LAO	Mark A. Dence	Senior Vice President	None
SNO	Brian M. Derrico	Vice President	None
LAO	Stephen Deschenes	Senior Vice President	None
LAO	James G. DiGiuseppe	Senior Vice President	None
LAO	Alexander J. Diorio	Vice President	None
LAO	Mario P. DiVito	Senior Vice President	None
LAO	Kevin F. Dolan	Senior Vice President	None
LAO	John H. Donovan IV	Vice President	None
LAO	Ronald Q. Dottin	Senior Vice President	None
LAO	Joseph B. Dowd	Vice President	None
LAO	John J. Doyle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Ryan T. Doyle	Senior Vice President	None
LAO	Craig Duglin	Senior Vice President	None
LAO	Alan J. Dumas	Vice President	None
LAO	John E. Dwyer IV	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Christopher P. Dziubasik	Assistant Vice President	None
IND	Karyn B. Dzurisin	Senior Vice President	None
LAO	Kevin C. Easley	Senior Vice President	None
LAO	Shirley Ecklund	Senior Vice President	None
LAO	Damian Eckstein	Senior Vice President	None
LAO	Matthew J. Eisenhardt	Senior Vice President	None
IRV	Jessica Eng	Assistant Vice President	None
LAO	Joseph Epstein	Regional Vice President	None
LAO	Wayne C. Ewan	Vice President	None
LAO	Bryan R. Favilla	Senior Vice President	None
LAO	Joseph M. Fazio	Regional Vice President	None

LAO	Mark A. Ferraro	Senior Vice President	None
LAO	Christopher Fetchet	Regional Vice President	None
LAO	Brandon J. Fetta	Vice President	None
LAO	John P. Finneran III	Vice President	None
LAO	Layne M. Finnerty	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Coenraad F. Fletcher	Vice President	None
LAO	Kevin H. Folks	Senior Vice President	None
IND	Kelly B. Fonderoli	Assistant Vice President	None
LAO	William E. Ford	Senior Vice President	None
IRV	Robert S. Forshee	Assistant Vice President	None
LAO	Mark D. Foster	Regional Vice President	None
LAO	Steven M. Fox	Vice President	None
LAO	Holly C. Framsted	Senior Vice President	None
LAO	Megan France	Regional Vice President	None
LAO	Rusty A. Frauhiger	Vice President	None
LAO	Vincent C. Fu	Assistant Vice President	None
LAO	Tyler L. Furek	Vice President	None
LAO	Myles Gaines	Regional Vice President	None
LAO	Jignesh D. Gandhi	Vice President	None
LAO	J. Gregory Garrett	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Edward S. Garza	Vice President	None
LAO	Brian K. Geiger	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Leslie B. Geller	Senior Vice President	None
LAO	Jacob M. Gerber	Senior Vice President	None
LAO	Michele Giangrande	Vice President	None
LAO	Travis Gilberg	Vice President	None
LAO	Pamela A. Gillett	Senior Vice President	None
LAO	William F. Gilmartin	Senior Vice President	None

IND	Brenda L. Goeken	Assistant Vice President	None
LAO	Kathleen D. Golden	Vice President	None
NYO	Joshua H. Gordon	Vice President, Capital Group Institutional Investment Services Division	None
SNO	Craig B. Gray	Assistant Vice President	None
LAO	Robert E. Greeley, Jr.	Senior Vice President	None
LAO	Jameson R. Greenstone	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	Karen M. Griffin	Vice President	None
LAO	E. Renee Grimm	Senior Vice President	None
LAO	Scott A. Grouten	Senior Vice President	None
SNO	John S. Gryniewicz	Regional Vice President	None
LAO	Sam S. Gumma	Vice President	None
LAO	Jan S. Gunderson	Senior Vice President	None
LAO	Ryan A. Gundrum	Assistant Vice President	None
SNO	Lori L. Guy	Vice President	None
LAO	Janna C. Hahn	Senior Vice President	None
LAO	Philip E. Haning	Senior Vice President	None
LAO	Katy L. Hanke	Senior Vice President	None
LAO	Brandon S. Hansen	Senior Vice President	None
LAO	Julie O. Hansen	Vice President	None
SNO	Nicholas Hargreaves	Assistant Vice President	None
LAO	John R. Harley	Senior Vice President	None
LAO	Calvin L. Harrelson III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Craig W. Hartigan	Senior Vice President	None
LAO	Janis Harrison	Assistant Vice President	None
LAO	James Hayes	Regional Vice President	None
LAO	Jennifer Hayes	Regional Vice President	None
LAO	Alan M. Heaton	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	Clifford W. “Webb” Heidinger	Senior Vice President	None
LAO	Brock A. Hillman	Senior Vice President	None
IND	Kristin S. Himsel	Senior Vice President	None
SNO	Emilia A. Holt	Assistant Vice President	None
LAO	Dennis L. Hooper	Regional Vice President	None
IND	Ryan D. Hoover	Regional Vice President	None
LAO	Jessica K. Hooyenga	Vice President	None
LAO	Scott W. Hoyer	Regional Vice President	None
LAO	David R. Hreha	Senior Vice President	None
LAO	Frederic J. Huber	Senior Vice President	None
LAO	Jeffrey K. Hunkins	Senior Vice President	None
LAO	Angelia G. Hunter	Senior Vice President	None
LAO	Christa M. Iacono	Vice President	None
LAO	Marc G. Ialeggio	Senior Vice President	None
LAO	Maurice E. Jadah	Regional Vice President	None
LAO	Asad K. Jamil	Regional Vice President	None
LAO	W. Chris Jenkins	Senior Vice President	None
LAO	Daniel J. Jess II	Senior Vice President	None
IND	Jameel S. Jiwani	Vice President	None
CHO	Allison S. Johnston	Assistant vice President	None
LAO	Brendan M. Jonland	Senior Vice President	None
LAO	Kathryn H. Jordan	Vice President	None
LAO	David G. Jordt	Senior Vice President	None
LAO	Michael Kamell	Senior Vice President	None
LAO	Eric J. Kamin	Regional Vice President	None
IND	Teodor P. Karnakov	Assistant Vice President	None
LAO	Wassan M. Kasey	Senior Vice President	None
IND	Joel A. Kaul	Assistant Vice President	None

LAO	John P. Keating	Senior Vice President	None
LAO	David B. Keib	Senior Vice President	None
LAO	Brian G. Kelly	Senior Vice President	None
LAO	Christopher J. Kennedy	Vice President	None
LAO	Jason A. Kerr	Senior Vice President	None
LAO	Ryan C. Kidwell	Senior Vice President	None
LAO	Charles A. King	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Eric M. Kirkman	Vice President	None
LAO	Kelsei Q. Kirland	Vice President	None
IND	Morgann B. Klaus	Assistant Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
LAO	Michael J. Koch	Vice President	None
IND	Philip A. Kojich	Assistant Vice President	None
LAO	Christina Kramer	Regional Vice President	None
LAO	James M. Kreider	Vice President	None
LAO	Jacob A. Kuchta	Regional Vice President	None
SNO	David D. Kuncho	Vice President	None
NYO	Joseph Lai	Senior Vice President	None
LAO	Jialing Lang	Assistant Vice President	None
LAO	Richard M. Lang	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Theodore J. Larsen	Assistant Vice President	None
LAO	Andrew P. Laskowski	Senior Vice President	None
LAO	Armand Leaks	Vice President	None
LAO	Matthew N. Leeper	Senior Vice President	None
LAO	Victor J. LeMay	Regional Vice President	None
SNO	Matthew T. Levene	Assistant Vice President	None
LAO	Clay M. Leveritt	Senior Vice President	None
LAO	Emily R. Liao	Senior Vice President	None

LAO	Lauren C. Liebes	Regional Vice President	None
LAO	Chris H. Lin	Assistant Vice President	None
IND	Justin L. Linder	Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	Damien X. Lona	Regional Vice President	None
LAO	Rainey Lord	Vice President	None
LAO	Omar J. Love	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Adam C. Lozano	Assistant Vice President	None
LAO	Dillon W. Lull	Regional Vice President	None
LAO	Reid A. Luna	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joe P. Lynch	Regional Vice President	None
CHO	Karin A. Lystad	Assistant Vice President, Capital Group Institutional Investment Services Division	None
LAO	Brandon Y. Ma	Regional Vice President	None
LAO	Justin Maddox	Regional Vice President	None
NYO	Catherine M. Magyera	Vice President	None
LAO	James M. Maher	Senior Vice President	None
LAO	Brendan T. Mahoney	Senior Vice President	None
LAO	Nathan G. Mains	Senior Vice President	None
LAO	Jeffrey N. Malbasa	Senior Vice President	None
LAO	Usma A. Malik	Senior Vice President	None
LAO	Chantal M. Manseau Guerdat	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Arran M. Maran	Regional Vice President	None
LAO	Seema Manek	Vice President	None
LAO	Brooke M. Marrujo	Senior Vice President	None
CHO	James M. Mathenge	Vice President, Capital Group Institutional Investment Services Division	None
SNO	Duane R. Mattson	Assistant Vice President	None
LAO	Stephen B. May	Vice President	None
LAO	Barnabas T. Mbigha	Senior Vice President	None

LAO	Joseph A. McCreesh, III	Senior Vice President	None
LAO	Ross M. McDonald	Senior Vice President	None
LAO	Clinton S. McCurry	Regional Vice President	None
LAO	Jennifer L. McGrath	Regional Vice President	None
LAO	Timothy W. McHale	Secretary	None
SNO	Michael J. McLaughlin	Assistant Vice President	None
LAO	Max J. McQuiston	Senior Vice President	None
LAO	Curtis D. Mc Reynolds	Vice President	None
LAO	Marin B. Meaney	Regional Vice President	None
IND	Melissa M. Meade	Assistant Vice President	None
LAO	Paulino Medina	Vice President	None
LAO	Britney L. Melvin	Vice President	None
LAO	Davina J. Merrell	Regional Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
SNO	Lauren A. Merriweather	Assistant Vice President	None
LAO	Conrad F. Metzger	Senior Vice President	None
LAO	Carl B. Meyer	Regional Vice President	None
LAO	Benjamin J. Miller	Vice President	None
LAO	Jennifer M. Miller	Vice President	None
LAO	Lauren D. Miller	Assistant Vice President	None
LAO	Tammy H. Miller	Vice President	None
LAO	William T. Mills	Senior Vice President	None
LAO	Sean C. Minor	Senior Vice President	None
LAO	Louis W. Minora	Vice President	None
LAO	James R. Mitchell III	Senior Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None
IND	Eric E. Momcilovich	Assistant Vice President	None
SNO	Christopher Moore	Assistant Vice President	None

IND	Jonathan L. Moran	Regional Vice President	None
LAO	Rex Morgan	Vice President	None
LAO	Nathaniel Morris	Regional Vice President	None
LAO	David H. Morrison	Vice President	None
LAO	Andrew J. Moscardini	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Stanley Moy	Assistant Vice President	None
LAO	Joseph M. Mulcahy	Regional Vice President	None
LAOW	Ryan D. Murphy	Senior Vice President	None
NYO	Timothy J. Murphy	Senior Vice President	None
IND	Valynda J. Murray	Vice President	None
LAO	Zahid Nakhooda	Regional Vice President	None
IND	Kristen L. Nelson	Regional Vice President	None
LAO	Jon C. Nicolazzo	Senior Vice President	None
LAO	Earnest M. Niemi	Senior Vice President	None
LAO	Matthew P. O’Connor	Director, Chairman and Chief Executive Officer; Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Jody L. O’Dell	Assistant Vice President	None
LAO	Jonathan H. O’Flynn	Senior Vice President	None
LAO	Bradley D. Olalde	Assistant Vice President	None
LAO	Arthur B. Oliver	Vice President	None
LAO	Peter A. Olsen	Senior Vice President	None
IND	Kevin G. Olson	Assistant Vice President	None
LAO	Thomas A. O’Neil	Senior Vice President	None
LAO	Cimber L. Nuessle	Assistant Vice President	None
LAO	Michael Orlando	Vice President	None
IRV	Paula A. Orologas	Vice President	None
LAO	Vincent A. Ortega	Vice President, Capital Group Institutional Investment Services Division	None
NYO	Gregory H. Ortman	Senior Vice President	None
LAO	Shawn M. O’Sullivan	Senior Vice President	None

IND	Lance T. Owens	Senior Vice President	None
LAO	Kristina E. Page	Vice President	None
LAO	Jeffrey C. Paguirigan	Senior Vice President	None
NYO	Christine M. Papa	Assistant Vice President	None
LAO	Rodney Dean Parker II	Senior Vice President	None
LAO	Ingrid S. Parl	Vice President	None
LAO	William D. Parsley	Regional Vice President	None
LAO	Timothy C. Patterson	Vice President	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None
SNO	Adam P. Peach	Vice President	None
LAO	Robert J. Peche	Senior Vice President	None
LAO	Elena M. Peerson	Regional Vice President	None
IRV	Grace L. Pelczynski	Assistant Vice President	None
LAO	Sejal U. Penkar	Vice President	None
LAO	Harry A. Phinney	Senior Vice President	None
LAO	Adam W. Phillips	Vice President	None
LAO	Joseph M. Piccolo	Senior Vice President	None
LAO	Sally L. Picota De Holte	Regional Vice President	None
LAO	Keith A. Piken	Senior Vice President and Director	None
LAO	Jonathan T. Plance	Regional Vice President	None
SFO	Eugene Podkaminer	Senior Vice President	None
LAO	David T. Polak	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Chloe E. Pollara	Vice President	None
LAO	Michael E. Pollgreen	Vice President	None
LAO	Charles R. Porcher	Senior Vice President	None
SNO	Robert B. Potter III	Assistant Vice President	None
LAO	Darrell W. Pounders	Vice President	None
LAO	Ryan T. Price	Regional Vice President	None

LAOW	Colyar W. Pridgen	Vice President	None
LAO	Michelle L. Pullen	Vice President	None
LAO	Victoria M. Quach	Vice President	None
LAO	Steven J. Quagrello	Senior Vice President	None
IND	Kelly S. Quick	Assistant Vice President	None
LAO	Michael R. Quinn	Senior Vice President	None
LAO	Sava S. Radakovich	Regional Vice President	None
LAO	Mary K. Radloff	Regional Vice President	None
LAO	Ryan E. Radtke	Senior Vice President	None
LAO	James R. Raker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Rachel M. Ramos	Vice President	None
SNO	Eddie A. Rascon	Regional Vice President	None
LAO	Rene M. Reincke	Vice President, Treasurer and Director	None
LAO	Lesley P. Reinhart	Vice President	None
LAO	Michael D. Reynaert	Senior Vice President	None
LAO	Christopher J. Richardson	Senior Vice President	None
LAO	James Robelotto	Assistant Vice President	None
SNO	Stephanie A. Robichaud	Vice President	None
LAO	Jeffrey J. Robinson	Senior Vice President	None
LAO	Matthew M. Robinson	Senior Vice President	None
LAO	Jennifer R. Rocci	Regional Vice President	None
LAO	Rochelle C. Rodriguez	Senior Vice President	None
LAO	Melissa B. Roe	Senior Vice President	None
LAO	Stephen Ross	Regional Vice President	None
LAO	Thomas W. Rose	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Rome D. Rottura	Senior Vice President	None
IND	Jennah N. Ruddick	Assistant Vice President	None
LAO	Leah O. Ryan	Vice President	None

LAO	William M. Ryan	Senior Vice President	None
IND	Brenda S. Rynski	Regional Vice President	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None
SNO	Richard R. Salinas	Vice President	None
LAOW	Erica Salvay	Vice President	None
LAO	Benjamin F. Samuels	Assistant Vice President	None
LAO	Michael C. Santangelo	Regional Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	David E. Saunders II	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Keith A. Saunders	Senior Vice President	None
LAO	Joe D. Scarpitti	Senior Vice President	None
IND	Broderic C. Schoen	Assistant Vice President	None
LAO	Jackson T. Schuette	Regional Vice President	None
LAO	Domenic A. Sciarra	Assistant Vice President	None
LAO	Keon F. Scott	Regional Vice President	None
LAO	Mark A. Seaman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James J. Sewell III	Senior Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Erin C. Sheehan	Regional Vice President	None
LAO	Puja V. Sheth	Assistant Vice President	None
LAO	Kelly S. Simon	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAOW	Anmol Sinha	Senior Vice President	None
SNO	Julia M. Sisente	Assistant Vice President	None
LAO	Melissa A. Sloane	Senior Vice President	None
LAO	Jason C. Smith	Regional Vice President	None
LAO	Joshua J. Smith	Regional Vice President	None
LAO	Taylor D. Smith	Regional Vice President	None
LAO	Stephanie L. Smolka	Vice President	None

LAO	J. Eric Snively	Senior Vice President	None
LAO	John A. Sobotowski	Assistant Vice President	None
SNO	Chadwick R. Solano	Assistant Vice President	None
LAO	Charles V. Sosa	Vice President	None
LAO	Alexander T. Sotiriou	Vice President	None
LAO	Steven J. Sperry	Assistant Vice President	None
LAO	Margaret V. Steinbach	Senior Vice President	None
LAO	Michael P. Stern	Senior Vice President	None
LAO	Andrew J. Strandquist	Senior Vice President	None
LAO	Allison M. Straub	Vice President	None
LAO	Valerie B. Stringer	Vice President	None
LAO	Jamie J. Suh	Assistant Vice President	None
LAO	John R. Sulzicki	Vice President	None
LAO	Jack Swigle	Regional Vice President	None
LAO	Peter D. Thatch	Senior Vice President	None
LAO	John B. Thomas	Senior Vice President	None
LAO	Cynthia M. Thompson	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Mark D. Thompson	Assistant Vice President	None
HRO	Stephen B. Thompson	Regional Vice President	None
LAO	Ryan D. Tiernan	Senior Vice President	None
LAO	Luke N. Trammell	Senior Vice President	None
LAO	Jordan A. Trevino	Senior Vice President	None
LAO	Michael J. Triessl	Director	None
LAO	Michael Trujillo	Vice President	None
CHO	Polina S. Tsybrovska	Assistant Vice President	None
LAO	Shaun C. Tucker	Senior Vice President	None
IRV	Sean M. Tupy	Vice President	None
SNO	Corey W. Tyson	Regional Vice President	None

IND	Ryan C. Tyson	Assistant Vice President	None
LAO	Jason A. Uberti	Vice President	None
LAO	David E. Unanue	Senior Vice President	None
LAO	John W. Urbanski	Regional Vice President	None
LAO	Veronica Vasquez	Vice President	None
LAO-W	Gerrit Veerman III	Senior Vice President, Capital Group Institutional Investment Services	None
LAO	Cynthia G. Velazquez	Assistant Vice President	None
LAO	Spilios Venetsanopoulos	Senior Vice President	None
LAO	J. David Viale	Senior Vice President	None
LAO	Austin J. Vierra	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Robert D. Vigneaux III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Julie A. Vogel	Senior Vice President	None
IRV	Thu A. Vu	Assistant Vice President	None
LAO	Adam Waclawsky	Vice President	None
LAO	Jon N. Wainman	Vice President	None
LAO	Hudson Walker	Regional Vice President	None
ATO	Jason C. Wallace	Senior Vice President	None
LAO	Sherrie S. Walling	Vice President	None
LAO	Brian M. Walsh	Senior Vice President	None
LAO	Susan O. Walton	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Justin N. Wang	Regional Vice President	None
IND	Kristen M. Weaver	Vice President	None
LAO	Timothy S. Wei	Vice President	None
LAO	Sheraton Welch	Regional Vice President	None
SNO	Gordon S. Wells	Regional Vice President	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Jason M. Weybrecht	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Adam B. Whitehead	Senior Vice President	None

LAO	Gregory D. Williams II	Assistant Vice President	None
LAO	Ashley L. Wilson	Regional Vice President	None
LAO	Jonathan D. Wilson	Regional Vice President	None
LAO	Steven Wilson	Senior Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Anthony J. Wingate	Vice President	None
LAO	Benjamin Wirtshafter	Senior Vice President	None
LAO	Kimberly D. Wood	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Benjamin T. Wooden	Regional Vice President	None
LAO	Jennifer N. Woodward	Assistant Vice President	None
IND	Matthew A. Wooten	Assistant Vice President	None
LAO	Elizabeth D. Yakes	Assistant Vice President	None
NYO	Mila I. Yankova	Senior Vice President	None
LAO	Jason P. Young	Senior Vice President	None
LAO	Jonathan A. Young	Senior Vice President	None
LAO	Lauren E. Zappia	Regional Vice President	None
LAO	Raul Zarco, Jr.	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Heidi H. Zhang	Assistant Vice President	None
NYO	Tanya Zolotarevskiy	Vice President, Capital Group Institutional Investment Services Division	None

__________

HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 18th Floor, Los Angeles, CA 90025
NYO	Business Address, 399 Park Avenue, 34th Floor, New York, NY 10022
SFO	Business Address, One Market Street, Suite 1800, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(b)	None

Item 33.	Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 6455 Irvine Center Drive, Irvine, CA 92618 and State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 12811 North Meridian Street, Carmel Indiana 46032; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering portfolio transactions are maintained and kept by its custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

Item 34.	Management Services

None

Item 35.	Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Irvine, in the County of Orange and State of California, on the 29th day of December, 2025.

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

By: /s/ Kristine M. Nishiyama

(Kristine M. Nishiyama, Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on December 29, 2025, by the following persons in the capacities indicated.

	Signature	Title

(1)	Principal Executive Officer:

	/s/ Kristine M. Nishiyama (Kristine M. Nishiyama)	Principal Executive Officer

(2)	Principal Financial Officer and Principal Accounting Officer:

	/s/ Becky L. Park (Becky L. Park)	Treasurer

(3)	Trustees:

	Francisco G. Cigarroa*	Trustee
	Nariman Farvardin*	Trustee
	Jennifer C. Feikin*	Trustee
	Michael C. Gitlin*	Trustee
	Leslie Stone Heisz*	Trustee
	Mary Davis Holt*	Trustee
	Merit E. Janow*	Trustee
	Margaret Spellings*	Chair (Independent and Non-Executive)
	Alexandra Trower*	Trustee
	Paul S. Williams*	Trustee
	Karl J. Zeile*	Trustee

*By: /s/ Courtney R. Taylor
(Courtney R. Taylor, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Aryian Kohandel-Shirazi

(Aryian Kohandel-Shirazi, Counsel)

POWER OF ATTORNEY

I, Francisco G. Cigarroa, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-           American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)

-           American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)

-           American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)

-           American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)

-           The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)

-           American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)

-           American Funds Insurance Series (File No. 002-86838, File No. 811-03857)

-           American Funds Insurance Series

-           American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)

-           American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)

-           American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)

-           American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)

-           American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)

-           American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)

-           American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)

-           American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)

-           The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)

-           American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)

-           American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)

-           American High-Income Trust (File No. 033-17917, File No. 811-05364)

-           The Bond Fund of America (File No. 002-50700, File No. 811-02444)

-           Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)

-           Capital Group Central Fund Series II (File No. 811-23633)

-           Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)

-           Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)

-           Capital World Bond Fund (File No. 033-12447, File No. 811-05104)

-           Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)

-           Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)

-           Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Julie E. Lawton Hong T. Le	Melissa B. Leyva Timothy W. McHale Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Antonio, Texas, on June 12, 2025.

(City, State)

/s/ Francisco G. Cigarroa

Francisco G. Cigarroa, Board member

POWER OF ATTORNEY

I, Nariman Farvardin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-           American Balanced Fund (File No. 002-10758, File No. 811-00066)

-           American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)

-           American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)

-           American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)

-           American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)

-           American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)

-           The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)

-           American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)

-           American Funds Insurance Series (File No. 002-86838, File No. 811-03857)

-           American Funds Insurance Series

-           American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)

-           American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)

-           American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)

-           American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)

-           American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)

-           American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)

-           American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)

-           American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)

-           The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)

-           American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)

-           American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)

-           American High-Income Trust (File No. 033-17917, File No. 811-05364)

-           The Bond Fund of America (File No. 002-50700, File No. 811-02444)

-           Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)

-           Capital Group Central Fund Series II (File No. 811-23633)

-           Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)

-           Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)

-           Capital World Bond Fund (File No. 033-12447, File No. 811-05104)

-           The Income Fund of America (File No. 002-33371, File No. 811-01880)

-           Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)

-           International Growth and Income Fund (File No. 333-152323, File No. 811-22215)

-           Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)

-           Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-           The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Julie E. Lawton Hong T. Le	Melissa B. Leyva Timothy W. McHale Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York , on June 12, 2025.

(City, State)

/s/ Nariman Farvardin

Nariman Farvardin, Board member

POWER OF ATTORNEY

I, Jennifer C. Feikin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-           American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)

-           American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)

-           American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)

-           American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)

-           The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)

-           American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)

-           American Funds Insurance Series (File No. 002-86838, File No. 811-03857)

-           American Funds Insurance Series

-           American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)

-           American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)

-           American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)

-           American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)

-           American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)

-           American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)

-           American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)

-           American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)

-           The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)

-           American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)

-           American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)

-           American High-Income Trust (File No. 033-17917, File No. 811-05364)

-           The Bond Fund of America (File No. 002-50700, File No. 811-02444)

-           Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)

-           Capital Group Central Fund Series II (File No. 811-23633)

-           Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)

-           Capital Group Conservative Equity ETF (File No. 333-276928, File No. 811-23933)

-           Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)

-           Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)

-           Capital Group Dividend Growers ETF (File No. 333-271210, File No. 811-23866)

-           Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)

-           Capital Group Equity ETF Trust I (File No.333-281924, File No. 811-24000)

-           Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)

-           Capital Group Global Equity ETF (File No. 333-276927, File No. 811-23934)

-           Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)

-           Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)

-           Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)

-           Capital Group International Equity ETF (File No. 333-271212, File No. 811-23865)

-           Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)

-           Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)

-           Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)

-           Capital World Bond Fund (File No. 033-12447, File No. 811-05104)

-           Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)

-           Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)

-           Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Julie E. Lawton Hong T. Le	Melissa B. Leyva Timothy W. McHale Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, New York , on June 12, 2025.

(City, State)

/s/ Jennifer C. Feikin

Jennifer C. Feikin, Board member

POWER OF ATTORNEY

I, Michael C. Gitlin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-           American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)

-           American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)

-           American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)

-           American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)

-           The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)

-           American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)

-           American Funds Insurance Series (File No. 002-86838, File No. 811-03857)

-           American Funds Insurance Series

-           American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)

-           American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)

-           American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)

-           American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)

-           American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)

-           American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)

-           American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)

-           American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)

-           The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)

-           American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)

-           American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)

-           American High-Income Trust (File No. 033-17917, File No. 811-05364)

-           The Bond Fund of America (File No. 002-50700, File No. 811-02444)

-           Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)

-           Capital Group Central Fund Series II (File No. 811-23633)

-           Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)

-           Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)

-           Capital World Bond Fund (File No. 033-12447, File No. 811-05104)

-           Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)

-           Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)

-           Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Julie E. Lawton Hong T. Le	Melissa B. Leyva Timothy W. McHale Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, NY , on June 12, 2025.

(City, State)

/s/ Michael C. Gitlin

Michael C. Gitlin, Board member

POWER OF ATTORNEY

I, Leslie Stone Heisz, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-           American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)

-           American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)

-           American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)

-           American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)

-           The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)

-           American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)

-           American Funds Insurance Series (File No. 002-86838, File No. 811-03857)

-           American Funds Insurance Series

-           American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)

-           American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)

-           American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)

-           American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)

-           American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)

-           American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)

-           American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)

-           American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)

-           The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)

-           American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)

-           American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)

-           American High-Income Trust (File No. 033-17917, File No. 811-05364)

-           The Bond Fund of America (File No. 002-50700, File No. 811-02444)

-           Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)

-           Capital Group Central Fund Series II (File No. 811-23633)

-           Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)

-           Capital Group Conservative Equity ETF (File No. 333-276928, File No. 811-23933)

-           Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)

-           Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)

-           Capital Group Dividend Growers ETF (File No. 333-271210, File No. 811-23866)

-           Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)

-           Capital Group Equity ETF Trust I (File No.333-281924, File No. 811-24000)

-           Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)

-           Capital Group Global Equity ETF (File No. 333-276927, File No. 811-23934)

-           Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)

-           Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)

-           Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)

-           Capital Group International Equity ETF (File No. 333-271212, File No. 811-23865)

-           Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)

-           Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)

-           Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)

-           Capital World Bond Fund (File No. 033-12447, File No. 811-05104)

-           Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)

-           Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)

-           Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Julie E. Lawton Hong T. Le	Melissa B. Leyva Timothy W. McHale Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, NY, on June 12, 2025.

(City, State)

/s/ Leslie Stone Heisz

Leslie Stone Heisz, Board member

POWER OF ATTORNEY

I, Mary Davis Holt, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-           American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)

-           American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)

-           American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)

-           American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)

-           The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)

-           American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)

-           American Funds Insurance Series (File No. 002-86838, File No. 811-03857)

-           American Funds Insurance Series

-           American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)

-           American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)

-           American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)

-           American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)

-           American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)

-           American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)

-           American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)

-           American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)

-           The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)

-           American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)

-           American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)

-           American High-Income Trust (File No. 033-17917, File No. 811-05364)

-           The Bond Fund of America (File No. 002-50700, File No. 811-02444)

-           Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)

-           Capital Group Central Fund Series II (File No. 811-23633)

-           Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)

-           Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)

-           Capital World Bond Fund (File No. 033-12447, File No. 811-05104)

-           Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)

-           Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)

-           Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-           The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Julie E. Lawton Hong T. Le	Melissa B. Leyva Timothy W. McHale Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, NY, on June 12, 2025.

(City, State)

/s/ Mary Davis Holt

Mary Davis Holt, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-           AMCAP Fund (File No. 002-26516, File No. 811-01435)

-           American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)

-           American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)

-           American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)

-           American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)

-           American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)

-           American Funds Global Insight Fund (File No. 333-233375, File No. 811-23468)

-           The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)

-           American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)

-           American Funds Insurance Series (File No. 002-86838, File No. 811-03857)

-           American Funds Insurance Series

-           American Funds International Vantage Fund (Fund No. 333-233374, File No. 811-23467)

-           American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)

-           American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)

-           American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)

-           American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)

-           American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)

-           American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)

-           American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)

-           American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)

-           The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)

-           American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)

-           American Funds U.S. Small and Mid Cap Equity Fund (File No. 333-280621, File No. 811-23979)

-           American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)

-           American High-Income Trust (File No. 033-17917, File No. 811-05364)

-           American Mutual Fund (File No. 002-10607, File No. 811-00572)

-           The Bond Fund of America (File No. 002-50700, File No. 811-02444)

-           Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)

-           Capital Group Central Fund Series II (File No. 811-23633)

-           Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)

-           Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)

-           Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)

-           Capital Income Builder (File No. 033-12967, File No. 811-05085)

-           Capital World Bond Fund (File No. 033-12447, File No. 811-05104)

-           Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)

-           Emerging Markets Equities Fund, Inc. (File No. 333-74995, File No. 811-04692)

-           Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)

-           The Investment Company of America (File No. 002-10811, File No. 811-00116)

-           Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)

-           The New Economy Fund (File No. 002-83848, File No. 811-03735)

-           Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Julie E. Lawton Hong T. Le	Melissa B. Leyva Timothy W. McHale Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, ny , on June 12, 2025.

(City, State)

/s/ Merit E. Janow

Merit E. Janow, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-           American Balanced Fund (File No. 002-10758, File No. 811-00066)

-           American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)

-           American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)

-           American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)

-           American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)

-           American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)

-           The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)

-           American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)

-           American Funds Insurance Series (File No. 002-86838, File No. 811-03857)

-           American Funds Insurance Series

-           American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)

-           American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)

-           American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)

-           American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)

-           American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)

-           American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)

-           American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)

-           American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)

-           The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)

-           American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)

-           American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)

-           American High-Income Trust (File No. 033-17917, File No. 811-05364)

-           The Bond Fund of America (File No. 002-50700, File No. 811-02444)

-           Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)

-           Capital Group Central Fund Series II (File No. 811-23633)

-           Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)

-           Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)

-           Capital World Bond Fund (File No. 033-12447, File No. 811-05104)

-           The Income Fund of America (File No. 002-33371, File No. 811-01880)

-           Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)

-           International Growth and Income Fund (File No. 333-152323, File No. 811-22215)

-           Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)

-           Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-           The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Julie E. Lawton Hong T. Le	Melissa B. Leyva Timothy W. McHale Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, NY, on June 12, 2025.

(City, State)

/s/ Margaret Spellings

Margaret Spellings, Board member

POWER OF ATTORNEY

I, Alexandra Trower, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-           American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)

-           American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)

-           American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)

-           American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)

-           The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)

-           American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)

-           American Funds Insurance Series (File No. 002-86838, File No. 811-03857)

-           American Funds Insurance Series

-           American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)

-           American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)

-           American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)

-           American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)

-           American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)

-           American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)

-           American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)

-           American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)

-           The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)

-           American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)

-           American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)

-           American High-Income Trust (File No. 033-17917, File No. 811-05364)

-           The Bond Fund of America (File No. 002-50700, File No. 811-02444)

-           Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)

-           Capital Group Central Fund Series II (File No. 811-23633)

-           Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)

-           Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)

-           Capital World Bond Fund (File No. 033-12447, File No. 811-05104)

-           Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)

-           Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)

-           Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Julie E. Lawton Hong T. Le	Melissa B. Leyva Timothy W. McHale Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, NY, on June 12, 2025.

(City, State)

/s/ Alexandra Trower

Alexandra Trower, Board member

POWER OF ATTORNEY

I, Paul S. Williams, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-           American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)

-           American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)

-           American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)

-           American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)

-           The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)

-           American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)

-           American Funds Insurance Series (File No. 002-86838, File No. 811-03857)

-           American Funds Insurance Series

-           American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)

-           American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)

-           American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)

-           American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)

-           American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)

-           American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)

-           American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)

-           American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)

-           The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)

-           American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)

-           American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)

-           American High-Income Trust (File No. 033-17917, File No. 811-05364)

-           The Bond Fund of America (File No. 002-50700, File No. 811-02444)

-           Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)

-           Capital Group Central Fund Series II (File No. 811-23633)

-           Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)

-           Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)

-           Capital World Bond Fund (File No. 033-12447, File No. 811-05104)

-           Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)

-           Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)

-           Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)

-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Julie E. Lawton Hong T. Le	Melissa B. Leyva Timothy W. McHale Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, NY , on June 12, 2025.

(City, State)

/s/ Paul S. Williams

Paul S. Williams, Board member

POWER OF ATTORNEY

I, Karl J. Zeile, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Julie E. Lawton Hong T. Le	Melissa B. Leyva Timothy W. McHale Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, NY , on June 12, 2025.

(City, State)

/s/ Karl J. Zeile

Karl J. Zeile, Board member